      As filed with the Securities and Exchange Commission on June 30, 2003



                     Securities Act Registration No. 333-105460

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. 1

                        Post-Effective Amendment No. [ ]

                        FRANK RUSSELL INVESTMENT COMPANY
                (Name of Registrant as Specified in its Charter)

                                 1-800-787-7354
                        (Area Code and Telephone Number)

                                  909 A STREET
                            TACOMA, WASHINGTON 98402
 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

                                Gregory J. Lyons
                                  909 A Street
                            Tacoma, Washington 98402
                     (Name and Address of Agent for Service)

                                 With a copy to:

                                John V. O'Hanlon
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                           Boston, Massachusetts 02116


                 Approximate Date of Proposed Public Offering:
                As soon as possible following the effective date
                        of this Registration Statement.

      The Registrant hereby amends this Registration Statement to delay its effective date until it shall become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to
                          Section 8(a), may determine.


      The title of the securities being registered is the Select Value Fund
       Class C Shares, Class E Shares, Class I Shares and Class S Shares.

    No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration
Nos. 2-71299, 811-3153) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended
 October 31, 2002 was filed on January 29, 2003. Pursuant to Rule 429 under the
   Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

                       FRANK RUSSELL INVESTMENT COMPANY

                              EQUITY INCOME FUND
                                EQUITY III FUND

                                 909 A STREET
                           TACOMA, WASHINGTON 98402

                                1-800-628-8510


Dear Shareholder:


   Enclosed is a Notice of Special Meeting of Shareholders of Equity Income Fund and Equity III Fund (each, a "Target Fund," and together, the "Target Funds"), each a sub-trust of Frank Russell Investment Company ("FRIC"). The Special Meeting has been called for October 3, 2003 at 10:00 a.m., local time, at the offices of FRIC at 909 A Street, Tacoma, Washington. The accompanying Prospectus/Proxy Statement details the proposals being presented for your consideration.



   The meeting will consider three proposals, including seeking approval of the reorganization of two separate funds into one acquiring fund pursuant to a plan of reorganization.


  . Shareholders of Equity Income Fund are being asked to approve a proposed combination (the "Equity Income Reorganization") of Equity Income Fund with the Select Value Fund (the "Value Fund" and, together with the Target Funds, the "Funds") (Proposal 1).

  . Shareholders of Equity III Fund are being asked to approve a proposed combination (the "Equity III Reorganization" and, together with the Equity Income Reorganization, the "Reorganizations") of Equity III Fund with Value Fund (Proposal 2).

   If approved, the Reorganizations would authorize a reorganization of Equity Income Fund into Value Fund and of Equity III Fund into Value Fund. Each of the Funds is a sub-trust of FRIC. Shareholders should note that the consummation of each Reorganization is not conditioned upon the approval or consummation of the other Reorganization proposed in the attached Prospectus/Proxy Statement. Accordingly, in the event that the Shareholders of only one of the Target Funds approve their Fund's Reorganization, it is expected that the approved Reorganization will, subject to the terms of the plan of reorganization, take place as described in the Prospectus/Proxy Statement with respect to that Target Fund, even if the Shareholders of the other Target Fund have not approved their Target Fund's Reorganization. In the event that your Reorganization is not approved, you will continue to be a Shareholder of your Target Fund and the Board of your Target Fund will consider other possible courses of action available to it, including liquidation of your Target Fund or resubmitting the Reorganization proposal to Shareholders.

   On the date of the Equity Income Reorganization, Equity Income Fund Shareholders will receive:

  . Class C Shares of Value Fund with an aggregate value at the time the reorganization is completed equal to that of their Class C Shares of Equity Income Fund;

  . Class E Shares of Value Fund with an aggregate value at the time the reorganization is completed equal to that of their Class E Shares of Equity Income Fund; and

  . Class S Shares of Value Fund with an aggregate value at the time the reorganization is completed equal to that of their Class S Shares of Equity Income Fund on that date.

   On the date of the Equity III Reorganization, Equity III Fund Shareholders will receive:

  . Class E Shares of Value Fund with an aggregate value at the time the reorganization is completed equal to that of their Class E Shares of Equity III Fund; and

  . Class I Shares of Value Fund with an aggregate value at the time the reorganization is completed equal to that of their Class I Shares of Equity III Fund on that date.

   After carefully studying the merits of the proposed Reorganizations, the Board of Trustees of FRIC has determined that consolidation of the Funds may provide substantial benefits to each Fund's Shareholders. In connection with the proposed Reorganizations, you should note the following:

  . Each of the Reorganizations is expected to qualify as a tax free transaction.


  . Apart from the cost of the Reorganizations, which is not expected to be material, the value of your investment will not change as a result of the Reorganizations.


   In addition to the proposed Reorganizations, Shareholders of the Target Funds will be asked to elect three members of the Board of Trustees of FRIC (Proposal 3).

   Subject to respective Shareholder approval, the Reorganizations are expected to be completed on or about October 27, 2003 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on October 24, 2003, or at such earlier or subsequent date as FRIC determines to be in the interest of the Funds. If approved, Proposal 3 will be effective on the date of the Shareholder meeting which will be prior to the Reorganizations.

   The enclosed materials provide details of the Proposals. Accordingly, a proxy card for the Special Meeting is enclosed. IT IS IMPORTANT THAT YOU COMPLETE, SIGN AND RETURN YOUR CARD AS SOON AS POSSIBLE TO ENSURE THAT YOUR VOTE IS COUNTED AT THE SPECIAL MEETING.

                                          Sincerely,

                                          Karl J. Ege
                                          Secretary

Tacoma, Washington
July 8, 2003

                       FRANK RUSSELL INVESTMENT COMPANY
                                 909 A STREET
                           TACOMA, WASHINGTON 98402

                           NOTICE OF SPECIAL MEETING
                              OF SHAREHOLDERS OF

                            EQUITY INCOME FUND AND
                                EQUITY III FUND

                         TO BE HELD ON OCTOBER 3, 2003


   NOTICE IS HEREBY GIVEN that a Special Meeting of the Shareholders (the "Shareholders") of Equity Income Fund and Equity III Fund (each, a "Target Fund," and together the "Target Funds"), each a sub-trust of Frank Russell Investment Company ("FRIC"), will be held at FRIC's offices located at 909 A Street, Tacoma, Washington, on October 3, 2003 at 10:00 a.m., local time, for the following purposes:


1. For Shareholders of Equity Income Fund only, to approve a Plan of Reorganization for Equity Income Fund and Select Value Fund ("Value Fund"), each a sub-trust of FRIC, providing that (i) Equity Income Fund would transfer to Value Fund all or substantially all of its assets in exchange for shares of Value Fund and the assumption by Value Fund of Equity Income Fund's liabilities, (ii) such shares of Value Fund would be distributed to Shareholders of Equity Income Fund in liquidation of Equity Income Fund, and
   (iii) Equity Income Fund would subsequently be dissolved;

2. For Shareholders of Equity III Fund only, to approve a Plan of Reorganization for Equity III Fund and Value Fund, each a sub-trust of FRIC, providing that (i) Equity III Fund would transfer to Value Fund all or substantially all of its assets in exchange for shares of Value Fund and the assumption by Value Fund of Equity III Fund's liabilities, (ii) such shares of Value Fund would be distributed to Shareholders of Equity III Fund in liquidation of Equity III Fund, and (iii) Equity III Fund would subsequently be dissolved;

3. To elect three members of the Board of Trustees of FRIC; and

4. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

   The attached Prospectus/Proxy Statement provides more information concerning the reorganizations contemplated by the Plan of Reorganization, and the other items upon which Shareholders will be asked to vote. The Plan of Reorganization is attached as Exhibit A.

   Shareholders of record as of the close of business on July 7, 2003, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

                                          By Order of the Board of Trustees,

                                          Karl J. Ege
                                          Secretary

Tacoma, Washington
July 8, 2003


IT IS IMPORTANT THAT YOUR SHARES BE REPRESENTED AT THE MEETING! WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE COMPLETE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR TAKE ADVANTAGE OF THE FACSIMILE, TELEPHONIC OR INTERNET VOTING PROCEDURES DESCRIBED ON THE PROXY CARD. IF YOU DESIRE TO VOTE IN PERSON YOU MAY REVOKE YOUR PROXY PRIOR TO THE MEETING.

                    COMBINED PROSPECTUS AND PROXY STATEMENT
                              DATED JULY 8, 2003

                               SELECT VALUE FUND
               (a sub-trust of Frank Russell Investment Company)

                       to acquire the assets of each of

                            EQUITY INCOME FUND AND
                                EQUITY III FUND
            (each, a sub-trust of Frank Russell Investment Company)

                                 909 A Street
                           Tacoma, Washington 98402
                                1-800-787-7354

                QUESTIONS AND ANSWERS ABOUT THE SPECIAL MEETING
                      AND THE PROSPECTUS/PROXY STATEMENT

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
  SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS/PROXY
     STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

General Information About the Proposals

Q. What is the purpose of this Prospectus/Proxy Statement?

A. You are receiving this combined Prospectus and Proxy Statement (the "Prospectus/Proxy Statement") because you have the right to vote on important proposals concerning your investment in your Target Fund(s) as defined below. The proposals are as follows:


  . Shareholders are being asked to approve the reorganization of Equity Income Fund into Select Value Fund ("Value Fund") (the "Equity Income Reorganization") and the reorganization of Equity III Fund into Value Fund (the "Equity III Reorganization" and, together with the Equity Income Reorganization, the "Reorganizations"), each of which is described below. Equity Income Fund and Equity III Fund are each proposed to be reorganized into Value Fund and are referred to herein as the "Target Funds," and the Target Funds together with Value Fund are referred to herein as the "Funds." Each of the Funds is a sub-trust of Frank Russell Investment Company ("FRIC"). The Funds currently have identical investment objectives and comparable investment policies and limitations. At the time of the Reorganizations, shareholders of the Target Funds (the "Shareholders") will become shareholders of Value Fund. Shareholders should note that the consummation of each Reorganization is not conditioned upon the approval or consummation of the other Reorganization. Accordingly, in the event that the Shareholders of only one of the Target Funds approve their Target Fund's Reorganization, it is expected that the approved Reorganization will, subject to the terms of the plan of reorganization, take place as described below. In the event that your Target Fund's Reorganization is not approved, you will continue to be a Shareholder of the Target Fund and the Board of Trustees of FRIC (the "Board," or the "Trustees") will consider other possible courses of action available to it, including liquidation of the Target Fund or resubmitting the Reorganization proposal to Shareholders.


  . Shareholders are being asked to elect three Trustees. If approved, the election will be effective on the date of the Shareholder meeting which will be prior to the Reorganizations. Shareholders of the other thirty sub-trusts of FRIC, including Value Fund, are also being asked to elect these Trustees in a separate proxy statement.

This Prospectus/Proxy Statement provides the information about Value Fund that Shareholders should know in order to evaluate the proposed Reorganizations. We suggest that you keep this Prospectus/Proxy Statement for your records and future reference. The following documents are incorporated by reference into this Prospectus/Proxy Statement (and are also attached if indicated). All documents may be obtained without charge by writing to the address shown above or by calling 1-800-787-7354:


  . a Statement of Additional Information, dated February 28, 2003, as supplemented June 25, 2003, relating to the Funds, and a Statement of Additional Information, dated July 8, 2003, relating to this Prospectus/Proxy Statement, is on file with the U.S. Securities and Exchange Commission (the "SEC") and is available upon request to FRIC.



  . FRIC's Prospectus relating to Value Fund, Equity Income Fund and Equity III Fund dated February 28, 2003, as supplemented June 25, 2003, is attached as EXHIBIT B.


  . FRIC's Annual Report relating to Value Fund, Equity Income Fund and Equity III Fund dated October 31, 2002 is attached as EXHIBIT C.


This summary of the Prospectus/Proxy Statement is provided for your convenience and is qualified in its entirety by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement which you are urged to read. It is expected that this Prospectus/Proxy Statement will first be sent to Shareholders on or about July 15, 2003.


Q. How do the Trustees recommend that I vote for these proposals?


A. The Trustees recommend that Shareholders vote FOR each proposal. In determining whether to approve the Reorganizations and to recommend their approval to Shareholders, the Trustees, including the independent Trustees, considered the potential impact of the Reorganizations on the Shareholders and a variety of related factors, including, among others, (1) the viability of, and expense involved in, operating the Target Funds as stand-alone funds; (2) the compatibility of the investment objectives, policies and restrictions of the Funds; (3) the terms and conditions of the plan of reorganization, including provisions intended to avoid any dilution of shareholder interests; (4) the fact that the estimated expenses associated with the solicitation of proxies will be borne by the Target Funds; (5) the fact that brokerage costs may be incurred by the Funds as a result of the Reorganizations; (6) the fact that the Reorganizations are intended to qualify as tax-free reorganizations under federal tax laws; (7) the fact that the pro forma gross operating expenses of Value Fund are estimated to be lower than the current gross operating expenses of the Target Funds; (8) the expense reimbursement obligations of the Funds' investment adviser will continue in effect until at least February 29, 2004 but are terminable by Value Fund's investment adviser on such date and annually thereafter; (9) possible alternatives to the Reorganizations; and (10) the fact that the investment objective of Value Fund is proposed to be changed from seeking capital appreciation to seeking capital growth, and from fundamental to non-fundamental, subject to the approval of current Value Fund shareholders at a meeting scheduled to be held on October 3, 2003.


Information About Voting

Q. Who is asking for my vote?


A. The Trustees of FRIC have requested your vote on these matters at the special meeting of Shareholders (the "Special Meeting"). The Special Meeting will be held at 10:00 a.m. local time, on October 3, 2003, at the offices of FRIC located at 909 A Street, Tacoma, Washington. FRIC proposes to mail the Notice of the Special Meeting, the proxy card and the Prospectus/Proxy Statement to Shareholders on or about July 15, 2003.


Q. Who is eligible to vote?


A. FRIC has thirty-two series, or funds, in all. This Prospectus/Proxy Statement relates to the Proposals set forth for Shareholders of the Target Funds and contains important information relating to Value Fund. Shareholders of the other series of FRIC, including Value Fund, will be asked to consider the election of three Trustees, and Shareholders of most of the other series of FRIC, including Value Fund, will be asked to consider a change in their respective fundamental investment objectives and a reclassification of their respective investment objectives from fundamental to non-fundamental in a separate proxy statement.


   Shareholders of record of the Target Funds at the close of business on July 7, 2003 are entitled to notice of and to vote at the Special Meeting or at any adjournment of the Special Meeting on the proposals applicable to the Target Fund(s) for which they hold shares. Shareholders of record will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold on each matter presented at the Special Meeting.

Q. Which proposals apply to my Fund?

A. The following table identifies each proposal to be presented at the Special Meeting and the Funds whose shareholders the Board is soliciting with respect to that proposal:

                                         Proposal                                          Affected Funds
                                         --------                                          --------------
1. To approve a Plan of Reorganization for Equity Income Fund and Value Fund,                Equity
   each a sub-trust of FRIC, providing that (i) Equity Income Fund would transfer to         Income
   Value Fund all or substantially all of its assets in exchange for shares of Value         Fund
   Fund and the assumption by Value Fund of Equity Income Fund's liabilities,                only
   (ii) such shares of Value Fund would be distributed to Shareholders of Equity
   Income Fund in liquidation of Equity Income Fund, and (iii) Equity Income Fund
   would subsequently be dissolved.

2. To approve a Plan of Reorganization for Equity III Fund and Value Fund, each a            Equity III
   sub-trust of FRIC, providing that (i) Equity III Fund would transfer to Value Fund        Fund
   all or substantially all of its assets in exchange for shares of Value Fund and the       only
   assumption by Value Fund of Equity III Fund's liabilities, (ii) such shares of Value
   Fund would be distributed to Shareholders of Equity III Fund in liquidation of
   Equity III Fund, and (iii) Equity III Fund would subsequently be dissolved.

3. To elect three members of the Board of Trustees of FRIC                                   Equity
                                                                                             Income
                                                                                             Fund and
                                                                                             Equity III
                                                                                             Fund

General Information About the Funds

Q. How are the Funds managed?

A. FRIC is an open-end, management investment company organized under the laws of the Commonwealth of Massachusetts, with principal offices located at 909 A Street, Tacoma, Washington 98402.

   Under Massachusetts law, each Fund is a "sub-trust" of FRIC. The management of the business and affairs of FRIC is the responsibility of the Board. The Board oversees the Funds' operations, including reviewing and approving the Funds' contracts with the Funds' investment adviser, Frank Russell Investment Management Company ("FRIMCo"), and the Funds' respective sub-advisers ("Money Managers"). FRIC's officers are responsible for the day-to-day management and administration of the Funds' operations. The Money Managers are responsible for selection of individual portfolio securities for the assets assigned to them.

   FRIC has received an exemptive order from the U.S. Securities and Exchange Commission ("SEC") which permits FRIC, with the approval of the Board, to engage and terminate Money Managers without a shareholder vote. If assets of the Target Funds decline prior to the Special Meeting, which they are expected to do, certain Money Managers of the Target Funds will be terminated. It is also expected that, because the Value Fund will have more assets after consummation of the Reorganizations, one of the Money Managers of the Target Funds will be added to the Value Fund.

Additional Information Regarding the Proposals

Q. How do I vote my shares?


A. You may vote your shares in writing, by executing the enclosed proxy card and returning it in the envelope provided or by using the facsimile, telephone or Internet voting procedures described in the proxy card. The giving of such a proxy will not affect your right to vote in person should you decide to attend the Special Meeting. To vote via the Internet, please access the website listed on your proxy card or noted in the enclosed voting instructions. To vote via the Internet, you will need the "control number" that appears on your proxy card. The Internet voting procedures are designed to authenticate Shareholder identities, to allow Shareholders to give their voting instructions and to confirm that Shareholders' instructions have been recorded properly. If you vote via the Internet, you may incur costs associated with electronic access providers and telephone companies.

   Proxy cards that are properly signed, dated and received at or prior to the Special Meeting and proper voting instructions received via facsimile, telephone or the Internet will be voted as specified. If you specify a vote for any of the Proposals 1 through 3, your proxy will be voted as you indicate. If you sign, date and return the proxy card, but do not specify a vote for one or more of the Proposals, your shares will be voted by the proxies on the Proposals for which you have not specified a vote as follows:


  . IN FAVOR of the reorganization of Equity Income Fund into Value Fund (Proposal 1);

  . IN FAVOR of the reorganization of Equity III Fund into Value Fund (Proposal 2);

  . IN FAVOR of electing each of the nominees to serve on the Board of Trustees of FRIC (Proposal 3).

Q. If I send my proxy card in now as requested, can I change my vote later?


A. You may revoke your proxy at any time prior to its exercise by voting in person at the Special Meeting or by submitting, before the Special Meeting, written notice of revocation, a later-dated proxy card or a later-dated vote via facsimile, telephone or the Internet. Even if you plan to attend the Special Meeting, we ask that you return the enclosed proxy card. This will help us ensure that an adequate number of shares are present for the Special Meeting.


Q. Who should I call for additional information about this Proxy Statement?


A. Please call D.F. King & Co., Inc., your Fund's information agent, at 1-800-628-8510.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED BY REFERENCE. IF ANY PERSON PROVIDES ANY REPRESENTATION OR OTHER INFORMATION, YOU SHOULD NOT RELY ON THOSE REPRESENTATIONS OR OTHER INFORMATION SINCE NEITHER EQUITY INCOME FUND, EQUITY III FUND NOR VALUE FUND HAS AUTHORIZED THOSE REPRESENTATIONS.

                    COMBINED PROSPECTUS AND PROXY STATEMENT

                               TABLE OF CONTENTS


Cover Page...................................................................................................

PROPOSALS 1 AND 2: TO APPROVE THE PLAN OF REORGANIZATION.....................................................   1

Summary and Overview of the Proposed Reorganizations.........................................................   1

Comparison of Important Features.............................................................................   2

Reasons for the Reorganizations..............................................................................  13

Information about the Plan of Reorganization.................................................................  14

Comparison of Investment Policies and Risks of Investing in the Funds........................................  19

PROPOSAL 3: TO ELECT MEMBERS OF THE BOARD OF TRUSTEES........................................................  21

Further Information About Voting and the Special Meeting.....................................................  26

Information about FRIC and the Funds.........................................................................  28

Independent Auditors.........................................................................................  28

EXHIBIT A: Plan of Reorganization............................................................................ A-1

EXHIBIT B: FRIC Prospectus relating to Value Fund, Equity Income Fund and Equity III Fund dated February 28,
  2003 as supplemented June 25, 2003......................................................................... B-1

EXHIBIT C: FRIC Annual Report to Shareholders relating to Value Fund, Equity Income Fund and Equity III Fund,
  dated October 31, 2002..................................................................................... C-1

                                  PROPOSAL 1:
                      TO APPROVE A PLAN OF REORGANIZATION
                     FOR EQUITY INCOME FUND AND VALUE FUND

                                  PROPOSAL 2:
                      TO APPROVE A PLAN OF REORGANIZATION
                      FOR EQUITY III FUND AND VALUE FUND

             SUMMARY AND OVERVIEW OF THE PROPOSED REORGANIZATIONS

   The Board is recommending that Shareholders of each Target Fund approve a plan of reorganization for the Equity Income Reorganization and the Equity III Reorganization (the "Plan"). The Plan, the Funds' Prospectus and the Funds' Annual Report are each attached to this Prospectus/Proxy Statement as Exhibits A, B, and C, respectively.

   At meetings on February 25, 2003 and May 20, 2003, the Board received a proposal from FRIMCo regarding the future of the Target Funds, given their relatively small asset base. For the reasons set forth below under "REASONS FOR THE REORGANIZATION," the Board concluded that the Reorganizations are in the best interests of the Shareholders of each of the Funds. Of course, each Shareholder's decision to become an investor in Value Fund will involve an assessment of his or her own personal financial situation and objectives. If the Plan is approved by Shareholders and the Reorganizations take place, the Target Funds will be merged into Value Fund. Shareholders should note that the consummation of each Reorganization is not conditioned upon the approval or consummation of the other Reorganization. Accordingly, in the event that the Shareholders of only one of the Target Funds approve their Target Fund's Reorganization, it is expected that the approved Reorganization will, subject to the terms of the Plan, take place as described below, even if the Shareholders of the other Target Fund have not approved their Target Fund's Reorganization. In the event that your Reorganization is not approved, you will continue to be a Shareholder of your Target Fund and the Board will consider other possible courses of action available to it, including liquidation of your Target Fund or resubmitting the Reorganization proposal to Shareholders.

   If the Equity Income Reorganization is approved, Equity Income Fund will be reorganized into Value Fund, and Shareholders of Equity Income Fund will receive:

  . Class C Shares of Value Fund with an aggregate value equal at the time of the completion of the Equity Income Reorganization to the aggregate value of their Equity Income Fund Class C Shares;

  . Class E Shares of Value Fund with an aggregate value equal at the time of the completion of the Equity Income Reorganization to the aggregate value of their Equity Income Fund Class E Shares; and

  . Class S Shares of Value Fund with an aggregate value equal at the time of the completion of the Equity Income Reorganization to the aggregate value of their Equity Income Fund Class S Shares.

   If the Equity III Reorganization is approved, Equity III Fund will be reorganized into Value Fund, and Shareholders of Equity III Fund will receive:

  . Class E Shares of Value Fund with an aggregate value equal at the time of the completion of the Equity III Reorganization to the aggregate value of their Equity III Fund Class E Shares; and

  . Class I Shares of Value Fund with an aggregate value equal at the time of the completion of the Equity III Reorganization to the aggregate value of their Equity III Fund Class I Shares.

   After shares of Value Fund are distributed to Shareholders of the Target Funds, the Target Funds will be dissolved.

Effects of the Reorganizations on Shareholders

   The Plan approved by the Trustees and presented to the Shareholders provides for the reorganization of Equity Income Fund and Equity III Fund into Value Fund in exchange for Class C, E, I and S Shares issued by Value Fund. The value of Class C, E, I and S Shares issued by Value Fund in connection with the Reorganizations will equal at the time of the Reorganization the value of the net assets of the Class C, E, I and S Shares, respectively, of the Target Funds acquired by Value Fund. Pursuant to the Plan, shares issued to the Shareholders of the Target Funds by Value Fund will be distributed as part of the liquidation of the Target Funds. As a result, each Shareholder of the Target Funds will cease to be a Shareholder of their respective Target Fund and will instead be the owner of that number of full and fractional Class C, E, I or S Shares of Value Fund having an aggregate net asset value equal at the time of the Reorganization to the aggregate net asset value of the Class C, E, I or S Shares, respectively, of the Target Fund held by that Shareholder at the Effective Time of the Reorganizations, as defined herein.

Required vote

   The affirmative vote of a majority of the outstanding voting securities of Equity Income Fund as of July 7, 2003, the record date (the "Record Date"), is necessary to approve the Equity Income Reorganization. The affirmative vote of a majority of the outstanding voting securities of Equity III Fund as of the Record Date is necessary to approve the Equity III Reorganization. The Reorganizations will be voted on separately by the Shareholders of Equity Income Fund and Equity III Fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a vote of a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares represented at the Special Meeting, if more than 50% of the outstanding shares are present at the Special Meeting or represented by proxy, or (ii) more than 50% of the outstanding shares.

   If a Reorganization is not approved, the applicable Target Fund will continue to operate as a sub-trust of FRIC, and the Trustees will consider what further action, if any, is in the best interests of that Target Fund and its Shareholders, including the possible liquidation of that Target Fund.

   IF YOU RETURN A SIGNED PROXY CARD WITH NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED IN FAVOR OF THE PLAN.

Tax consequences

   With respect to each Reorganization, completion of the Reorganization is subject to the receipt of a tax opinion from Dechert LLP to the effect that, based on certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Consequently, no gain or loss will be recognized for federal income tax purposes by the Target Funds or their Shareholders. There is additional information about the federal income tax consequences of the Reorganizations under "Information About the Plan of Reorganization--Tax Considerations."

                 COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

Investment Objectives and Policies of the Funds

   The investment objectives of the Funds are identical. Each Fund seeks to provide capital appreciation. In a separate proxy statement, the current Value Fund shareholders are being asked to approve a change in Value Fund's investment objective at a shareholders meeting scheduled to be held on October 3, 2003. If approved, such change is expected to be effective on March 1, 2004 and Value Fund's new investment objective will be to seek to provide long term capital growth.


   The principal investment strategy of Value Fund is as follows.



   The Fund invests primarily in large and medium capitalization stocks with some exposure to small capitalization stocks. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value. The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.



   The changes proposed in the investment objective are not expected to affect materially the manner in which the Fund is managed and the Fund's principal investment strategy will not change.



   Pursuant to its principal investment strategy, the Fund invests in securities that its Money Managers believe will provide capital appreciation. If the proposed investment objective is approved, the Fund would continue to invest in such securities, but long-term capital growth, rather than capital appreciation, would be the stated investment goal.



   Each of the Funds invests primarily in common stocks of US companies. The Target Funds invest primarily in common stocks of medium and large capitalization companies, and while they have the ability to invest in small capitalization companies, neither does so as a principal investment strategy. Value Fund also invests primarily in common stocks of medium and large capitalization companies, but may have more exposure to small capitalization companies. The fundamental investment restrictions of the Funds are identical. See "Comparison of Investment Policies and Risks of the Funds" in this Prospectus/Proxy Statement.

Management of the Funds

   The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo and the Money Managers. FRIC's officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

   The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo is a wholly owned subsidiary of Frank Russell Company ("Russell"), which provides comprehensive asset management consulting services to institutional pools of investment assets. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the Money Managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects Money Managers for the Funds (subject to approval by the Board), allocates assets among Money Managers, monitors the Money Managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolio. FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent. FRIMCo, as agent for FRIC, pays the Money Managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

   Each Fund conducts its business through a number of service providers who act on its behalf. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank and Trust Company, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

   FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among Money Managers at any time. The Funds received an exemptive order from the SEC that permits a Fund to engage or terminate a Money Manager at any time, subject to the approval by the Funds' Board, without a shareholder vote. A Fund notifies its shareholders within 60 days of when a Money Manager begins providing services. Each Fund selects Money Managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the Money Manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

   Each Money Manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each Money Manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each Money Manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each Money Manager based on FRIMCo's assessment of the Money Manager's expertise and investment style. By assigning more specific constraints to each Money Manager, FRIMCo intends to capitalize on the strengths of each Money Manager and to combine their investment activities in a complementary fashion. Although the Money Managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a Money Manager's individual security selections.

   As of the date of this Proxy Statement, the Money Managers for Equity Income Fund are:

  .  Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105;

  . Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200, Wilmington, DE 19801;

  . DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando, FL 32801; and

  .  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

   As of the date of this Proxy Statement, the Money Managers for Equity III Fund are:

  .  Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105;

  . Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200, Wilmington, DE 19801;

  . DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando, FL 32801; and

  .  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.


   It is expected that assets under management in the Target Funds will decline during the third quarter of 2003. As a result, it is anticipated that DePrince, Race & Zollo, Inc., Iridian Asset Management LLC and Brandywine Asset Management, LLC will be terminated as Money Managers of the Target Funds during the third quarter of 2003.

The Target Funds will then employ a single money manager, Barclays Global Fund Advisors, by the end of that quarter in anticipation of the proposed Reorganizations.


   As of the date of this Proxy Statement, the Money Managers for Value Fund are:




  . DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando, FL 32801.



  .  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.



  . MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.



  . Systematic Financial Management, L.P., 300 W. Frank Burr Boulevard, Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.



   The investment styles employed by the Money Managers may not be complementary. The interplay of the various strategies employed by a Fund's multiple Money Managers may result in a Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to a Fund's performance depending upon the performance of those securities and the overall economic environment.



   At the Effective Time (as defined below) of the Reorganizations, it is expected that Value Fund's Money Managers will be the same as they are as of the date of this Proxy Statement.


   As noted above, a Fund, including the Value Fund, may engage new Money Managers or terminate any of these Money Managers at any time subject to the approval of the Board without a shareholder vote. Therefore, the Money Managers of the Funds at the Effective Time of the Reorganizations may be different than those listed above.

Investment Advisory Fees

   Under its Advisory Agreement with FRIC, FRIMCo receives an advisory fee from each Fund for FRIMCo's advisory services provided to that Fund. From its advisory fee, FRIMCo, as FRIC's agent, pays the Money Managers for their investment selection services. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses. The annual rate of advisory fees payable by each of Equity Income Fund, Equity III Fund and Value Fund monthly on a pro rata basis is 0.75%, 0.55% and 0.70%, respectively, of the Fund's average daily net assets. For Value Fund, FRIMCo has contractually agreed to waive, at least until February 29, 2004, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Value Fund, advisory fees will be waived equally across all classes of the Value Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, E, I and S to 2.25%, 1.40%, 0.95% and 1.15%, respectively.

Fees and Expenses

   The Funds, like all mutual funds, incur certain expenses in their operations and Shareholders pay these expenses indirectly. These expenses include advisory fees as well as the costs of maintaining accounts, administration and other activities. The following tables (a) compare the fees and expenses that you may pay for each class of each Target Fund and the corresponding class of Value Fund and (b) show the estimated fees and expenses that you may pay for each class of Value Fund on a pro forma basis as of that date after giving effect to the Reorganizations.

                               Shareholder Fees
                   (fees paid directly from your investment)

                                                     Maximum Sales
                                       Maximum Sales Charge (Load)
                                       Charge (Load)  Imposed on      Maximum
                                        Imposed on    Reinvested   Deferred Sales Redemption Exchange
                                         Purchases     Dividends   Charge (Load)     Fees      Fees
                                       ------------- ------------- -------------- ---------- --------
Each Fund prior to the Reorganizations     None          None           None         None      None
Value Fund after the Reorganizations..     None          None           None         None      None

                       Annual Fund Operating Expenses##
                 (expenses that are deducted from Fund assets)
                               (% of net assets)


                                                          Other Expenses
                                                            (including
                                                          Administrative  Total Gross
                                             Distribution    Fees and     Annual Fund   Fee Waivers       Total Net
                                    Advisory   (12b-1)      Shareholder    Operating    and Expense      Annual Fund
                                      Fee      Fees***    Servicing Fees)  Expenses   Reimbursements# Operating Expenses
                                    -------- ------------ --------------- ----------- --------------- ------------------
Class C Shares*
Value Fund**, #....................   0.70%      0.75%         1.03%         2.48%         (0.29)%           2.19%
Equity Income Fund**...............   0.75%      0.75%         1.43%         2.93%          0.00 %           2.93%
Value Fund pro forma for Equity III
  Reorganization...................   0.70%      0.75%         0.86%         2.31%         (0.06)%           2.25%
Value Fund pro forma for
  Equity Income Reorganization.....   0.70%      0.75%         1.17%         2.62%         (0.37)%           2.25%
Value Fund pro forma for both
  Reorganizations..................   0.70%      0.75%         1.12%         2.57%         (0.32)%           2.25%

Class E Shares*
Value Fund*, #.....................   0.70%      None          0.85%         1.55%         (0.29)%           1.26%
Equity Income Fund**...............   0.75%      None          1.43%         2.18%          0.00 %           2.18%
Equity III Fund**..................   0.55%      None          1.30%         1.85%          0.00 %           1.85%
Value Fund pro forma for Equity III
  Reorganization...................   0.70%      None          0.70%         1.40%          0.00 %           1.40%
Value Fund pro forma for
  Equity Income Reorganization.....   0.70%      None          0.83%         1.53%         (0.13)%           1.40%
Value Fund pro forma for both
  Reorganizations..................   0.70%      None          0.72%         1.42%         (0.02)%           1.40%

Class I Shares
Value Fund**, #....................   0.70%      None          0.58%         1.28%         (0.33)%           0.95%
Equity III Fund**..................   0.55%      None          1.05%         1.60%          0.00 %           1.60%
Value Fund pro forma for Equity III
  Reorganization...................   0.70%      None          0.44%         1.14%         (0.19)%           0.95%
Value Fund pro forma for
  Equity Income Reorganization.....   0.70%      None          0.34%         1.04%         (0.09)%           0.95%
Value Fund pro forma for both
  Reorganizations..................   0.70%      None          0.32%         1.02%         (0.07)%           0.95%

Class S Shares
Value Fund**, #....................   0.70%      None          0.64%         1.34%         (0.29)%           1.05%
Equity Income Fund**...............   0.75%      None          1.18%         1.93%          0.00 %           1.93%
Value Fund pro forma for Equity III
  Reorganization...................   0.70%      None          0.47%         1.17%         (0.02)%           1.15%
Value Fund pro forma for
  Equity Income Reorganization.....   0.70%      None          0.59%         1.29%         (0.14)%           1.15%
Value Fund pro forma for both
  Reorganizations..................   0.70%      None          0.54%         1.24%         (0.09)%           1.15%

--------
* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of shares.
** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2003.
*** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class C Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

# For Value Fund, FRIMCo has contractually agreed to waive, at least until February 29, 2004, up to the full amount of its transfer agency fees, administrative fees and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively.
## If you purchase shares through a financial intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.

   In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in FRIC's Money Market Fund are 0.10% (net of fee waivers and reimbursements).

Example

   The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 29, 2004. The calculation of costs for the one year period does take into account such waivers.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
 Class C Shares
 Value Fund...................................  $222   $745   $1,294   $2,793
 Equity Income Fund...........................   296    907    1,543    3,252
 Value Fund pro forma for both Reorganizations   228    769    1,337    2,881

 Class E Shares
 Value Fund...................................   128    461      817    1,820
 Equity Income Fund...........................   221    682    1,169    2,513
 Equity III Fund..............................   188    582    1,001    2,169
 Value Fund pro forma for both Reorganizations   143    447      774    1,700

 Class I Shares
 Value Fund...................................    97    374      671    1,517
 Equity III Fund..............................   163    505      871    1,900
 Value Fund pro forma for both Reorganizations    97    318      556    1,241

 Class S Shares
 Value Fund...................................   107    396      706    1,587
 Equity Income Fund...........................   196    606    1,042    2,254
 Value Fund pro forma for both Reorganizations   117    385      672    1,492

Performance

   The Funds' average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operation of the
Fund) are presented below for each class of the Funds' shares and are compared with the returns of an index that measures broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

   The returns shown for Equity Income Fund's Class E Shares between November 4, 1996, the date such Class E Shares were first issued, and May 18, 1998 reflect the deduction of Rule 12b-1 distribution fees. Effective May 18, 1998, Class E Shares of Equity Income Fund no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees. Returns for periods prior to the date Equity Income Fund and Equity III Fund first issued Class E or Class C Shares are those of the Funds' Class S or Class I Shares and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. Equity Income Fund and Equity III Fund commenced operation of their Class E Shares on November 4, 1996 and May 14, 1999, respectively. Equity Income Fund first issued Class C Shares on January 27, 1999.

   Past performance, both before-tax and after-tax, is no indication of future results.


                                                                                        10 Years
  Average annual total returns for                                                      or Since
the periods ended December 31, 2002                                   1 Year  5 Years  Inception*
-----------------------------------                                  ------   -------  ----------
Equity Income Fund
Return Before Taxes, Class C........................................ (21.01)%  (4.37)%     7.05 %
Return Before Taxes, Class E........................................ (20.46)%  (3.83)%     7.35 %
Return Before Taxes, Class S........................................ (20.29)%  (3.55)%     7.59 %
Return After Taxes on Distributions, Class S........................ (20.50)%  (4.88)%     4.26 %
Return After Taxes on Distributions and Sale of Fund Shares, Class S (12.45)%  (2.95)%     5.04 %

Equity III Fund
Return Before Taxes, Class E........................................ (20.12)%  (3.65)%     7.76 %
Return Before Taxes, Class I........................................ (19.92)%  (3.48)%     7.86 %
Return After Taxes on Distributions, Class I........................ (20.33)%  (4.88)%     4.28 %
Return After Taxes on Distributions and Sale of Fund Shares, Class I (12.22)%  (2.88)%     5.18 %

Value Fund
Return Before Taxes, Class C........................................ (19.69)%     --     (14.49)%
Return Before Taxes, Class E........................................ (18.86)%     --     (13.75)%
Return Before Taxes, Class I........................................ (18.73)%     --     (13.43)%
Return Before Taxes, Class S........................................ (18.81)%     --     (13.53)%
Return After Taxes on Distributions, Class S........................ (19.13)%     --     (13.90)%
Return After Taxes on Distributions and Sale of Fund Shares, Class S (11.54)%     --     (10.83)%

Russell 1000(R) Value Index......................................... (15.52)%   1.16 %    10.81 %

--------
* The Value Fund commenced operations on January 31, 2001.


Distribution of the Funds


   Russell Fund Distributors, Inc. (the "Distributor"), located at 909 A Street, Tacoma, WA 98402, a wholly-owned subsidiary of FRIMCo, serves as the principal underwriter of FRIC's shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of shares pursuant to FRIC's 12b-1 Distribution Plan and Shareholder Services Plan, respectively.

Purchases, Redemptions and Exchanges

   Shares of the Funds are sold on a continuous basis at the public offering price per share, which is equal to the net asset value per share on each business day on which shares are offered.

   For Class C Shares of the Funds, there is a $1,000 required minimum investment for each account in each Fund. For Class E and S Shares, there is a $2,500 required minimum investment for each account in each Fund. For Class I Shares there is a minimum initial investment of $250,000 for each account in each Fund.

   The exchange rights and redemption procedures of the Funds are identical. Through your financial intermediary you may exchange Shares you own in one Fund for Shares of certain other series of FRIC on the basis of the current net asset value per share at the time of the exchange, as described in the prospectus attached as Exhibit B. An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

   Shares may be redeemed through your financial intermediary on any business day of the Funds (a day on which the New York Stock Exchange ("NYSE") is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your financial intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

   Redemption requests must be placed through your financial intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your financial intermediary for instructions on how to place redemption requests. Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain financial intermediaries, your redemption proceeds will be sent directly to your financial intermediary who will then settle the redemption with you as agreed between you and your financial intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days after receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists. Please see the prospectus attached as Exhibit B for more information.

Dividend and Distributions

   The Funds have policies of distributing substantially all of their net investment income and net capital gains to their respective shareholders each year. The Funds pay dividends from net investment income, if any, quarterly and capital gains, if any, annually. Dividends and capital gains distributions are automatically reinvested by the Funds in additional shares unless and until a shareholder elects to receive them in cash.

Risk Factors and the Investment Policies

   Because of the comparability of the investment objectives and investment restrictions and the substantially similar nature of the investment policies of the Funds, the investment risks associated with an investment in Value Fund are very similar to those of the Target Funds. See "Comparison of Investment Policies and Risks" below and the attached prospectus.

Financial Highlights

   The financial highlights tables of Value Fund are intended to help you understand Value Fund's financial performance since January 31, 2001, its inception. Certain information reflects results for a single Fund share. The total returns in the table represent how much your investment in the Value Fund would have increased (or decreased) during each period assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with Value Fund's financial statements, is included in Value Fund's annual report, which is attached to this Prospectus/Proxy Statement as Exhibit C.

                          Value Fund--Class C Shares

                                                       Fiscal Year
                                                          Ended
                                                       October 31,
                                                    ----------------
                                                      2002    2001*
                                                    -------  -------
           Net Asset Value, Beginning of Period.... $  8.51  $ 10.00
                                                    -------  -------
           Income From Operations
           Net investment income (loss)(a)**.......    (.02)      --
           Net realized and unrealized gain (loss).   (1.07)   (1.48)
                                                    -------  -------
           Total income from operations............   (1.09)   (1.48)
                                                    -------  -------
           Distributions
           From net investment income..............    (.01)    (.01)
                                                    -------  -------
           Net Asset Value, End of Period.......... $  7.41  $  8.51
                                                    -------  -------
           Total Return (%)(b).....................  (12.82)  (14.76)

           Ratios/Supplemental Data:
           Net Assets, end of period (in thousands)   2,061    1,844
           Ratios to average net assets (%)(c):
              Operating expenses, net..............    2.00     2.00
              Operating expenses, gross............    2.40     2.64
              Net investment income (loss).........    (.27)      --

           Portfolio turnover rate (%).............   92.95    71.75

--------
* For the period January 31, 2001 (commencement of operations) to October 31, 2001.
** Less than $.01 per share for the period ended October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                          Value Fund--Class E Shares

                                                       Fiscal Year
                                                          Ended
                                                       October 31,
                                                    ----------------
                                                      2002    2001*
                                                    -------  -------
           Net Asset Value, Beginning of Period.... $  8.53  $ 10.00
                                                    -------  -------
           Income From Operations
           Net investment income(a)................     .06      .05
           Net realized and unrealized gain (loss).   (1.07)   (1.48)
                                                    -------  -------
           Total income from operations............   (1.01)   (1.43)
                                                    -------  -------
           Distributions
           From net investment income..............    (.06)    (.04)
                                                    -------  -------
           Net Asset Value, End of Period.......... $  7.46  $  8.53
                                                    -------  -------
           Total Return (%)(b).....................  (11.86)  (14.33)

           Ratios/Supplemental Data:
           Net Assets, end of period (in thousands)   3,314    3,155
           Ratios to average net assets (%)(c):
              Operating expenses, net..............    1.04     1.25
              Operating expenses, gross............    1.43     1.85
              Net investment income................     .70      .76

           Portfolio turnover rate (%).............   92.95    71.75

--------
 * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                          Value Fund--Class I Shares

                                                       Fiscal Year
                                                          Ended
                                                       October 31,
                                                    ----------------
                                                      2002    2001*
                                                    -------  -------
           Net Asset Value, Beginning of Period.... $  8.54  $ 10.00
                                                    -------  -------
           Income From Operations
           Net investment income(a)................     .08      .09
           Net realized and unrealized gain (loss).   (1.07)   (1.48)
                                                    -------  -------
           Total income from operations............    (.99)   (1.39)
                                                    -------  -------
           Distributions
           From net investment income..............    (.09)    (.07)
                                                    -------  -------
           Net Asset Value, End of Period.......... $  7.46  $  8.54
                                                    -------  -------
           Total Return (%)(b).....................  (11.72)  (13.92)

           Ratios/Supplemental Data:
           Net Assets, end of period (in thousands)  35,169   28,983
           Ratios to average net assets (%)(c):
              Operating expenses, net..............     .79      .79
              Operating expenses, gross............    1.22     1.48
              Net investment income................     .95     1.25

           Portfolio turnover rate (%).............   92.95    71.75

--------
 * For the period January 31, 2001 (commencement of operation) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                          Value Fund--Class S Shares

                                                       Fiscal Year
                                                          Ended
                                                       October 31,
                                                    ----------------
                                                      2002    2001*
                                                    -------  -------
           Net Asset Value, Beginning of Period.... $  8.53  $ 10.00
                                                    -------  -------
           Income From Operations
           Net investment income(a)................     .07      .08
           Net realized and unrealized gain (loss).   (1.07)   (1.48)
                                                    -------  -------
           Total income from operations............   (1.00)   (1.40)
                                                    -------  -------
           Distributions
           From net investment income..............    (.08)    (.07)
                                                    -------  -------
           Net Asset Value, End of Period.......... $  7.45  $  8.53
                                                    -------  -------
           Total Return (%)(b).....................  (11.78)  (14.04)

           Ratios/Supplemental Data:
           Net Assets, end of period (in thousands)  31,806   31,288
           Ratios to average net assets (%)(c):
              Operating expenses, net..............     .87      .86
              Operating expenses, gross............    1.27     1.50
              Net investment income................     .86     1.18

           Portfolio turnover rate (%).............   92.95    71.75

--------
 * For the period January 31, 2001 (commencement of operation) to October 31, 2001.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                        REASONS FOR THE REORGANIZATIONS

Board considerations


   The Trustees, including all of the Trustees who are not "interested persons" of FRIC, have unanimously determined that the Reorganizations would be in the best interests of the Shareholders of both the Target Funds and Value Fund and that the interests of the Shareholders of each of the Funds would not be diluted as a result of the Reorganizations. At a meeting held on February 25, 2003, FRIMCo informed the Trustees that Equity Income Fund, Equity III Fund and Value Fund had assets of $85.1 million, $47.7 million and $73.6 million, respectively, at December 31, 2002, and that the relatively small size of the Target Funds has continued to impair efforts to manage those Funds efficiently and to achieve a competitive expense ratio. FRIMCo also informed the Trustees that on July 1, 2003, FRIMCo expects to implement a set of model strategy investment program changes. The model strategies are combinations of FRIC funds selected by FRIMCo to create asset-allocated portfolio recommendations based on various investors' risk profiles. FRIMCo informed the Trustees that the implementation of these changes to the model strategies is expected, as a secondary effect, to provide increased asset flows into Value Fund, and to decrease asset flows to Equity Income Fund.


   FRIMCo expressed its belief that the Target Funds are unlikely to achieve sufficient asset growth in the near future to assure their viability and that operating the Target Funds as stand-alone funds is no longer in the best interests of the Target Funds' Shareholders. Conversely, FRIMCo believes that Value Fund, with the addition of the Target Funds' assets, is likely to achieve sufficient asset growth to assure its future viability. Consequently, FRIMCo presented a proposal to effect the Reorganizations to the Trustees. In support of its proposal, FRIMCo expressed its belief that Shareholders in each of the Funds would benefit from the Reorganizations because Value Fund would then have a larger asset base to invest, which should provide greater opportunities for diversifying investments and realizing economies of scale.

   Based on current restated expense estimates for the fiscal year ending October 31, 2003, the Shareholders of Equity Income Fund and Equity III Fund would pay between 0.36% and 0.76% less in gross annual fund operating expenses as a result of the Reorganizations, respectively, and, after giving effect to fee waivers and reimbursements for Value Fund contractually agreed to by FRIMCo through February 29, 2004, between 0.45% and 0.78% less in net annual fund operating expenses as a result of the Reorganizations, respectively. FRIMCo also noted that the Target Funds currently are invested in a significant percentage of securities that would be eligible for investment by the Value Fund, although there can be no assurance as to whether and to what extent Value Fund will invest in such securities in the future. In addition, FRIMCo expects that the Reorganizations will result in lower operating expenses than those currently borne by the Target Funds on a stand-alone basis, although there can be no assurance that operational savings will be realized.


   In determining whether to approve the Reorganizations and to recommend their approval to Shareholders of the Target Funds, the Trustees, including the independent Trustees, considered at the February 25, 2003 and May 20, 2003 meetings the potential impact of the Reorganizations on those Funds' Shareholders and a variety of related factors, including, among others, (1) the viability of, and expense involved in, operating the Target Funds as stand-alone funds; (2) the compatibility of the investment objectives, policies and restrictions of the Funds; (3) the terms and conditions of the Plan, including provisions intended to avoid any dilution of Shareholder interests;
(4) the fact that estimated expenses associated with the solicitation of proxies will be borne by the Target Funds; (5) the fact that brokerage costs may be incurred by the Funds as a result of the Reorganizations; (6) the fact that the Reorganizations are intended to qualify as tax-free reorganizations under federal tax laws; (7) the fact that the pro forma gross operating expenses of Value Fund are estimated to be lower than the current gross operating expenses of the Target Funds; (8) the expense reimbursement obligations of FRIMCo will continue in effect until at least February 29, 2004 but are terminable by FRIMCo on such date and annually thereafter; (9) possible alternatives to the Reorganizations; and (10) the fact that the investment objective of Value Fund is proposed to be changed from seeking capital appreciation to seeking capital growth, and from fundamental to non-fundamental, subject to the approval of current Value Fund shareholders at a meeting scheduled to be held on October 3, 2003.


   The Board, including a majority of the Trustees who are not interested persons of FRIC, unanimously concluded that the Reorganizations are in the best interests of the Shareholders of each of the Funds and that no dilution of value would result to the Shareholders of any of the Funds from the Reorganizations. Consequently, the Board approved the Plan and recommended that Shareholders of the Target Funds vote to approve their respective Reorganization.

Costs of the Reorganizations


   During the course of its deliberations, the Board determined that each Fund would bear its direct operational expenses with respect to the Reorganizations regardless of whether each Reorganization is approved by Shareholders.

Effects of the Reorganizations


   In reaching the decision to recommend that Shareholders of the Target Funds vote to approve the Reorganizations, the Trustees concluded that the Reorganizations are in the best interests of the Shareholders of the Target Funds and that no material dilution would result to the Shareholders of the Target Funds from the Reorganizations or as a result of the Funds bearing their direct operational expenses with respect to the Reorganizations.


   The Trustees also determined that the Reorganizations were in the best interests of the Class C, E, I and S shareholders of Value Fund and that no dilution would result to the current Class C, E, I and S shareholders of Value Fund as a result of the Reorganizations.

   If the Plan is not approved by the Shareholders at the meeting, the Target Funds will continue as separate sub-trusts of FRIC. In that event, the Board would determine what additional actions, if any, it would recommend to the Shareholders of the Target Funds, including possibly liquidation of the Target Funds. Approval and consummation of each Reorganization is not conditioned upon the approval or consummation of the other Reorganization. Accordingly, in the event that the Shareholders of only one of the Target Funds approve their Fund's Reorganization, it is expected that the approved Reorganization will, subject to the terms of the Plan of Reorganization, take place as described herein with respect to that Target Fund, even if the Shareholders of the other Target Fund have not approved their Fund's Reorganization.

                 INFORMATION ABOUT THE PLAN OF REORGANIZATION

   The following is a summary of the Plan of Reorganization. It is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan, which is attached as Exhibit A.

   If the Shareholders approve the Plan, it is expected that the Reorganizations will be consummated shortly after the various conditions to the obligations of each of the parties are satisfied (see "Conditions Precedent to Closing"). Consummation of the Reorganizations (the "Effective Time of the Reorganizations") is expected to occur on or about October 27, 2003 at 8:00 a.m. Eastern Time, or such other date as is agreed to by the Funds, on the basis of values calculated as of the close of regular trading on the NYSE on October 24, 2003. The Plan may be terminated at any time before or after its approval by Shareholders by action of the Board.

   The Plan provides that all or substantially all of the assets of each Target Fund will be transferred to Value Fund, which will assume all of the Target Funds' liabilities. Target Fund Class C, E, I and S Shareholders will receive a number of Class C, E, I and S Shares, respectively, of Value Fund with the same aggregate net asset value as the Class C, E, I and S Shares of the Target Fund held at the Effective Time, as defined in the Plan, of the Reorganization. In addition to the Class C, E, I and S Shares, each Target Fund Shareholder will have a right to receive any declared and unpaid dividends or other distributions. Following the Reorganizations, Shareholders of the Target Funds will be shareholders of Value Fund. The Target Funds' Shareholders will not pay a sales charge, commission or other transaction cost in connection with their receipt of shares of Value Fund.


   The Plan provides that the Target Funds will declare a dividend and/or capital gain distribution prior to the Reorganizations which, together with all previous distributions, will have the effect of distributing to the Shareholders of the Target Funds all of their investment company taxable income and net capital gain, if any, realized by the Target Funds up to and including the Effective Time of the Reorganizations. Dividends and capital gain distributions generally will be taxable to shareholders who are subject to federal income taxation.


Conditions precedent to consummation of the Reorganizations

   The Reorganizations are subject to a number of conditions, including the following: (1) approval of the Plan and the transactions contemplated thereby as described in this Prospectus/Proxy Statement by the Shareholders of the Target Funds; (2) the receipt of certain legal opinions described in the Plan;
(3) the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Plan and other matters; and (4) the parties' performance in all material respects of their agreements and undertakings in the Plan.

Tax considerations

   It is anticipated that each Reorganization will be a tax-free reorganization within the meaning of Section 368(a) of the Code. With respect to each Reorganization, Value Fund and the applicable Target Fund will receive an opinion from Dechert LLP substantially to the effect that, based on certain facts, assumptions and representations, for federal income tax purposes:

      (1) the Reorganization will constitute a "reorganization" within the meaning of Code Section 368(a);

      (2) the Shareholders will recognize no gain or loss on their receipt of voting shares of Value Fund in exchange for their voting shares of the Target Fund pursuant to the Reorganization;

      (3) the Target Fund will not recognize gain or loss on the transfer of all of its assets to Value Fund solely in exchange for voting shares of Value Fund and the assumption by Value Fund of the Target Fund's liabilities pursuant to the Reorganization;

      (4) the Target Fund will not recognize gain or loss on its distribution of voting shares of Value Fund to its Shareholders pursuant to the liquidation of the Target Fund;

      (5) Value Fund will not recognize gain or loss on its acquisition of all of the assets of the Target Fund solely in exchange for voting shares of Value Fund and the assumption by Value Fund of the Target Fund's liabilities;

      (6) the aggregate tax basis of the voting shares of Value Fund received by each of the Target Fund's Shareholders pursuant to the Reorganization will equal the aggregate tax basis of the voting shares of the Target Fund surrendered in exchange therefor;

      (7) the holding period of the voting shares of Value Fund received by each of the Shareholders pursuant to the Reorganization will include the period that the Shareholder held the voting shares of the Target Fund exchanged therefor, provided that the Shareholder held such shares as a capital asset on the date of the Reorganization;

      (8) Value Fund's basis in the assets of the Target Fund received pursuant to the Reorganization will equal the Target Fund's basis in the assets immediately before the Reorganization; and

      (9) Value Fund's holding period in the Target Fund's assets received pursuant to the Reorganization will include the period during which the Target Fund held the assets.

   No opinion will be expressed by Dechert LLP, however, as to whether any gain or loss will be recognized (a) by a Target Fund in connection with the transfer from the Target Fund to Value Fund of any Section 1256 contracts (as defined in Section 1256 of the Code) or (b) by a Target Fund or Value Fund in connection with any disposition of assets by the Target Fund or Value Fund prior to or following the Reorganization.


   Shareholders of the Target Funds should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances and, since the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, should consult their tax advisors as to state and local tax consequences, if any, of the Reorganizations.


   As of October 31, 2002 Equity Income Fund had a net capital loss carry forward of approximately $14,569,848, net capital losses for the current taxable year through April 30, 2003 of $4,044,058, excluding year end tax adjustment considerations, and net unrealized built-in capital losses through April 30, 2003 of $248,522, and Equity III Fund had a net capital loss carry forward of approximately $9,236,773, net capital losses for the current taxable year through April 30, 2003 of $1,705,316, excluding year end tax adjustment considerations, and net unrealized built-in capital gains through April 30, 2003 of $222,981. If the Reorganizations are carried out, the net capital loss carry forward, net capital losses and, for the five-year period beginning on the Closing Date, net unrealized built-in losses of each Target Fund as of the Closing Date that would otherwise be available for use by the Target Fund for each taxable year ending after the Closing Date will be limited under the Code. As a result of this limitation, it is possible that Value Fund will not be able to use the loss as rapidly as the Target Fund might have been able to, and part or all of the loss may not be usable by Value Fund at all. At October 31, 2002, the following capital loss carry forwards for each Target Fund will expire as follows:

                                                   Equity    Equity III
           Capital Loss Carry Forwards Expire    Income Fund    Fund
           ----------------------------------    ----------- ----------
        10/31/2008.............................. $11,599,781 $9,236,773
        10/31/2009..............................     451,724         --
        10/31/2010..............................   2,518,343         --
                                                 ----------- ----------
           Total capital loss carry forwards.... $14,569,848 $9,236,773
                                                 =========== ==========

Description of the shares of Value Fund

   FRIC issues shares of beneficial interest divisible into an unlimited number of sub-trusts, each of which sub-trusts is a separate trust under Massachusetts law, and the sub-trusts' shares may be offered in multiple classes. As of the date of this Prospectus/Proxy Statement, Value Fund offers Classes C, E, I and S Shares. Shares of each class of a sub-trust, including Value Fund's Classes C, E, I and S Shares, represent proportionate interests in the assets of the specific sub-trust attributable to that class, and have the same voting and other rights and preferences as the shares of other classes of the sub-trust. Shares of each class of a sub-trust are entitled to such dividends and distributions earned on the assets belonging to the sub-trust as may be declared by the Board. Shares of each class of a sub-trust have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Each share of a class of a sub-trust has one vote; there are no cumulative voting rights.

   Class C, E, I and S Shares of Value Fund will be issued to Class C, E, I and S Shareholders of the Target Funds in accordance with the procedures under the Plan as described above. Each Value Fund share issued will be fully paid and nonassessable when issued with no personal liability attaching to the ownership thereof, have no preemptive or conversion rights and be transferable upon the books of Value Fund. In accordance with Value Fund's normal procedures as specified in its prospectuses, Value Fund will not issue certificates for shares of beneficial interest to former Shareholders of the Target Funds. As of the Effective Time of the Reorganizations, any and all certificates representing shares of the Target Funds shall be deemed to represent an interest of the Shareholder in the Class C, E, I or S Shares, as applicable, of Value Fund issued to the Shareholder in the Reorganizations. If a certificate for Class C, E, I or S Shares of a Target Fund is outstanding, a new certificate for Class C, E, I or S Shares, as applicable, of Value Fund issued in the Reorganization will not be issued.


   As shareholders of Value Fund, former Shareholders of the Target Funds will have the same voting rights and rights upon dissolution with respect to Value Fund as they currently have with respect to their Target Fund.


   The terms of FRIC's Amended and Restated Master Trust Agreement do not confer upon Shareholders of the Target Funds any appraisal rights. However, after the Effective Time of the Reorganizations, such Shareholders may redeem their shares in Value Fund at net asset value or exchange their Value Fund shares into shares of certain other sub-trusts of FRIC as described in the attached prospectus.

   FRIC is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Amended and Restated Master Trust Agreement of FRIC contains an express disclaimer of shareholder liability for acts or obligations of FRIC and provides for indemnification and reimbursement of expenses out of FRIC's property for any shareholder held personally liable for the obligations of FRIC. The Amended and Restated Master Trust Agreement also provides that FRIC may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of FRIC, the shareholders of the sub-trusts, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a Shareholder incurring financial loss on account of shareholder liability is also limited to circumstances in which both inadequate insurance exists and FRIC itself is unable to meet its obligations.

   Under Massachusetts law, FRIC is not required to hold annual meetings. In the past, the Funds have availed themselves of these provisions of state law to achieve cost savings by eliminating printing costs, mailing charges and other expenses involved to hold routine annual meetings. The Funds may, however, hold a meeting for such purposes as changing fundamental investment objectives or restrictions, approving a new investment advisory agreement or any other matters which are required to be acted on by shareholders under the 1940 Act. In addition, a meeting also may be called by shareholders holding at least 10% of the shares entitled to vote at the meeting for the purpose of voting upon the removal of Trustees, in which case shareholders may receive assistance in communicating with other shareholders such as that provided in Section 16(c) of the 1940 Act. The Target Funds are holding the Special Meeting because of the Proposals described herein to be presented for Shareholders' consideration and approval.

Capitalization

   The following tables set forth, as of April 30, 2003 the capitalization of Value Fund, Equity Income Fund, Equity III Fund, and the pro forma capitalization of Value Fund as adjusted to give effect to (i) solely the Equity III Reorganization; (ii) solely the Equity Income Reorganization; and
(iii) both the proposed Equity Income Reorganization and Equity III Reorganization together. The capitalization of Value Fund is likely to be different when the Reorganizations are consummated.



              Value Fund Pro Forma for Equity III Reorganization


                                                                                   Value Fund
                                                     Equity III    Pro Forma     Pro Forma for
                                         Value Fund     Fund     Adjustments(1) Equity III Reorg
                                         ----------- ----------- -------------- ----------------
Class C:
Net asset value per share............... $      7.61 $        --          n/a     $      7.61
Net assets.............................. $ 2,349,558 $        --  $        --     $ 2,349,558
Shares outstanding ($.01 par value).....     308,797          --           --         308,797

Class E:
Net asset value per share............... $      7.67 $     19.49          n/a     $      7.67
Net assets.............................. $ 3,518,252 $ 1,982,059  $    (1,006)    $ 5,499,305
Shares outstanding ($.01 par value).....     458,787     101,717      156,569         717,073

Class I:
Net asset value per share............... $      7.67 $     19.49          n/a     $      7.67
Net assets.............................. $27,270,308 $44,611,462  $   (22,550)    $71,859,220
Shares outstanding ($.01 par value).....   3,554,095   2,288,854    3,524,563       9,367,512

Class S:
Net asset value per share............... $      7.66 $        --          n/a     $      7.66
Net assets.............................. $31,782,870 $        --  $        --     $31,782,870
Shares outstanding ($.01 par value).....   4,147,769          --           --       4,147,769


             Value Fund Pro Forma for Equity Income Reorganization


                                                                                    Value Fund
                                                       Equity      Pro Forma       Pro Forma for
                                         Value Fund  Income Fund Adjustments(1) Equity Income Reorg
                                         ----------- ----------- -------------- -------------------
Class C:
Net asset value per share............... $      7.61 $     27.00          n/a      $       7.61
Net assets.............................. $ 2,349,558 $ 3,778,586   $   (1,974)     $  6,126,170
Shares outstanding ($.01 par value).....     308,797     139,929      356,341           805,067

Class E:
Net asset value per share............... $      7.67 $     27.34          n/a      $       7.67
Net assets.............................. $ 3,518,252 $ 1,418,649   $     (714)     $  4,936,187
Shares outstanding ($.01 par value).....     458,787      51,885      132,983           643,655

Class I:
Net asset value per share............... $      7.67 $        --          n/a      $       7.67
Net assets.............................. $27,270,308 $        --   $       --      $ 27,270,308
Shares outstanding ($.01 par value).....   3,554,095          --           --         3,554,095

Class S:
Net asset value per share............... $      7.66 $     27.20          n/a      $       7.66
Net assets.............................. $31,782,870 $72,900,832   $  (36,701)     $104,647,001
Shares outstanding ($.01 par value).....   4,147,769   2,680,493    6,831,796        13,660,058

                 Value Fund Pro Forma for both Reorganizations



                                                                                             Value Fund
                                                     Equity III    Equity      Pro Forma    Pro Forma for
                                         Value Fund     Fund     Income Fund Adjustments(1)  Both Reorg
                                         ----------- ----------- ----------- -------------- -------------
Class C:
Net asset value per share............... $      7.61 $        -- $     27.00          n/a   $       7.61
Net assets.............................. $ 2,349,558 $        -- $ 3,778,586   $   (1,974)  $  6,126,170
Shares outstanding ($.01 par value).....     308,797          --     139,929      356,341        805,067

Class E:
Net asset value per share............... $      7.67 $     19.49 $     27.34          n/a   $       7.67
Net assets.............................. $ 3,518,252 $ 1,982,059 $ 1,418,649   $   (1,720)  $  6,917,240
Shares outstanding ($.01 par value).....     458,787     101,717      51,885      289,552        901,941

Class I:
Net asset value per share............... $      7.67 $     19.49 $        --          n/a   $       7.67
Net assets.............................. $27,270,308 $44,611,462 $        --   $  (22,550)  $ 71,859,220
Shares outstanding ($.01 par value).....   3,554,095   2,288,854          --    3,524,563      9,367,512

Class S:
Net asset value per share............... $      7.66 $        -- $     27.20          n/a   $       7.66
Net assets.............................. $31,782,870 $        -- $72,900,832   $  (36,701)  $104,647,001
Shares outstanding ($.01 par value).....   4,147,769          --   2,680,493    6,831,796     13,660,058

--------

(1) The net assets in the capitalization tables have been adjusted to reflect the estimated costs of the Reorganizations that are being borne directly by the Target Funds. The shares outstanding have been adjusted to reflect the net asset value per share of the Value Fund compared to the Target Funds.


   To the extent permitted by law, the Plan may be amended without Shareholder approval by the Board. The Plans may be terminated and the Reorganizations abandoned at any time before or, to the extent permitted by law, after the approval of Shareholders by mutual consent of the parties to the Plan.

                  COMPARISON OF INVESTMENT POLICIES AND RISKS
                           OF INVESTING IN THE FUNDS

   Investment Objectives and Policies. The investment objectives of the Funds are identical: to provide capital appreciation. The Funds are managed in a similar manner by their Money Managers. In a separate proxy statement, the current Value Fund shareholders are being asked to approve a change in Value Fund's investment objective at a shareholder's meeting scheduled to be held on October 3, 2003. If approved, such change is expected to be effective on March 1, 2004 and Value Fund's new investment objective will be to seek to provide long term capital growth.


   Each of the Funds invests primarily in common stocks of US companies. The Target Funds invest primarily in common stocks of medium and large capitalization companies, and while they have the ability to invest in small capitalization companies, neither does so as a principal investment strategy. Value Fund also invests primarily in common stocks of medium and large capitalization companies, but has a focus on value stocks and has more exposure to small capitalization companies. The Funds generally define large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Target Funds have a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of their assets in equity securities. The Funds each employ a "multi-manager" approach whereby portions of the Funds are allocated to different Money Managers whose approaches to identifying undervalued securities are intended to complement one another.



   The Funds have a principal investment strategy to invest in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value (the "Low Price/Earnings Ratio substyle"). The Target Funds also use a principal investment style of emphasizing investment in equity securities with above-average yield relative to the market (the "Yield substyle"). The Target Funds generally have a balanced exposure to both substyles. Value Fund also uses the Yield substyle and Low Price/Earnings Ratio substyle, but may have a greater exposure to the Low Price/Earnings Ratio substyle. The Funds may expose liquidity reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts, but the Funds may also use exchange traded and over-the-counter options and equity index swaps. The investment restrictions of the Funds are identical.



   For a complete description of the investment policies, limitations and restrictions applicable to the Funds, please refer to the Funds' prospectus, dated February 28, 2003, as supplemented June 25, 2003, which is attached to this Prospectus/Proxy Statement as Exhibit B.


   Risk Factors. The investment risks of the Funds are similar. Each of the Funds is subject to the risk that the value of equity securities will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. Investments in value stocks are subject to risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued. The Funds are subject to risks involved with their multi-manager approach, which could include a Fund holding a higher concentration of certain types of securities and a high level of portfolio turnover, resulting in higher Fund brokerage expenses and increased tax liability from a Fund's realization of capital gains.

   By exposing their liquidity reserves to an equity market, principally by use of equity index futures but also by use of exchange traded and over-the-counter options and equity index swaps, each Fund's performance tends to correlate more closely to the performance of that market as a whole. However, the market performance of these instruments may not correlate precisely to the performance of a stock market. This approach increases a Fund's performance if the particular equity market rises and reduces a Funds' performance if the particular equity market declines. Also, each Fund may participate in securities lending. If a borrower of a Fund's securities fails financially, the Fund's recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to a Fund.

   To the extent that Value Fund also invests more frequently in securities of small capitalization companies, it will be subject to greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, performance of smaller companies can be more volatile, which may increase the volatility of Value Fund's portfolio. These and other risks are further described in Value Fund's prospectus, which is attached as Exhibit B to this Prospectus/Proxy

Statement, and in Value Fund's Statement of Additional Information, dated February 28, 2003, as supplemented June 25, 2003, which is available upon request.


                 FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF
                        TRUSTEES UNANIMOUSLY RECOMMENDS
               THAT YOU VOTE FOR APPROVAL OF PROPOSALS 1 AND 2.

          PROPOSAL 3: TO ELECT THREE MEMBERS OF THE BOARD OF TRUSTEES

   At their meeting held on May 20, 2003, the Trustees determined to present the election of three trustees who have not been previously elected by the Shareholders to hold office until their respective successors are elected and qualified. FRIC currently has ten trustees, seven of whom have previously been elected by FRIC's Shareholders. This Proposal 3 will not affect the status of these seven Trustees. Each of these Trustees, and, if elected, each of the nominees, will continue to hold office during the lifetime of FRIC except if such Trustee sooner dies, retires, resigns or is removed, as provided for in FRIC's Amended and Restated Master Trust Agreement. FRIC also has two Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities.

   In considering each nominee for election as Trustee of FRIC, the Trustees took into account the qualifications of the nominee and the concern for the continued efficient conduct of FRIC's business. In particular, the Trustees considered the requirements of the 1940 Act as they apply to the election of Trustees generally and the nominees in particular.

   FRIC does not hold regular annual meetings. The Board may call special meetings of Shareholders for action by Shareholder vote as may be required by the 1940 Act or required or permitted by the Amended and Restated Master Trust Agreement and by-laws of FRIC. In compliance with the 1940 Act, Shareholder meetings will be held to elect Trustees whenever less than a majority of the Trustees holding office have been elected by the Shareholders or, in the case of filling vacancies, to assure that at least two-thirds of the Trustees holding office after vacancies are filled have been elected by Shareholders.

The Nominees

   The following information is provided for each nominee. Each nominee is currently a Trustee of FRIC. Ms. Weston and Mr. Connealy are not "interested persons" of FRIC as defined in Section 2(a)(19) of the 1940 Act. Mr. Phillips is an interested person of FRIC by virtue of his employment by Frank Russell Company, the parent of FRIMCo. Each nominee currently oversees 37 funds in the Frank Russell Fund complex. The Frank Russell Fund complex consists of FRIC and Russell Investment Funds ("RIF"). The address for each nominee listed below is 909 A Street, Tacoma, Washington 98402-1616.


                                                                                      No. of
                                                                                   Portfolios in
                                                                                   Russell Fund
                       Position(s) Term of Office**                                   Complex
                        Held With   and Length of      Principal Occupation(s)       Overseen    Other Directorships
  Name, Age, Address      Fund       Time Served       During the Past 5 Years      by Trustee     Held by Trustee
  ------------------   ----------- ---------------- ------------------------------ ------------- -------------------
Interested Nominee
Michael J.A. Phillips,   Trustee   Since 2002       Chairman of the Board, CEO          37       None
Born January 20, 1948                               and Director, Frank Russell
                                                    Company ("FRC"); President,
                                                    FRC, until July 1, 2003
Independent Nominees

Daniel P. Connealy,      Trustee   Since April 2003 2001-2003, Vice President           37       Director, Gold Banc
Born June 6, 1946                                   and Chief Financial Officer,                 Corporation, Inc.
                                                    Janus Capital Group Inc.;
                                                    1979-2001, Audit and
                                                    Accounting Partner,
                                                    PricewaterhouseCoopers LLP

Julie W. Weston,         Trustee   Since 2002       Retired since 2000. 1997 to         37       None
Born October 2, 1943                                2000, Arbitrator, The
                                                    American Arbitration
                                                    Association Commercial
                                                    Panel. From 1995 to 1999,
                                                    Hearing Officer, University of
                                                    Washington



--------
** Appointed until successor is duly elected and qualified.

   During the fiscal year ended October 31, 2002, there were four regular meetings of the Board, four special meetings of the Board and one telephonic meeting of the Board. All of the Trustees, including the nominees, attended at least 75% of the meetings of the Board of Trustees held during that time.

   The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Mmes. Kristianne Blake and Eleanor W. Palmer and Messrs. Raymond P. Tennison, Jr. and Daniel P. Connealy, each of whom is an independent Trustee. For the fiscal year ended October 31, 2002, the Audit Committee held three meetings. The Funds' Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of FRIC's custodian, reviews both the audit and non-audit work of FRIC's independent auditors, submits a recommendation to the Board as to the selection of independent auditors, and pre-approves (i) all audit and non-audit services to be rendered by the auditors for FRIC, (ii) all audit services provided to FRIMCo., or any affiliate thereof that provides ongoing services to FRIC, relating to the operations and financial reporting of FRIC, and (iii) all non-audit services relating to the operations and financial reporting of FRIC, provided to FRIMCo., or any affiliate thereof that provides ongoing services to FRIC, by any auditors with an ongoing relationship with FRIC.

   The primary functions of the Nominating and Governance Committee are to: (1) nominate individuals who are not interested persons of FRIC for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson, William E. Baxter and Lee C. Gingrich and Ms. Julie W. Weston, each of whom is an independent Trustee. For the fiscal year ended October 31, 2002, the Nominating and Governance Committee held one meeting.

Information Regarding the Other Trustees and the Officers of FRIC


   Listed below are the Trustees of FRIC not named above as nominees and the principal executive officers. Mr. George F. Russell, Mr. Lynn L. Anderson and Mr. Michael J.A. Phillips are the only Trustees who are "interested persons" of FRIC as defined in section 2(a)(19) of the 1940 Act. The address for each Trustee and officer listed below is 909 A Street, Tacoma, Washington 98402-1616.



                                                                                              No. of
                                                                                           Portfolios in
                                                                                              Russell
                                              Term of                                          Fund                     Other
                          Position(s)       Office** and                                      Complex               Directorships
                             Held            Length of          Principal Occupation(s)      Overseen                  Held by
  Name, Age, Address       With Fund        Time Served         During the Past 5 Years     by Trustee                 Trustee
  ------------------    ---------------- ------------------- ----------------------------- ------------- ---------------------------
Interested Trustees and Interested Trustee Emeritus*

Lynn L. Anderson,       Trustee and      Trustee since 1987, Vice Chairman, FRC;                37       Trustee,
Born April 22, 1939     Chairman of the  Chairman of the     Chairman of the Board,                      The SSgA
                        Board            Board since 1999    Trustee, FRIC and RIF; CEO                  Funds
                                                             and Chairman of the Board,                  (investment
                                                             Russell Fund Distributors,                  company)
                                                             Inc. and FRIMCo; Trustee,
                                                             President and Chairman of
                                                             the Board, SSgA Funds
                                                             (investment company);
                                                             Trustee and Chairman of the
                                                             Board, Frank Russell Trust
                                                             Company; Director, Frank
                                                             Russell Investments (Ireland)
                                                             Limited and Frank Russell
                                                             Investments (Cayman) Ltd.;
                                                             Until October, 2002,
                                                             President and CEO, FRIC
                                                             and RIF

George F. Russell, Jr., Trustee Emeritus Since 1999          Chairman Emeritus, FRC             37       None
Born July 3, 1932       and Chairman
                        Emeritus
--------
* Interested persons of FRIC because of their relationships with FRIMCo or its affiliates, as indicated in the table.

Independent Trustees and Independent Trustee Emeritus
Paul E. Anderson,       Trustee          Since 1984          1996 to present, President,        37       None
Born October 15, 1931                                        Anderson Management
                                                             Group LLC (private
                                                             investments consulting)

Paul Anton, Ph.D.,      Trustee Emeritus Since 2003          Retired since 1997; Trustee        37       None
Born December 1, 1919                                        of FRIC and RIF until 2002

William E. Baxter,      Trustee          Since 1984          Retired since 1986                 37       None
Born June 8, 1925

Kristianne Blake,       Trustee          Since 2000          President, Kristianne Gates        37       --Trustee
Born January 22, 1954                                        Blake, P.S. (accounting                               WM
                                                             services)                                             Group of
                                                                                                                   Funds
                                                                                                                   (investment
                                                                                                                   company)
                                                                                                         --Director,
                                                                                                                     Avista
                                                                                                                     Corporation

                                                                                                No. of
                                                                                             Portfolios in
                                                                                                Russell
                          Position(s)   Term of                                                  Fund          Other
                             Held     Office** and                                              Complex    Directorships
                             With      Length of            Principal Occupation(s)            Overseen       Held by
   Name, Age, Address        Fund     Time Served           During the Past 5 Years           by Trustee      Trustee
   ------------------     ----------- ------------ ----------------------------------------- ------------- -------------

Lee C. Gingrich,            Trustee    Since 1984  Retired since 1995                             37           None
Born October 6, 1930

Eleanor W. Palmer,          Trustee    Since 1984  Retired since 1981                             37           None
Born May 5, 1926

Raymond P. Tennison, Jr.,   Trustee    Since 2000  Currently, President, Simpson Investment       37           None
Born December 21, 1955                             Company and several additional subsidiary
                                                   companies, including Simpson Timber
                                                   Company, Simpson Paper Company and
                                                   Simpson Tacoma Kraft Company

--------
** Appointed until successor is duly elected and qualified.

                                                  Term of
                                                Office** and
                           Position(s) Held      Length of                  Principal Occupation(s)
  Name, Age, Address          With Fund         Time Served                 During the Past 5 Years
  ------------------   ------------------------ ------------ -----------------------------------------------------
Officers

Leonard P. Brennan,    President and Chief       Since 2002  Director, President and CEO, FRIMCo. From 1995 to
Born October 11, 1959  Executive Officer                     present, Managing Director Individual Investor
                                                             Services

Mark E. Swanson,       Treasurer and             Since 1998  1996 to present, Treasurer and Chief Accounting
Born November 26, 1963 Chief Accounting Officer              Officer, FRIC and RIF; Director, Funds
                                                             Administration, FRIMCo and Frank Russell Trust
                                                             Company; Treasurer, SSgA Funds (investment
                                                             company); Manager, Funds Accounting and Taxes,
                                                             Russell Fund Distributors, Inc. From April 1996 to
                                                             August 1998, Assistant Treasurer, Frank Russell
                                                             Investment Company. From August 1996 to August
                                                             1998, Assistant Treasurer, FRIC and RIF. November
                                                             1995 to July 1998, Assistant Secretary, SSgA Funds.
                                                             February 1997 to July 1998, Manager, Funds
                                                             Accounting and Taxes, FRIMCo

Randall P. Lert,       Director of Investments   Since 1991  Director of Investments, FRIC and RIF; Chief
Born October 3, 1953                                         Investment Officer, FRC and Frank Russell Trust
                                                             Company; Director, FRIMCo and Russell Fund
                                                             Distributors, Inc.

Karl J. Ege,           Secretary and             Since 1994  Secretary and General Counsel, FRC, FRIC, RIF,
Born October 8, 1941   General Counsel                       FRIMCo, Frank Russell Trust Company, Russell
                                                             Fund Distributors, Inc. and Frank Russell Capital Inc

Mark D. Amberson,      Director of Short-Term    Since 2001  Director of Short-Term Investment Funds, FRIC,
Born July 20, 1960     Investment Funds                      RIF, FRIMCo and Frank Russell Trust Company.
                                                             From 1991 to 2001, Portfolio Manager, FRIC, RIF,
                                                             FRIMCo and Frank Russell Trust Company

--------
** The President, the Treasurer and the Secretary are elected annually by the Trustees and hold office until the next meeting of the Trustees at which the officers are elected and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer holds office at the pleasure of the Trustees.

Trustee Ownership of Fund Shares

   The table below sets forth the dollar range of the value of the shares of each Fund, and the dollar range of the aggregate value of the shares of the fund complex, owned directly or beneficially by the Trustees, including the nominees, as of December 31, 2002. Funds that are not owned by any Trustees are omitted from the table.


                                                     Aggregate Dollar
                                                      Range of Equity
                                                     Securities in All
                                                   Registered Investment
                                  Dollar Range of   Companies Overseen
                                 Equity Securities    by Trustees in
          Interested Trustees      in Each Fund    Russell Fund Complex
          -------------------    ----------------- ---------------------
        Lynn L. Anderson........  None               None
        Michael J. A. Phillips..  None               None
        George F. Russell, Jr...  None               None

          Independent Trustees
          --------------------
        Paul E. Anderson........  None               Over $100,000
        Paul Anton, Ph.D........  None               $50,001-$100,000
        William E. Baxter.......  None               $1-$10,000
        Kristianne Blake........  Equity III Fund    Over $100,000
        Daniel P. Connealy......  None               None
        Lee C. Gingrich.........  None               None
        Eleanor W. Palmer.......  None               None
        Raymond P. Tennison, Jr.  None               None
        Julie W. Weston.........  None               $1-$10,000


Remuneration of Trustees

   FRIC pays fees only to the independent Trustees. Compensation of officers and Trustees who are "interested persons" of FRIC is paid by FRIMCo or its affiliates. The following represents the compensation paid to each Trustee for the fiscal year ended October 31, 2002.


                          Aggregate   Pension or Retirement    Estimated    Total Compensation
                         Compensation  Benefits Accrued as  Annual Benefits from Fund Complex
  Interested Trustees     from FRIC   Part of FRIC Expenses Upon Retirement Paid to Trustees*
  -------------------    ------------ --------------------- --------------- ------------------
Lynn L. Anderson........   $     0             $0                 $0             $     0
Michael J. A. Phillips..   $     0             $0                 $0             $     0
George F. Russell, Jr...   $     0             $0                 $0             $     0

  Independent Trustees
  --------------------
Paul E. Anderson........   $67,783             $0                 $0             $82,667
Paul Anton, Ph.D........   $67,487             $0                 $0             $78,833
William E. Baxter.......   $67,487             $0                 $0             $78,833
Kristianne Blake........   $69,540             $0                 $0             $82,383
Daniel P. Connealy**....   $     0             $0                 $0             $     0
Lee C. Gingrich.........   $69,497             $0                 $0             $82,333
Eleanor W. Palmer.......   $66,083             $0                 $0             $78,363
Raymond P. Tennison, Jr.   $66,487             $0                 $0             $78,833
Julie W. Weston**.......   $11,753             $0                 $0             $13,667

--------
* As of the date of this proxy statement, the "Fund Complex" consists of FRIC and RIF.
** Mr. Connealy was elected to the Board on April 24, 2003. Ms. Weston was elected to the Board by the Trustees on August 19, 2002.

   The Fund Complex currently pays each of the independent Trustees a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustees will receive a $500 fee for attending an in-person meeting by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Fund Complex. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

Required vote

   The persons named on the proxy card intend, in the absence of contrary instructions, to vote all proxies in favor of the election of the nominees. A Shareholder may vote for or withhold authority with respect to the nominees. If an executed proxy card is received without voting instructions, the shares will be voted for the nominees named herein. The nominees have consented to being named in this Prospectus/Proxy Statement and to serve if elected. FRIC knows of no reason why the nominees would be unable or unwilling to serve if elected. Should the nominees become unable or unwilling to accept nomination or election prior to the Special Meeting, the persons named on the proxy card will exercise their voting power to vote for such substitute person or persons as the current Trustees of FRIC may recommend.

   FRIC's Amended and Restated Master Trust Agreement requires that the Trustees be elected by a "plurality" vote. Therefore, the three nominees who receive the greatest number of affirmative votes cast by the Shareholders of FRIC who are present at the Special Meeting in person or by proxy will be declared elected, provided that there is a sufficient number of shares represented in person or by proxy to meet the quorum requirements set forth in FRIC's Amended and Restated Master Trust Agreement.

               THE TRUSTEES, INCLUDING THE INDEPENDENT TRUSTEES,
              RECOMMEND THAT THE SHAREHOLDERS OF EACH TARGET FUND VOTE FOR PROPOSAL 3. ANY UNMARKED PROXY CARDS THAT
               ARE RETURNED ON A TIMELY BASIS WILL BE SO VOTED.

                                OTHER BUSINESS

   The Trustees know of no other business to be presented at the Special Meeting other than Proposals 1 through 3, and do not intend to bring any other matters before the Special Meeting. However, if any additional matters should be properly presented, proxies will be voted in the discretion of the persons named as proxies.

           FURTHER INFORMATION ABOUT VOTING AND THE SPECIAL MEETING


   This Prospectus/Proxy Statement is provided on behalf of the Board in connection with the Special Meeting of FRIC to be held at the offices of FRIC at 909 A Street, Tacoma, Washington 98402, on October 3, 2003, at 10:00 a.m., local time, and any or all adjournments thereof. This Prospectus/Proxy Statement is first being mailed to Shareholders on or about July 15, 2003. You may revoke your proxy at any time before it is exercised by signing and forwarding to FRIC a later-dated proxy card, or by attending the Special Meeting and casting your votes in person.



   FRIC requests that broker-dealer firms, custodians, nominees and fiduciaries forward proxy material to the beneficial owners of the shares held of record by such persons. FRIC may reimburse such broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. The cost of soliciting these proxies will be borne by the Target Funds, to the extent of their direct operational expenses, and by FRIMCo. FRIC has engaged D.F. King & Co., Inc. to solicit proxies from brokers, banks, other institutional holders and individual Shareholders for an approximate fee, including out-of-pocket expenses, of up to $5,000.


Record Date

   Shareholders of record at the close of business on the Record Date, July 7, 2003, are entitled to be present and to vote at the Special Meeting or any adjournment of the Special Meeting. Each share of record is entitled to one vote on each matter presented at the Special Meeting, with proportionate votes for fractional shares.

   As of June 30, there were the following number of shares of beneficial interest outstanding of each Target Fund:


                                             Number of
                     Name of Target Fund Shares Outstanding
                     ------------------- ------------------
                     Equity Income Fund:
                     Class C............
                     Class E............
                     Class S............

                     Equity III Fund:
                     Class E............
                     Class I............

Quorum

   The Amended and Restated Master Trust Agreement provides that a quorum shall be present at a meeting when a majority of the shares entitled to vote is present at the meeting, but any lesser number shall be sufficient for adjournments. In the event that a quorum is not present at the Special Meeting or sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. A Shareholder vote may be taken on any other matter to properly come before the Special Meeting prior to such adjournment if sufficient votes to approve such matters have been received and such vote is otherwise appropriate. Any adjournment of the Special Meeting will require the affirmative vote of a majority of those shares present at the Special Meeting or represented by proxy and voting. The persons named as proxies on the proxy card will vote against any such adjournment those proxies required to be voted against such proposal. They will vote in favor of an adjournment all other proxies that they are entitled to vote.


   The costs of any such additional solicitation and of any adjourned session will be borne by the Target Funds. Abstentions and broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be counted as shares that are present for purposes of determining the presence of a quorum, but which have not been voted, and will not be voted for or against any adjournment. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposal 3, and will have the effect of a "no" vote on all other Proposals and adjournments. Accordingly, Shareholders are urged to forward their voting instructions promptly.


Beneficial Owners

   As of December 31, 2002, the officers and Trustees, including the nominees, of FRIC as a group beneficially owned less than 1% of the shares of each class of each Target Fund outstanding on such date. As of June 30, 2003, to the best of FRIC's knowledge, no person owned beneficially more than 5% of any class of any Target Fund, except for the following:

   [INSERT ANY 5% BENEFICIAL OWNERS]

Shareholder Proposals


   FRIC is not required, and does not intend, to hold regular annual meetings of Shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of Shareholders should send their written proposals to FRIC's offices, 909 A Street, Tacoma, Washington 98402, Attn: Secretary, so they are received within a reasonable time before any such meeting. The Trustees know of no business, other than the matters mentioned in the Notice and described above, that is expected to come before the Special Meeting. An opportunity will be provided at the Special Meeting for Shareholders present in person to present a motion to the Special Meeting. Should any properly presented motion or any other matter requiring a vote of Shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named as proxies will vote on such matters according to their best judgment in the interests of FRIC.


Annual and Semi-Annual Reports


   The Funds' most recent audited financial statements and Annual Report, for the fiscal year ended October 31, 2002, and Semi-Annual Report for the period ended April 30, 2003, have been previously mailed to Shareholders, and are available free of charge. If you have not received an Annual Report for the Target Funds or Value Fund, or would like to receive additional copies, free of charge, please contact your financial intermediary or contact FRIC by mailing a request to Frank Russell Investment Company, 909 A Street, Tacoma, WA 98402, or by calling 1-800-787-7354.

                     INFORMATION ABOUT FRIC AND THE FUNDS


   Information about FRIC and the Funds is incorporated herein by reference from the current Prospectus dated February 28, 2003, as supplemented June 25, 2003 and Annual Report dated October 31, 2002, each of which is attached to this Prospectus/Proxy Statement (as Exhibits B and C, respectively). Additional information about the Funds is included in FRIC's Statement of Additional Information, dated February 28, 2003 as supplemented June 25, 2003, the Statement of Additional Information relating to this Prospectus/Proxy Statement, dated July 8, 2003 and the Semi-Annual Report dated April 30, 2003 which has previously been mailed to Shareholders, copies of which may be obtained without charge by writing or calling FRIC at the address and telephone number shown on the cover page of this Prospectus/Proxy Statement.


   Reports and other information filed by the Funds may be inspected and copied at prescribed rates, at the Public Reference Facilities maintained by the SEC at 450 Fifth Street NW, Washington, DC 20549. Information may also be obtained from the Internet Web site maintained by the Securities and Exchange Commission at http://www.sec.gov.

   FRIC is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports and other information with the Securities and Exchange Commission. These materials may be inspected and copied, at prescribed rates, at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street NW,
Washington, DC 20549. Information may also be obtained from the Internet Web site maintained by the Securities and Exchange Commission at http://www.sec.gov.

                             INDEPENDENT AUDITORS

   Upon the recommendation of the Audit Committee, the Board selected the firm of PricewaterhouseCoopers LLP ("PwC") as independent auditors of FRIC for the fiscal year ending October 31, 2003.

   Audit Fees. The aggregate fees billed by PwC for professional services rendered for the audit of FRIC's annual financial statements for the fiscal years ended December 31, 2001 and 2002 were $620,257 and $554,771, respectively.

   Audit-Related Fees. PwC billed no aggregate fees for assurance and related services rendered that are reasonably related to the audit of FRIC's annual financial statements but not reported under "Audit-Fees" above for the fiscal years ended December 31, 2001 and 2002.

   Tax Fees. The aggregate fees billed by PwC for professional services rendered for tax compliance, tax advice and tax planning for the fiscal years ended December 31, 2001 and 2002 were $421,518 and $436,832, respectively.

   All Other Fees. The aggregate fees billed by PwC for professional services rendered for products and services other that those described above for the fiscal years ended December 31, 2001 and 2002 were $0 and $19,250, respectively.


   The Audit Committee has considered whether the services described above are compatible with PwC's independence. The Audit Committee has also considered whether the provision of all other non-audit services rendered to FRIMCo, or an affiliate thereof that provides ongoing services to FRIC, is compatible with maintaining PwC's independence. The Audit Committee has adopted a policy requiring pre-approval by the committee of all services (audit and non-audit) to be provided to FRIC by its independent auditor. In accordance with that policy, the Audit Committee has given its approval for the provision of audit services by PricewaterhouseCoopers LLP for the fiscal year ended October 31, 2003 and has also given its general pre-approval ("general pre-approval") for up to a year in advance for the provision by PricewaterhouseCoopers LLP of particular categories or types of audit-related, tax and permitted non-audit services (including permitted non-audit services to FRIC, FRIMCo and any entity controlling, controlled by, or under common control with FRIMCo that provides ongoing services to FRIC), subject to specific budgets. Services which have not received general pre-approval or which exceed their budgets must receive specific approval of the Audit Committee ("specific approval"). In cases where the Audit Committee's pre-approval is not covered by one of those approvals, the policy provides that the Audit Committee may delegate general or specific pre-approval authority to one or more of its members, and that any such pre-approvals will then be communicated for informational purposes only to the full Audit Committee at its next scheduled meeting. To date, no such delegation of authority has been made by the Audit Committee.


   Pre-approval has not been waived in respect of services described under "Audit-Related Fees," "Tax Fees" or "All Other Fees" since the date on which the aforementioned pre-approval procedures were adopted by the Audit Committee.

   The aggregate non-audit fees billed by PwC for services rendered to FRIC and to FRIMCo, or an affiliate thereof that provides ongoing services to FRIC, for the fiscal years ended December 31, 2001 and 2002 were $242,511 and $183,225, respectively.

   Representatives of PwC are not expected to be present at the Special Meeting, but will be given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence.

                             EXHIBITS TO COMBINED
                          PROSPECTUS/PROXY STATEMENT

                                 EXHIBIT INDEX


A.  Agreement and Plan of Reorganization by Frank Russell Investment Company ("FRIC"), for Equity Income
    Fund, Equity III Fund and Select Value Fund ("Value Fund")........................................... A-1

B.  Prospectus relating to Value Fund, Equity Income Fund and Equity III Fund dated February 28, 2003, as supplemented June 25, 2003........................................................................... B-1

C.  Annual Report relating to Value Fund, Equity Income Fund and Equity III Fund, dated October 31, 2002. C-1

                                                                      EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this        day of       , 2003, by FRANK RUSSELL INVESTMENT COMPANY (the
"Trust"), a Massachusetts business trust, on behalf of Select Value Fund (the "Acquiring Fund"), a separate series of the Trust, and the Trust on behalf of each of Equity Income Fund and Equity III Fund (each, a "Target Fund" and collectively, the "Target Funds" and together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), each a separate series of the Trust. The principal place of business of the Trust is 909 A Street, Tacoma, Washington 98402.

   This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganizations (each a "Reorganization" and collectively, the "Reorganizations") will consist of the transfer of all or substantially all of the assets of each Target Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest ($0.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of each Target Fund and the distribution of the Acquiring Fund Shares to the shareholders of each Target Fund in complete liquidation of each Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. Notwithstanding anything to the contrary in this Agreement, the rights and obligations of each Target Fund, and the Trust with respect to that Target Fund, and the Acquiring Fund, and the Trust with respect to that Acquiring Fund, are not contingent upon the satisfaction by any other Target Fund or the Acquiring Fund, as applicable, of its obligations under this Agreement.

   NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. Transfer of Assets of Each Target Fund to the Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of All Target Fund Liabilities and the Liquidation of Each Target Fund

   1.1. Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, each Target Fund agrees to transfer to the Acquiring Fund all or substantially all of the Target Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to Equity Income Fund that number of full and fractional Class C, Class E and Class S Acquiring Fund Shares, and to deliver to Equity III Fund that number of full and fractional Class E and Class I Acquiring Fund Shares, determined by dividing the value of such Target Fund's assets net of any liabilities of the Target Fund, in the case of Equity Income Fund with respect to the Class C, Class E and Class S shares of Equity Income Fund, and in the case of Equity III Fund with respect to Class E and Class I shares of Equity III, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of each Target Fund. All Acquiring Fund Shares delivered to the Target Funds shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

   1.2. The assets of each Target Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Target Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Target Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Target Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by each Target Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

   1.3. Each Target Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

   1.4.  On or as soon as practicable prior to the Closing Date as defined in section 3.1, each Target Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

   1.5. Immediately after the transfer of Assets provided for in section 1.1, each Target Fund will distribute to the Target Fund's shareholders of record (the "Target Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, the Acquiring Fund Shares received by the Target Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each Target Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of the Class C, Class E and Class S Acquiring Fund Shares to be so credited to the Class C, Class E and Class S shareholders of Equity Income Fund, and the aggregate net asset value of the Class E and Class I Acquiring Fund Shares to be so credited to the Class E and Class I shareholders of Equity III Fund, shall be equal to the aggregate net asset value of the applicable Target Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of each Target Fund will simultaneously be cancelled on the books of the Target Fund, although share certificates representing interests in shares of each Target Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

   1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

   1.7. Any reporting responsibility of a Target Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the applicable Target Fund.

   1.8. All books and records of each Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.  Valuation

   2.1. The value of the Assets shall be computed as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the business day immediately preceding the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Trust's Declaration of Trust, as amended, and then-current prospectus or statement of additional information, copies of which have been delivered to each Target Fund.

   2.2. The net asset value of a Class C, Class E, Class S and Class I Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

   2.3. The number of Class C, Class E, Class S and Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to Class C, Class E, Class S or Class I shares, as applicable, of the applicable Target Fund determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with section 2.2.

   2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.  Closing and Closing Date

   3.1. The Closing of the transactions contemplated by this Agreement shall be October 27, 2003, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of the Trust, 909 A Street, Tacoma, Washington 98402, or at such other place and time as the parties may agree.

   3.2. Each Target Fund shall deliver to the Acquiring Fund on the Closing Date a schedule of Assets.

   3.3. State Street Bank and Trust Company ("State Street"), custodian for each Target Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Target Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for each Target Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by each Target Fund as of the Closing Date by each Target Fund for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Each Target Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by each Target Fund shall be delivered by wire transfer of federal funds on the Closing Date.

   3.4. Frank Russell Investment Management Company ("FRIMCo"), as transfer agent for each Target Fund, on behalf of each Target Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class C, Class E, Class S and Class I Target Fund shares, as applicable, owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to each Target Fund or provide evidence satisfactory to each Target Fund that such Acquiring Fund Shares have been credited to that Target Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

   3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or a Target Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class C, Class E, Class S or Class I shares of the Acquiring Fund or a Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   3.6. The liabilities of each Target Fund shall include all of such Target Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to such Target Fund's board members.

4.  Representations and Warranties

   4.1. The Trust, on behalf of each Target Fund, represents and warrants to the Acquiring Fund as follows:

      (a) The Trust is duly formed and is validly existing as a business trust under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Target Fund, to carry out the Agreement. The Target Fund is a separate series of the Trust duly designated in accordance with the applicable provisions of the Trust's Declaration of Trust. The Trust and Target Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Trust or Target Fund. The Target Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations that the failure to so obtain would not have a material adverse effect on the Target Fund;

      (b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Target Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

      (d) Other than with respect to contracts entered into in connection with the portfolio management of the Target Fund which shall terminate on or prior to the Closing Date, the Trust is not, and the execution, delivery and performance of this Agreement by the Trust will not result in (i) a violation of Massachusetts law or of the Trust's Declaration of Trust, as amended, or By-Laws, (ii) a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Target Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund is a party or by which it is bound, or (iii) the creation or imposition of any lien, charge or encumbrance on any property or assets of the Target Fund;

      (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Target Fund or any properties or assets held by it. The Target Fund knows of no facts that might form the basis for the institution of such proceedings that would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Target Fund at and for the fiscal year ended October 31, 2002, have been audited by PricewaterhouseCoopers LLP ("PwC"), independent auditors, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (g) Since October 31, 2002, there has not been any material adverse change in the Target Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Target Fund due to declines in market values of securities in the Target Fund's portfolio, the discharge of Target Fund liabilities, or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change;

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Target Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

      (j) All issued and outstanding shares of the Target Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of FRIMCo, as provided in section 3.4. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund shares, nor is there outstanding any security convertible into any of the Target Fund shares;

      (k) At the Closing Date, the Target Fund will have good and marketable title to the Target Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

      (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Trust, (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (m) The information to be furnished by the Target Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (n) The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

      (o) The proxy statement of the Target Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Target Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

   4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the respective Target Fund as follows:

      (a) The Trust is duly formed and is validly existing as a business trust under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Target Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Trust duly designated in accordance with the applicable provisions of the Trust's Declaration of Trust. The Trust and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Trust or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations that the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

      (b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

      (d) The Trust is not, and the execution, delivery and performance of this Agreement by the Trust will not result in (i) a violation of Massachusetts law or of the Trust's Declaration of Trust, as amended, or By-Laws, (ii) a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

      (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings that would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended October 31, 2002, have been audited by PwC, independent public accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Target Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (g) Since October 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Target Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

      (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

      (k) The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable;

      (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Target Fund has received notice at or prior to the Closing;

      (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Target Fund for use therein; and

      (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.  Covenants of the Acquiring Fund and Each Target Fund

   5.1. Each Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Fund's normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. Each Fund covenants and agrees to coordinate the respective portfolios of the Acquiring Fund and each Target Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund's portfolio, the resulting portfolio will meet the Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Fund's Prospectus, a copy of which has been delivered to each Target Fund.

   5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to each Target Fund's books and records necessary to maintain current knowledge of the Target Fund and to ensure that the representations and warranties made by the Target Fund are accurate.

   5.3. Each Target Fund covenants to call a meeting of the Target Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than October 3, 2003.

   5.4. Each Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.5. Each Target Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund shares.

   5.6. Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

   5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Target Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. Each Target Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of aprospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

   5.8. Each Target Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

   5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

   5.10 The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by each Target Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Target Fund title to and possession of all Acquiring Fund shares to be transferred to the Target Fund pursuant to this Agreement and assume the liabilities from the Target Fund.

   5.11. As soon as reasonably practicable after the Closing, each Target Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

   5.12. Each Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

   5.13. The intention of the parties is that each transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trust nor the Funds shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of a transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trust and each Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Dechert LLP to render the tax opinion contemplated herein in section 8.5.

   5.14. At or immediately prior to the Closing, each Target Fund will declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.  Conditions Precedent to Obligations of Each Target Fund

   With respect to each Reorganization, the obligations of a Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

   6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than a Target Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

   6.2. The Acquiring Fund shall have delivered to each Target Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Trust, on behalf of the Target Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust with respect to the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Target Fund shall reasonably request.

   6.3. Each Target Fund shall have received on the Closing Date an opinion of counsel, in a form reasonably satisfactory to the Target Fund, and dated as of the Closing Date, to the effect that:

      (a) the Trust is duly formed and is validly existing as a business trust under the laws of the Commonwealth of Massachusetts;

      (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Trust's registration statement under the 1940 Act;

      (c) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles;

      (d) the execution and delivery of the Agreement did not, and the exchange of the Target Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Trust's Declaration of Trust, as amended, or By-laws; and

      (e) to the knowledge of such counsel, and without any independent investigation, (i) the Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Trust, (ii) the Trust is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Target Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made. In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization. The delivery of such opinion is conditioned upon receipt by counsel of customary representations it shall reasonably request of the Trust, on behalf of each of the Acquiring Fund and the Target Funds, respectively.

   6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

7.  Conditions Precedent to Obligations of the Acquiring Fund

   With respect to each Reorganization, the obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by each Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

   7.1. All representations and warranties of the Trust, on behalf of each Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against a Target Fund or its investmentadviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to any Target Fund which a Target Fund reasonably believes might result in such litigation.

   7.2. Each Target Fund shall have delivered to the Acquiring Fund a statement of the Target Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Target Fund.

   7.3. Each Target Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust with respect to the Target Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

   7.4. The Acquiring Fund shall have received on the Closing Date an opinion of counsel, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

      (a) the Trust is duly formed and is validly existing as a business trust under the laws of the Commonwealth of Massachusetts;

      (b) the Target Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Trust's registration statement under the 1940 Act;

      (c) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Target Fund, and constitutes a valid and legally binding obligation of the Trust, on behalf of the Target Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles;

      (d) the execution and delivery of the Agreement did not, and the exchange of the Target Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Trust's Declaration of Trust, as amended, or By-laws; and

      (e) to the knowledge of such counsel, and without any independent investigation, (i) the Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Trust, (ii) the Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Target Fund under the federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Target Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made. In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization. The delivery of such opinion is conditioned upon receipt by counsel of customary representations it shall reasonably request of the Trust, on behalf of each of the Acquiring Fund and the Target Funds, respectively.

   7.5. Each Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by each Target Fund on or before the Closing Date.

8. Further Conditions Precedent to Obligations of the Acquiring Fund and Each Target Fund

   If any of the conditions set forth below have not been met on or before the Closing Date with respect to each Target Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

   8.1. This Agreement and the transactions contemplated herein, with respect to each Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Funds may waive the conditions set forth in this section 8.1.

   8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

   8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or a Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or a Target Fund, provided that either party hereto may for itself waive any of such conditions.

   8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

   8.5. With respect to each Reorganization, the parties shall have received an opinion of Dechert LLP addressed to each of the Acquiring Fund and the Target Fund, in a form reasonably satisfactory to each such party, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution of such shares to the Target Fund Shareholders in exchange for their shares of the Target Fund in complete liquidation of the Target Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Target Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; (iii) the basis of the assets of the Target Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Target Fund immediately prior to the transfer; (iv) the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Target Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;
(vi) no gain or loss will be recognized by Target Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Target Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Target Fund Shareholders will be the same as the basis of the shares of the Target Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Target Fund Shareholders will include the holding period during which the shares of the Target Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Target Fund were held as capital assets in the hands of Target Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Funds may waive the condition set forth in this section 8.5. No opinion will be expressed by Dechert LLP, however, as to whether any gain or loss will be recognized (i) by a Target Fund in connection with the transfer from the Target Fund to the Acquiring Fund of any section 1256 contracts (as defined in Section 1256 of the Code) or (ii) by a Target Fund or the Acquiring Fund in connection with any dispositions of assets by such Fund prior to or following its respective Reorganization.

9.  Indemnification

   9.1. The Acquiring Fund agrees to indemnify and hold harmless each Target Fund and each of such Target Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Target Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

   9.2. Each Target Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  Fees and Expenses

   10.1. Each of the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Funds, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

   10.2. Each Fund will bear its own direct operational expenses with respect to the Reorganizations. Target Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.  Entire Agreement; Survival of Warranties

   11.1. Each Fund agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

   11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and the Target Funds in sections 9.1 and 9.2 shall survive the Closing.

12.  Termination

   12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by any party as it relates to the transaction applicable to such party (i) by the mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before January 27, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  Amendments

   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Target Funds and any authorized officer of the Acquiring Fund; provided, however, that following each meeting of the Target Fund Shareholders called by the Target Funds pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  Notices

   Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable Target Fund, 909 A Street, Tacoma, Washington 98402, with a copy to Dechert LLP, 200 Clarendon Street, Boston, Massachusetts 02116, Attention: John
V. O'Hanlon, Esq., or to the Acquiring Fund, 909 A Street, Tacoma, Washington 98402, with a copy to Dechert LLP, 200 Clarendon Street, Boston, Massachusetts 02116, Attention: John V. O'Hanlon, Esq., or to any other address that the Target Funds or the Acquiring Fund shall have last designated by notice to the other party.

15.  Headings; Counterparts; Assignment; Limitation of Liability

   15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and each Target Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   15.4. Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trust or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

   15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

   IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                                     FRANK RUSSELL INVESTMENT COMPANY,
                                            on behalf of Select Value Fund

                                            By:
                                                 ----------------------------------

                                            Its:
-------------------------------------            ----------------------------------
              Secretary

Attest:                                     FRANK RUSSELL INVESTMENT COMPANY,
                                            on behalf of Equity Income Fund and
                                            Equity III Fund

                                            By:
                                                 ----------------------------------

                                            Its:
-------------------------------------            ----------------------------------
              Secretary

                                                                      EXHIBIT B








      PROSPECTUS

      SELECT VALUE FUND: CLASSES C, E, I AND S

      EQUITY INCOME FUND: CLASSES C, E, AND S

      EQUITY III FUND: CLASSES E AND I

      FEBRUARY 28, 2003

      as supplemented June 25, 2003.



      909 A STREET, TACOMA, WA 98402 . 800-787-7354

      As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal
      offense to state otherwise.

                                                 [LOGO OF FRANK RUSSELL COMPANY]
                       FRANK RUSSELL INVESTMENT COMPANY

                       FRANK RUSSELL INVESTMENT COMPANY



                       Supplement dated May 21, 2003 to


                     PROSPECTUSES DATED FEBRUARY 28, 2003



   The Board of Trustees of Frank Russell Investment Company has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Plan") to reorganize the Equity III and Equity Income Funds (each, a "Target Fund") into the Select Value Fund ("Acquiring Fund"). (Each transaction contemplated by the Plan is referred to as a "Reorganization.")



   Each Reorganization can be consummated only if, among other things, it is approved by shareholders of the applicable Target Fund. A Special Meeting (the "Meeting") of the shareholders of each Target Fund is expected to be held on or about October 3, 2003 and shareholders will be given the opportunity to vote on the Plan.



   It is currently anticipated that proxy materials regarding the Reorganizations will be distributed to shareholders in July, 2003.



   The Plan provides that (i) the Target Funds would transfer to the Select Value Fund all of their assets in exchange for shares of the Select Value Fund and the assumption by the Select Value Fund of the Target Funds' liabilities,
(ii) such shares of the Select Value Fund would be distributed to shareholders of the Target Funds in liquidation of the Target Funds and (iii) the Target Funds would be subsequently dissolved. If the Plan is approved, shareholders of the Target Funds will receive Class C, Class E, Class I or Class S shares of the Select Value Fund with an aggregate value equal at the time of the completion of the Reorganizations to the aggregate value of their Target Fund Class C, Class E, Class I or Class S shares, respectively.



   If the Plan is approved at the Meeting and certain conditions required by the Plan are satisfied, the Reorganizations are expected to become effective in late October or early November, 2003. In the event the shareholders of a Target Fund fail to approve the Plan for that Target Fund, such Target Fund will continue to operate and the Board of Trustees may resubmit the Plan for shareholder approval or consider other proposals including liquidation of such Target Fund.

                               Table of Contents


   Risk/Return Summary.................................................  B-4
     Investment Objective, Principal Investment Strategies and
      Principal Risks..................................................  B-4
     Performance.......................................................  B-6
     Fees and Expenses................................................. B-10
   Summary Comparison of the Funds..................................... B-12
   The Purpose of the Funds -- Multi-Style, Multi-Manager
    Diversification.................................................... B-12
   Investment Objective and Principal Investment Strategies............ B-14
   Risks............................................................... B-18
   Management of the Funds............................................. B-19
   The Money Managers.................................................. B-20
   Portfolio Turnover.................................................. B-20
   Dividends and Distributions......................................... B-20
   Taxes............................................................... B-21
   How Net Asset Value is Determined................................... B-22
   Distribution and Shareholder Servicing Arrangements................. B-22
   How to Purchase Shares.............................................. B-23
   Exchange Privilege.................................................. B-24
   How to Redeem Shares................................................ B-25
   Payment of Redemption Proceeds...................................... B-25
   Other Things to Know About Share Transactions....................... B-26
   Financial Highlights................................................ B-27
   Money Manager Information........................................... B-36

                              RISK/RETURN SUMMARY

   Investment Objective, Principal Investment Strategies and Principal Risks

SELECT VALUE FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Select Value Fund invests primarily in large and
   Investment          medium capitalization value stocks with some exposure to
   Strategies          small capitalization stocks. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies.
                       The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                       The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

   Principal Risks     An investment in the Select Value Fund, like any
                       investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY INCOME FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Equity Income Fund invests primarily in common
   Investment          stocks of medium and large capitalization companies,
   Strategies          most of which are US based. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

   Principal Risks     An investment in the Equity Income Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY III FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Equity III Fund invests primarily in common stocks
   Investment          of medium and large capitalization companies, most of
   Strategies          which are US based. While market capitalization changes
                       over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

   Principal Risks     An investment in the Equity III Fund, like any
                       investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

   An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  Performance

   The following bar charts illustrate the risks of investing in the Funds by showing how the performance of the Select Value Fund's and the Equity Income Fund's Class S Shares and the Equity III Funds Class I Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of that Fund's operations). The return (both before and after tax) for the other classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those classes. The highest and lowest quarterly returns during the period shown in the bar charts for the Select Value Fund's and the Equity Income Fund's Class S Shares and the Equity III Funds Class I Shares are set forth below the bar charts. For periods prior to April 1, 1995, performance results for the Equity III Fund do not reflect deduction of investment management fees.

   The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

   The returns shown for the Class E Shares first issued prior to May 18, 1998 reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued, which is identified below, until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees. Returns for periods prior to the date that each Fund (other than the Select Value Fund) first issued its Class E Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. The Equity Income Fund and the Equity III Fund commenced operations of their Class E Shares on November 4, 1996 and the Select Value Fund commenced operations on January 31, 2001.

   Past performance, both before-tax and after-tax, is no indication of future results.

                               Select Value Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [CHART]

                                  2002 -18.81%


                        Best Quarter:  8.96% (4Q/01)
                        Worst Quarter: (17.49%) (3Q/02)


Average annual total returns                                    Since
for the periods ended December 31, 2002               1 Year  Inception*
---------------------------------------              -------- ----------

Return Before Taxes, Class C........................ (19.69)%  (14.49)%

Return Before Taxes, Class E........................ (18.86)%  (13.75)%

Return Before Taxes, Class I........................ (18.73)%  (13.43)%

Return Before Taxes, Class S........................ (18.81)%  (13.53)%

Return After Taxes on Distributions, Class S........ (19.13)%  (13.90)%

Return After Taxes on Distributions and Sale of
  Funds Shares, Class S............................. (11.54)%  (10.83)%

Russell 1000(R) Value Index......................... (15.52)%  (11.31)%

*  The Select Value Fund commenced operations on January 31, 2001.

                              Equity Income Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [CHART]

                            1993               13.23%
                            1994                0.69%
                            1995               34.76%
                            1996               21.45%
                            1997               33.59%
                            1998               12.99%
                            1999                0.25%
                            2000                0.15%
                            2001               -7.73%
                            2002              -20.29%

                        Best Quarter:  15.67% (4Q/98)
                        Worst Quarter: (19.97%) (3Q/02)


Average annual total returns
for the periods ended December 31, 2002               1 Year  5 Years 10 Years
---------------------------------------              -------- ------- --------

Return Before Taxes, Class C........................ (21.01)% (4.37)%   7.05%

Return Before Taxes, Class E........................ (20.46)% (3.83)%   7.35%

Return Before Taxes, Class S........................ (20.29)% (3.55)%   7.59%

Return After Taxes on Distributions, Class S........ (20.50)% (4.88)%   4.26%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class S.............................. (12.45)% (2.95)%   5.04%

Russell 1000(R) Value Index......................... (15.52)%   1.16%  10.81%

                                Equity III Fund

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [CHART]

                            1993               14.95%
                            1994                1.16%
                            1995               35.96%
                            1996               20.90%
                            1997               33.13%
                            1998               11.53%
                            1999                0.25%
                            2000                1.15%
                            2001               -7.51%
                            2002              -19.92%



                        Best Quarter:  15.78% (4Q/98)
                        Worst Quarter: (19.78%) (3Q/02)


Average annual total returns
for the periods ended December 31, 2002               1 Year  5 Years 10 Years
---------------------------------------              -------- ------- --------

Return Before Taxes, Class E........................ (20.12)% (3.65)%   7.76%

Return Before Taxes, Class I........................ (19.92)% (3.48)%   7.86%

Return After Taxes on Distributions, Class I........ (20.33)% (4.88)%   4.28%

Return After Taxes on Distributions and Sale of
  Fund Shares, Class I.............................. (12.22)% (2.88)%   5.18%

Russell 1000(R) Value Index......................... (15.52)%   1.16%  10.81%

                               Fees and Expenses

   The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

   If you purchase Class I Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from 0.00% to 0.40% of the amount invested.

                               Shareholder Fees
                   (fees paid directly from your investment)

                                     Maximum Sales
                       Maximum Sales Charge (Load)
                       Charge (Load)  Imposed on      Maximum
                        Imposed on    Reinvested   Deferred Sales Redemption Exchange
                         Purchases     Dividends   Charge (Load)     Fees      Fees
                       ------------- ------------- -------------- ---------- --------
All Funds, All Classes     None          None           None         None      None

                       Annual Fund Operating Expenses##
                 (expenses that are deducted from Fund assets)
                               (% of net assets)

                                                           Other
                                                          Expenses
                                                         (including     Total
                                                       Administrative   Gross
                                                          Fees and     Annual                   Total Net
                                          Distribution  Shareholder     Fund    Fee Waivers and   Fund
                                 Advisory   (12b-1)      Servicing    Operating     Expense     Operating
                                   Fee      Fees###        Fees)      Expenses  Reimbursements# Expenses
                                 -------- ------------ -------------- --------- --------------- ---------
Class C Shares*
  Select Value**, #.............  0.70%      0.75%         1.03%        2.48%       (0.29)%       2.19%
  Equity Income**...............  0.75%      0.75%         1.43%        2.93%         0.00%       2.93%
Class E Shares*
  Select Value**, #.............  0.70%      0.00%         0.85%        1.55%       (0.29)%       1.26%
  Equity Income**...............  0.75%      0.00%         1.43%        2.18%         0.00%       2.18%
  Equity III**..................  0.55%      0.00%         1.30%        1.85%         0.00%       1.85%
Class I Shares
  Select Value**, #.............  0.70%      0.00%         0.58%        1.28%       (0.33)%       0.95%
  Equity III**..................  0.55%      0.00%         1.05%        1.60%         0.00%       1.60%
Class S Shares
  Select Value**, #.............  0.70%      0.00%         0.64%        1.34%       (0.29)%       1.05%
  Equity Income**...............  0.75%      0.00%         1.18%        1.93%         0.00%       1.93%

* "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

** Expenses for this class have been restated to reflect estimated expenses expected to be incurred during the fiscal year ending October 31, 2003.

# For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 29, 2004, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class E and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

### Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class C Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

   In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in FRIC's Money Market Fund are 0.10% (net of fee waivers and reimbursements).

Example

   This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 29, 2004. The calculation of costs for the one year period does take into account such waivers.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                             1 Year 3 Years 5 Years 10 Years
                                             ------ ------- ------- --------
    Class C Shares
      Select Value Fund.....................  $222   $745   $1,294   $2,793
      Equity Income Fund....................   296    907    1,543    3,252
    Class E Shares
      Select Value Fund.....................   128    461      817    1,820
      Equity Income Fund....................   221    682    1,169    2,513
      Equity III............................   188    582    1,001    2,169
    Class I Shares
      Select Value Fund.....................    97    374      671    1,517
      Equity III Fund.......................   163    505      871    1,900
    Class S Shares
      Select Value Fund.....................   107    396      706    1,587
      Equity Income Fund....................   196    606    1,042    2,254

                        SUMMARY COMPARISON OF THE FUNDS

        Fund                                   Focus
 ------------------ -----------------------------------------------------------
 Select Value Fund. Maximum total return primarily through capital appreciation
 Equity Income Fund Capital appreciation
 Equity III Fund... Capital appreciation

                           THE PURPOSE OF THE FUNDS
                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

   The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

   Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

   Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

   When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

   The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

   Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

   Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

   The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

   By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

   Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                      INVESTMENT OBJECTIVE AND PRINCIPAL
                             INVESTMENT STRATEGIES

SELECT VALUE FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Select Value Fund invests primarily in large and
   Investment          medium capitalization value stocks with some exposure to
   Strategies          small capitalization stocks. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2002, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $309 billion to $1.3 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Small capitalization companies include all other US companies.
                       The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

                       The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY INCOME FUND

   Investment          To provide capital appreciation.
   Objective

   Principal           The Equity Income Fund invests primarily in common
   Investment          stocks of medium and large capitalization companies,
   Strategies          most of which are US based. While market capitalization
                       changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. On May 31, 2002, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $309 billion to $1.3 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market.

                         . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EQUITY III FUND

   Investment          To provide capital appreciation.
    Objective

   Principal           The Equity III Fund invests primarily in common stocks
    Investment         of medium and large capitalization companies, most of
    Strategies         which are US based. While market capitalization changes
                       over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest
                       1000 companies in the US. On May 31, 2002, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $309 billion to $1.3 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

                       The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Equity securities include common stocks, securities convertible into common stocks and securities having common stock characteristics or other derivative instruments whose value is based on common stocks, such as rights, warrants or options to purchase common stock, preferred stock, convertible preferred stock, convertible bonds, convertible debentures, convertible notes, depositary receipts, futures contracts and swaps.

                       The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

                         . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market.

                         . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

                       When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                       The Fund intends to be fully invested at all times.

                       Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

                       The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                       From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

   An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


     Risk Associated With                            Description                      Relevant Fund
-------------------------------  ---------------------------------------------------- -------------

Multi-Manager Approach           The investment styles employed by a Fund's           Equity Income
                                 money managers may not be complementary.             Select Value
                                 The interplay of the various strategies employed     Equity III
                                 by a Fund's multiple money managers may
                                 result in a Fund holding a concentration of
                                 certain types of securities. This concentration
                                 may be beneficial or detrimental to a Fund's
                                 performance depending upon the performance
                                 of those securities and the overall economic
                                 environment. The multi-manager approach
                                 could result in a high level of portfolio turnover,
                                 resulting in higher Fund brokerage expenses and
                                 increased tax liability from a Fund's realization
                                 of capital gains.

Equity Securities                The value of equity securities will rise and fall    Equity Income
                                 in response to the activities of the company that    Select Value
                                 issued the stock, general market conditions and/     Equity III
                                 or economic conditions.

..    Value Stocks                Investments in value stocks are subject to risks     Equity Income
                                 that (i) their intrinsic values may never be         Select Value
                                 realized by the market or (ii) such stock may        Equity III
                                 turn out not to have been undervalued.

..    Securities of Small         Investments in smaller companies may involve         Select Value
     Capitalization Companies    greater risks because these companies generally
                                 have a limited track record. Smaller companies
                                 often have narrower markets and more limited
                                 managerial and financial resources than larger,
                                 more established companies. As a result, their
                                 performance can be more volatile, which may
                                 increase the volatility of a Fund's portfolio.

Exposing Liquidity Reserves to   By exposing its liquidity reserves to an equity      Equity Income
Equity Markets                   market, principally by use of equity index           Select Value
                                 futures but also by use of exchange traded and       Equity III
                                 over-the-counter options and equity index
                                 swaps, a Fund's performance tends to correlate
                                 more closely to the performance of that market
                                 as a whole. However, the market performance of
                                 these instruments may not correlate precisely to
                                 the performance of a stock market. This
                                 approach increases a Fund's performance if the
                                 particular equity market rises and reduces a
                                 Fund's performance if the particular equity
                                 market declines.

Securities Lending               If a borrower of a Fund's securities fails           Equity Income
                                 financially, the Fund's recovery of the loaned       Select Value
                                 securities may be delayed or the Fund may lose       Equity III
                                 its rights to the collateral which could result in a
                                 loss to a Fund.

                            MANAGEMENT OF THE FUNDS

   The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2002, managed over $14.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

   Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

   Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2002.

   FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

   FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

  . Ernest Ankrim, Ph.D., Chief Investment Strategies since January 2003. Dr. Ankrim was Director, Portfolio Strategy for FRIMCo from January 2001 to December 2002. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.

  . Randal C. Burge, Director, Global Equity since January 2003. Mr. Burge was Director, Portfolio Management from December 2001 to December 2002. From 1999 to 2001, Mr. Burge was Director of Global Fixed Income for FRIMCo. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo.

  . Jean Carter, Managing Director, Strategic Investment Resources since January 2003. Ms. Carter was Director, North American IMG from December 2001 to December 2002. From 1999 to 2001, Ms. Carter was Director of Global Fixed Income for FRIMCo. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000. From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . Erik W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for Russell from 1995 to 1997 and a Senior Research Analyst for Russell from 1997 to 2000.

  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996.

   The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

  . Erik Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth and Select Value Funds.

   In the last fiscal year, the aggregate annual rate of advisory and administrative fees, paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Select Value Fund, 0.35%; Equity Income Fund, 0.79%; and Equity III Fund, 0.55%. Of these aggregate amounts 0.05% is attributable to administrative services.

                              THE MONEY MANAGERS

   Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

   Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                              PORTFOLIO TURNOVER

   The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases.The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                          DIVIDENDS AND DISTRIBUTIONS

Income Dividends

   Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared                            Payable                     Funds
--------                   -------------------------  --------------------------
Quarterly................. Mid: April, July, October  Equity Income, Select
                           and                        Value and Equity III Funds
                           December

Capital Gains Distributions

   The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

   If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

   Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to your Financial Intermediary.

                                     TAXES

   In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

   When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

   The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

   Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

   When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

   If you are a corporate investor, a portion of the dividends from net investment income paid by Equity Income Fund, Select Value Fund or Equity III Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

   By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

   The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

   Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

   The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

   Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. Market quotations for non-US securities may not be considered to be readily available if a significant event, including but not limited to a significant increase or decrease in US market indices, occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

   Short term securities maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.

                         DISTRIBUTION AND SHAREHOLDER
                            SERVICING ARRANGEMENTS

   The Funds offer multiple Classes of Shares in this Prospectus: The Select Value Fund offers Classes C, E, I and S Shares. The Equity Income Fund offers Class C, E and S Shares. The Equity III Fund offers Class E and I Shares.

   Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Funds' Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

   Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

   Class I and Class S Shares participate in neither the Funds' distribution plan nor the Funds' shareholder servicing plan.

                            HOW TO PURCHASE SHARES

   Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

   For Class C Shares, there is a $1,000 required minimum initial investment for each account in each Fund. For Class E Shares of the Select Value and Equity Income Funds, there is a $2,500 required minimum initial investment for each account in each Fund. For Class E and I Shares of the Equity III Fund, there is a $250,000 required minimum initial investment for each account. For Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund.

   Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

   If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees to your Financial Intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

   Financial Intermediaries may receive administrative fees from the Funds or their transfer agent for providing administrative or other services to shareholders of the Funds. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.

   Each Fund reserves the right to reject any purchase order for any reason.

   You may purchase Shares through a Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Funds will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

   All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company" or as otherwise instructed by your Financial Intermediary. Each Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Funds of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Funds, may settle trades on the third business day following receipt by the Funds of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Funds. In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

   Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

Offering Dates and Times

   Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary when your account will be credited.

Order and Payment Procedures

   Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Funds.

Automated Investment Program

   If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $50 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within a US domiciled bank. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                              EXCHANGE PRIVILEGE

How to Exchange Shares

   Through your Financial Intermediary you may exchange Shares you own in one Fund for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

   Exchanges may be made if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

   An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

In-Kind Exchange of Securities

   FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

   Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

   The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

Systematic Exchange Program

   If you invest through certain Financial Intermediaries, the Funds offer a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other FRIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

   A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund receives the exchange request in good order.

                             HOW TO REDEEM SHARES

   Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Funds will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption Dates and Times

   Redemption requests must be placed through your Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

   If you invest through certain Financial Intermediaries, the Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

   You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

                        PAYMENT OF REDEMPTION PROCEEDS

   Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request in proper form. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System. Payment will ordinarily be made within seven days after receipt of your request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

                 OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

Written Instructions

   The Funds require that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Funds to insure proper form. Generally, your instructions must include:

  .  The Fund name and account number

  .  Details related to the transaction including type and amount

  .  Signatures of all owners exactly as registered on the account

  .  Any supporting legal documentation that may be required

Responsibility for Fraud

   Neither the Funds nor their transfer agent will be responsible for any account losses due to fraud so long as the Funds have a reasonable belief that the person transacting on the account is authorized to do so based on reasonable procedures followed by the Funds to ensure such authorization. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Funds or your Financial Intermediary send you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

   Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

Redemption In-Kind

   A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

   Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

   Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                             FINANCIAL HIGHLIGHTS

   The following financial highlights table are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund or Class has not been in operation for 60 months, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which are available upon request.

   The information in the following tables represents the Financial Highlights for the Funds' Class E and Class S Shares, respectively, for the periods shown.

Select Value Fund--Class C Shares

                                                                   Fiscal
                                                                 Year Ended
                                                                 October 31,
                                                              ----------------
                                                                2002    2001*
                                                              -------  -------
 Net Asset Value, Beginning of Period........................ $  8.51  $ 10.00
                                                              -------  -------
 Income From Operations
   Net investment income (loss)(a)**.........................    (.02)      --
   Net realized and unrealized gain (loss)...................   (1.07)   (1.48)
                                                              -------  -------
    Total income from operations.............................   (1.09)   (1.48)
                                                              -------  -------
 Distributions
   From net investment income................................    (.01)    (.01)
                                                              -------  -------
 Net Asset Value, End of Period.............................. $  7.41  $  8.51
                                                              =======  =======
 Total Return (%)(b).........................................  (12.82)  (14.76)

 Ratios/Supplemental Data:
   Net Assets, end of period (in thousands)..................   2,061    1,844
   Ratios to average net assets (%)(c):
    Operating expenses, net..................................    2.00     2.00
    Operating expenses, gross................................    2.40     2.64
    Net investment income (loss).............................    (.27)     .00

   Portfolio turnover rate (%)...............................   92.95    71.75

  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
  ** Less than $.01 per share for the period ended October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Select Value Fund--Class E Shares

                                                                         Fiscal
                                                                       Year Ended
                                                                       October 31,
                                                                       -----------
                                                                          2002      2001*
                                                                       ----------- -------
Net Asset Value, Beginning of Period..................................   $  8.53   $ 10.00
                                                                         -------   -------
Income From Operations
  Net investment income(a)............................................       .06       .05
  Net realized and unrealized gain (loss).............................     (1.07)    (1.48)
                                                                         -------   -------
   Total income from operations.......................................     (1.01)    (1.43)
                                                                         -------   -------
Distributions
  From net investment income..........................................      (.06)     (.04)
                                                                         -------   -------
Net Asset Value, End of Period........................................   $  7.46   $  8.53
                                                                         =======   =======
Total Return (%)(b)...................................................    (11.86)   (14.33)

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)............................     3,314     3,155
  Ratios to average net assets (%)(c):
   Operating expenses, net............................................      1.04      1.25
   Operating expenses, gross..........................................      1.43      1.85
   Net investment income..............................................       .70       .76

  Portfolio turnover rate (%).........................................     92.95     71.75

  * For the period January 31, 2001 (commencement of operations) to October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Select Value Fund--Class I Shares

                                                       Fiscal
                                                     Year Ended
                                                     October 31,
                                                     -----------
                                                        2002      2001*
                                                     ----------- -------
       Net Asset Value, Beginning of Period.........   $  8.54   $ 10.00
                                                       -------   -------
       Income From Operations
         Net investment income(a)...................       .08       .09
         Net realized and unrealized gain (loss)....     (1.07)    (1.48)
                                                       -------   -------
          Total income from operations..............      (.99)    (1.39)
                                                       -------   -------
       Distributions
         From net investment income.................      (.09)     (.07)
                                                       -------   -------
       Net Asset Value, End of Period...............   $  7.46   $  8.54
                                                       =======   =======
       Total Return (%)(b)..........................    (11.72)   (13.92)

       Ratios/Supplemental Data:
         Net Assets, end of period (in thousands)...    35,169    28,983
         Ratios to average net assets (%)(c):
          Operating expenses, net...................       .79       .79
          Operating expenses, gross.................      1.22      1.48
          Net investment income.....................       .95      1.25

         Portfolio turnover rate (%)................     92.95     71.75

  * For the period January 31, 2001 (commencement of operation) to October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Select Value Fund--Class S Shares

                                                                         Fiscal
                                                                       Year Ended
                                                                       October 31,
                                                                       -----------
                                                                          2002      2001*
                                                                       ----------- -------
Net Asset Value, Beginning of Period..................................   $  8.53   $ 10.00
                                                                         -------   -------
Income From Operations
  Net investment income(a)............................................       .07       .08
  Net realized and unrealized gain (loss).............................     (1.07)    (1.48)
                                                                         -------   -------
   Total income from operations.......................................     (1.00)    (1.40)
                                                                         -------   -------
Distributions
  From net investment income..........................................      (.08)     (.07)
                                                                         -------   -------
Net Asset Value, End of Period........................................   $  7.45   $  8.53
                                                                         =======   =======
Total Return (%)(b)...................................................    (11.78)   (14.04)

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)............................    31,806    31,288
  Ratios to average net assets (%)(c):
   Operating expenses, net............................................       .87       .86
   Operating expenses, gross..........................................      1.27      1.50
   Net investment income..............................................       .86      1.18

  Portfolio turnover rate (%).........................................     92.95     71.75

  * For the period January 31, 2001 (commencement of operation) to October 31, 2001.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity Income Fund--Class C Shares

                                                   Fiscal
                                                 Year Ended
                                                 October 31,
                                              ----------------
                                                2002     2001    2000*   1999**
                                              -------  -------  ------  -------
Net Asset Value, Beginning of Period......... $ 31.27  $ 36.72  $37.02  $ 40.38
                                              -------  -------  ------  -------
Income From Operations
  Net investment income (loss)(a)............    (.12)    (.15)   (.06)     .04
  Net realized and unrealized gain (loss)....   (5.29)   (5.30)   (.03)     .66
                                              -------  -------  ------  -------
   Total income from operations..............   (5.41)   (5.45)   (.09)     .70
                                              -------  -------  ------  -------
Distributions
  From net investment income.................    (.02)      --      --     (.17)
  From net realized gain.....................      --       --    (.19)   (3.89)
  Tax return of capital......................    (.01)      --    (.02)      --
                                              -------  -------  ------  -------
   Total distributions.......................    (.03)      --    (.21)   (4.06)
                                              -------  -------  ------  -------
Net Asset Value, End of Period............... $ 25.83  $ 31.27  $36.72  $ 37.02
                                              =======  =======  ======  =======
Total Return (%)(b)..........................  (17.31)  (14.84)   (.17)    2.03

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)...   2,701    1,070   1,035      995
  Ratios to average net assets (%)(c):
   Operating expenses........................    2.47     2.36    2.31     2.10
   Net investment income (loss)..............    (.40)    (.44)   (.22)     .10

  Portfolio turnover rate (%)................  112.82   119.47   99.20   137.94

  *  For the ten months ended October 31, 2000.
  ** For the period January 27, 1999 (commencement of sale) to December 31,
     1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity Income Fund--Class E Shares

                                                   Fiscal
                                                 Year Ended
                                                 October 31,             Year Ended December 31,
                                              ----------------          -------------------------
                                                2002     2001    2000*    1999     1998     1997
                                              -------  -------  ------  -------  -------  -------
Net Asset Value, Beginning of Period......... $ 31.55  $ 36.89  $37.20  $ 41.45  $ 41.43  $ 40.22
                                              -------  -------  ------  -------  -------  -------
Income From Operations
  Net investment income(a)...................     .09      .11     .15      .33      .37      .32
  Net realized and unrealized gain (loss)....   (5.35)   (5.35)   (.02)    (.44)    4.49    12.20
                                              -------  -------  ------  -------  -------  -------
   Total income from operations..............   (5.26)   (5.24)    .13     (.11)    4.86    12.52
                                              -------  -------  ------  -------  -------  -------
Distributions
  From net investment income.................    (.12)    (.10)   (.23)    (.25)    (.51)    (.07)
  From net realized gain.....................      --       --    (.19)   (3.89)   (4.33)  (11.24)
  Tax return of capital......................    (.06)      --    (.02)      --       --       --
                                              -------  -------  ------  -------  -------  -------
   Total distributions.......................    (.18)    (.10)   (.44)   (4.14)   (4.84)  (11.31)
                                              -------  -------  ------  -------  -------  -------
Net Asset Value, End of Period............... $ 26.11  $ 31.55  $36.89  $ 37.20  $ 41.45  $ 41.43
                                              =======  =======  ======  =======  =======  =======
Total Return (%)(b)..........................  (16.74)  (14.22)    .46      .04    12.41    32.68

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)...   1,117      943   1,095    1,061      745      338
  Ratios to average net assets (%)(c):
   Operating expenses........................    1.73     1.61    1.56     1.35     1.42     1.74
   Net investment income.....................     .29      .30     .53      .80      .90      .77

  Portfolio turnover rate (%)................  112.82   119.47   99.20   137.94   149.63   139.33

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity Income Fund--Class S Shares

                                                    Fiscal
                                                  Year Ended
                                                 October 31,                  Year Ended December 31,
                                              -----------------            ----------------------------
                                                2002     2001      2000*     1999      1998      1997
                                              -------  --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period......... $ 31.38  $  36.68  $  36.92  $  41.26  $  41.08  $  40.22
                                              -------  --------  --------  --------  --------  --------
Income From Operations
  Net investment income(a)...................     .16       .20       .23       .41       .55       .69
  Net realized and unrealized gain (loss)....   (5.33)    (5.31)     (.03)     (.44)     4.49     12.11
                                              -------  --------  --------  --------  --------  --------
   Total income from operations..............   (5.17)    (5.11)      .20      (.03)     5.04     12.80
                                              -------  --------  --------  --------  --------  --------
Distributions
  From net investment income.................    (.16)     (.19)     (.23)     (.42)     (.53)     (.70)
  From net realized gain.....................      --        --      (.19)    (3.89)    (4.33)   (11.24)
  Tax return of capital......................    (.09)       --      (.02)       --        --        --
                                              -------  --------  --------  --------  --------  --------
   Total distributions.......................    (.25)     (.19)     (.44)    (4.31)    (4.86)   (11.94)
                                              -------  --------  --------  --------  --------  --------
Net Asset Value, End of Period............... $ 25.96  $  31.38  $  36.68  $  36.92  $  41.26  $  41.08
                                              =======  ========  ========  ========  ========  ========
Total Return (%)(b)..........................  (16.55)   (13.97)      .66       .25     12.99     33.59

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)...  77,386   107,381   150,057   186,983   250,491   226,952
  Ratios to average net assets (%)(c):
   Operating expenses........................    1.48      1.37      1.31      1.11      1.01      1.04
   Net investment income.....................     .52       .57       .79      1.03      1.30      1.51

  Portfolio turnover rate (%)................  112.82    119.47     99.20    137.94    149.63    139.33

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity III Fund--Class E Shares

                                                Fiscal
                                              Year Ended
                                              October 31,
                                           ----------------
                                             2002     2001    2000*    1999**
                                           -------  -------  -------  -------
 Net Asset Value, Beginning of Period..... $ 22.38  $ 26.32  $ 26.18  $ 30.27
                                           -------  -------  -------  -------
 Income From Operations
  Net investment income(a)................     .13      .21      .20      .21
  Net realized and unrealized gain (loss).   (3.71)   (3.96)     .15    (2.12)
                                           -------  -------  -------  -------
    Total income from operations..........   (3.58)   (3.75)     .35    (1.91)
                                           -------  -------  -------  -------
 Distributions
  From net investment income..............    (.19)    (.19)    (.21)    (.25)
  From net realized gain..................      --       --       --    (1.93)
                                           -------  -------  -------  -------
    Total distributions...................    (.19)    (.19)    (.21)   (2.18)
                                           -------  -------  -------  -------
 Net Asset Value, End of Period........... $ 18.61  $ 22.38  $ 26.32  $ 26.18
                                           =======  =======  =======  =======
 Total Return (%)(b)......................  (16.11)  (14.30)    1.40    (6.13)

 Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)   1,860    3,971    6,327    7,927
  Ratios to average net assets (%)(c):
    Operating expenses....................    1.37     1.18     1.17     1.03
    Net investment income.................     .60      .83      .97     1.25

  Portfolio turnover rate (%).............  109.87   118.26   108.39   146.28

  *  For the ten months ended October 31, 2000.
  ** For the period May 14, 1999 (commencement of sale) to December 31, 1999.
 (a) Average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

Equity III Fund--Class I Shares

                                                   Fiscal
                                                 Year Ended
                                                 October 31,                 Year Ended December 31,
                                              ----------------            ----------------------------
                                                2002     2001     2000*     1999      1998      1997
                                              -------  -------  --------  --------  --------  --------
Net Asset Value, Beginning of Period......... $ 22.38  $ 26.33  $  26.18  $  29.12  $  29.80  $  29.68
                                              -------  -------  --------  --------  --------  --------
Income From Operations
  Net investment income(a)...................     .19      .27       .25       .40       .47       .60
  Net realized and unrealized gain (loss)....   (3.72)   (3.96)      .15      (.41)     2.75      8.69
                                              -------  -------  --------  --------  --------  --------
   Total income from operations..............   (3.53)   (3.69)      .40      (.01)     3.22      9.29
                                              -------  -------  --------  --------  --------  --------
Distributions
  From net investment income.................    (.25)    (.26)     (.25)     (.40)     (.47)     (.61)
  From net realized gain.....................      --       --        --     (2.53)    (3.43)    (8.56)
                                              -------  -------  --------  --------  --------  --------
   Total distributions.......................    (.25)    (.26)     (.25)    (2.93)    (3.90)    (9.17)
                                              -------  -------  --------  --------  --------  --------
Net Asset Value, End of Period............... $ 18.60  $ 22.38  $  26.33  $  26.18  $  29.12  $  29.80
                                              =======  =======  ========  ========  ========  ========
Total Return (%)(b)..........................  (15.90)  (14.09)     1.59       .25     11.53     33.13

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)...  47,683   75,578   129,405   168,361   210,491   242,112
  Ratios to average net assets (%)(c):
   Operating expenses........................    1.12      .93       .92       .79       .74       .78
   Net investment income.....................     .87     1.08      1.22      1.39      1.54      1.77

  Portfolio turnover rate (%)................  109.87   118.26    108.39    146.28    135.53    128.86

  *  For the ten months ended October 31, 2000.
 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
 (b) Periods less than one year are not annualized.
 (c) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

   The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

                               Select Value Fund

   Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

   MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston,
      MA 02116-3741.

   Systematic Financial Management, L.P., 300 W. Frank Burr Boulevard,
      Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.

                              Equity Income Fund

   Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

   Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200,
      Wilmington, DE 19801.

   DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando,
      FL 32801.

   Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.

                                Equity III Fund

   Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

   Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200,
      Wilmington, DE 19801.

   DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando,
      FL 32801.

   Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.


   It is expected that assets under management in the Equity III and Equity Income Funds will decline during the third quarter of 2003. As a result, it is anticipated that DePrince, Race & Zollo, Inc., Iridian Asset Management LLC and Brandywine Asset Management, LLC will be terminated as money managers of these funds during the third quarter of 2003. The Equity III and Equity Income Funds will then employ a single money manager, Barclays Global Fund Advisors, by the end of that quarter in anticipation of the proposed reorganization described elsewhere in this Prospectus.


   When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
    Frank Russell Investment Company
    909 A Street
    Tacoma, WA 98402
    Telephone: 1-800-787-7354
    Fax: 253-591-3495
    www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
  Select Value Fund
  Equity Income Fund
  Equity III Fund


                                   Distributor: Russell Fund Distributors, Inc.
                       Frank Russell Investment Company's SEC File No. 811-3153
                                                 [LOGO OF FRANK RUSSELL COMPANY]

                                    [GRAPHIC]




                                                                      EXHIBIT C

                                               FRANK RUSSELL INVESTMENT COMPANY

2002 Annual Report

EQUITY INCOME FUND--CLASS C, E AND S SHARES
EQUITY III FUND--CLASS E AND I SHARES
SELECT VALUE FUND--CLASS C, E, I AND S SHARES

OCTOBER 31, 2002

                                                 [LOGO OF FRANK RUSSELL COMPANY]

Frank Russell Investment Company

Frank Russell Investment Company is a "series mutual fund" with 31 different investment portfolios. These financial statements report on three Funds, each of which has distinct investment objectives and strategies.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

Frank Russell Company

Consultant to Frank Russell Investment Management Company.

                       Frank Russell Investment Company

                                 Annual Report

                               October 31, 2002

                               Table of Contents

                                                             Page
              Letter to Our Clients.........................   3
              Equity Income Fund............................   6
              Equity III Fund...............................  14
              Select Value Fund.............................  22
              Statement of Assets and Liabilities...........  27
              Statement of Operations.......................  28
              Statement of Changes in Net Assets............  29
              Financial Highlights..........................  30
              Notes to Statement of Net Assets..............  32
              Notes to Financial Statements.................  33
              Report of Independent Accountants.............  43
              Disclosure of Information about Fund Directors  44
              Matter Submitted to a Vote of Shareholders....  47
              Manager, Money Managers and Service Providers.  50

Frank Russell Investment Company
Copyright (C) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% off average managed assets will reduce a 10.0% Semiannual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non- US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

To Our Clients

As we present Frank Russell Investment Company's 2002 Annual Report, we would like to thank you for choosing to put your confidence in Russell's MULTI ASSET, MULTI STYLE, MULTI MANAGER(TM) investment solution.

This annual report is being delivered against the backdrop of continued, uncertain markets. As the third year of a bear market passes we would like to take a moment to reflect on our investment process and how it has performed in this volatile environment.

Overall, Russell's focus on diversity and risk management has been accomplished through the use of multiple asset classes, where applicable, and multiple style differentiated money managers. This process ensures that investors are participating in a broad range of asset classes and investment styles. For example, certain segments of the equity market were strong performers, such as value relative to growth and international relative to domestic. As Russell investors, your broad asset allocation was supported by money manager diversification.

As we move into 2003, we remain committed to our strategically diversified investment philosophy based on world class independent manager research. As global leaders in multi-manager investing, we continue to have a worldwide network of manager research analysts conducting ongoing reviews of the managers in your portfolios, ensuring the most appropriate managers and strategies are employed.

You have put your financial security in our hands and we take that responsibility very seriously. Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2003 and will continue to earn your support.

Warm Regards,

[LOGO]

Len Brennan

President and Chief Financial Officer

Equity Income Fund

Portfolio Management Discussion -- October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------


Objective: To achieve a high level of current income while maintaining the potential for capital appreciation.

Invests in: Primarily income-producing US equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve a high level of current income and the potential for capital appreciation with moderate risk. The Fund employed the investment management services of four managers with four separate approaches to value-oriented investment.

                                     [CHART]

                 Equity Income - Class S         Russell 1000/R/ Value **
Inception*              $10,000                         $10,000
1993                    $11,910                         $12,516
1994                    $12,418                         $12,612
1995                    $15,204                         $15,725
1996                    $18,531                         $19,457
1997                    $24,840                         $25,915
1998                    $27,766                         $29,756
1999                    $29,998                         $34,674
2000                    $30,017                         $36,587
2001                    $25,824                         $32,247
2002                    $21,550                         $29,015



Equity Income Fund - Class S
Periods Ended Growth of   Total
  10/31/02     $10,000    Return
------------- --------- ------
  1 Year      $  8,345  (16.55)%
  5 Years     $  8,675   (2.80)%(S)
  10 Years    $ 21,550    7.98%(S)


Equity Income Fund - Class E +
Periods Ended Growth of   Total
  10/31/02     $10,000    Return
------------- --------- ------
  1 Year      $  8,327  (16.74)%
  5 Years     $  8,542   (3.10)%(S)
  10 Years    $ 21,071    7.73%(S)

Equity Income Fund - Class C ++
Periods Ended Growth of   Total
  10/31/02     $10,000    Return
------------- --------- ------
  1 Year      $  8,269  (17.31)%
  5 Years     $  8,315   (3.62)%(S)
  10 Years    $ 20,510    7.44%(S)


Russell 1000(R) Value Index
Periods Ended Growth of   Total
  10/31/02     $10,000    Return
------------- --------- ------
  1 Year      $  8,998  (10.02)%
  5 Years     $ 11,197    2.29%(S)
  10 Years    $ 29,015   11.24%(S)

Performance Review
For the year ended October 31, 2002, the Equity Income Fund Class S, Class E and Class C shares lost 16.55%, 16.74% and 17.31%, respectively, underperforming the Fund's benchmark, the Russell 1000(R) Value Index, which lost 10.02%.

Market and Portfolio Highlights
Broad US equity markets experienced a short rally in November and December of 2001, but by the end of the first calendar quarter of 2002, and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth. The Fund's investment approach was not fully rewarded since it tended to favor companies with strong growth potential.

Equity Income Fund

Portfolio Management Discussion, continued -- October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------


The Fund's emphasis on earnings variability, underweighting of defensive stocks, a fully invested position, and avoidance of an overweight position in midcap value stocks dampened returns during this period. Both sector allocation and stock selection were below-average, with stock selection the primary detractor of Fund performance. The Fund's managers underperformed in ten out of twelve sectors during the period.

Value stocks held firmer than growth issues for most of the fiscal period, but in the last four months, growth stocks staged a return. Barclays Global Investors de-emphasized earnings revisions in their stock selection model, and as a result, performed well in a market that rewarded valuation and earnings quality. However, they were the only positive influence on Fund performance relative to the benchmark. Iridian had disappointing below-average stock selection as it overweighted many companies (Tyco, EDS, Aon Corp., El Paso Corp., Tenet Healthcare, Cigna, Sears, etc.) whose management and accounting practices were questioned. Iridian lagged the benchmark by over 9% during the fiscal period. Westpeak also underperformed relative to the benchmark by over 5% due to unrewarded stock selection, and was terminated when the chief investment strategist announced an immediate retirement. Brandywine and DePrince replaced Westpeak in June and started slowly in a difficult current market environment, underperforming the benchmark by 5% and 3%, respectively, during this period.

Top Ten Equity Holdings                  October 31,
(as a percent of Total Investments)         2002
----------------------------------------------------
Citigroup, Inc.                              3.2%
Bank of America Corp.                        2.3
Exxon Mobil Corp.                            2.0
SBC Communications, Inc.                     1.8
ChevronTexaco Corp.                          1.7
Verizon Communications, Inc.                 1.6
St. Paul Cos.                                1.5
Wells Fargo & Co.                            1.3
Honeywell International, Inc.                1.2
International Business Machines Corp.        1.2

                                         October 31,
Portfolio Characteristics                   2002
----------------------------------------------------
Current P/E Ratio                             16.6x
Portfolio Price/Book Ratio                    1.96x
Market Capitalization-$-Weighted Average  42.83 Bil
Number of Holdings                              439

Money Managers                                 Style
----------------------------------------------------
Barclays Global Fund Advisors                  Value
Brandywine Asset Management, LLC               Value
DePrince, Race & Zollo, Inc.                   Value
Iridian Asset Management, LLC                  Value

*   Equity Income Fund Class S assumes initial investment on November 1, 1992.

** Russell 1000(R) Value Index includes stocks from the Russell 1000(R) Index with a less than average growth orientation. The Index represents the universe of stocks from which most price-driven managers typically select. The Russell 1000(R) Value Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

+ Equity Income Fund Class S performance has been linked with Class E to provide historical perspective. For the period November 4, 1996 (commencement of sale) to May 15, 1998, Class E paid shareholder service and Rule 12b-1 distribution fees. From May 16, 1998 through the current period, Class E paid only shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

++ Equity Income Fund Class S and Class E performance has been linked with Class C to provide historical perspective. From January 27, 1999 (commencement of sale) through the current period, Class C paid shareholder service and Rule 12b-1 distribution fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S) Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Equity Income Fund

Statement of Net Assets -- October 31, 2002


                                                 Market
                                          Number Value
                                            of   (000)
                                          Shares   $
---------------------------------------------------------------------------------
Common Stocks - 96.8%
Auto and Transportation - 1.9%
American Axle & Manufacturing
 Holdings, Inc. (AE)                       1,597     38
AMR Corp. (AE)                               271      1
ArvinMeritor, Inc.                         1,981     30
Burlington Northern Santa Fe Corp.        17,451    449
Cooper Tire & Rubber Co.                   4,024     52
CSX Corp.                                    110      3
Delphi Corp.                               5,605     39
FedEx Corp.                                2,811    150
Ford Motor Co.                            34,241    290
General Motors Corp.                         543     18
JetBlue Airways Corp. (AE)                    80      3
Lear Corp. (AE)                              456     17
Paccar, Inc.                                 480     21
Skywest, Inc.                                980     15
Southwest Airlines Co.                     2,723     40
TRW, Inc.                                  4,964    265
Union Pacific Corp.                        2,071    122
                                                 ------
                                                  1,553
                                                 ------
Consumer Discretionary - 12.0%
AOL Time Warner, Inc. (AE)                23,979    354
Banta Corp.                                  734     23
BearingPoint, Inc. (AE)                   12,900    101
BJ's Wholesale Club, Inc. (AE)             7,800    158
Black & Decker Corp.                         330     15
Blyth, Inc.                                1,722     49
Career Education Corp. (AE)                  480     19
Carnival Corp.                            14,900    389
CEC Entertainment, Inc. (AE)                 260      7
Cendant Corp. (AE)                        44,600    513
Clear Channel Communications, Inc. (AE)      470     17
Clorox Co.                                11,190    503
Colgate-Palmolive Co.                        143      8
Darden Restaurants, Inc.                   2,525     48
DoubleClick, Inc. (AE)                     1,640     11
Dow Jones & Co., Inc.                      6,200    218
Eastman Kodak Co.                          3,200    105
EchoStar Communications Corp.
 Class A (AE)                                640     13
Expedia, Inc. Class A (AE)                    91      6
Family Dollar Stores                         483     15
Federated Department Stores (AE)           2,865     88
Fortune Brands, Inc.                       1,752     88
Gannett Co., Inc.                            651     49
Gemstar-TV Guide International, Inc. (AE)    892      3
Gillette Co. (The)                         3,306     99
GTECH Holdings Corp. (AE)                  1,204     31
Harrah's Entertainment, Inc. (AE)          1,760     74
Hearst-Argyle Television, Inc. (AE)          260      6
Home Depot, Inc.                          27,409    792
Interpublic Group Cos., Inc.              19,520    234
JC Penney Co., Inc. Holding Co.           11,300    215
Jones Apparel Group, Inc. (AE)             2,738     95

Equity Income Fund

Statement of Net Assets, continued -- October 31, 2002

                                            Market
                                     Number Value
                                       of   (000)
                                     Shares   $
-------------------------------------------------------------------------------
Kimberly-Clark Corp.                 13,680    705
Knight-Ridder, Inc.                   1,412     85
Ltd Brands                           16,568    260
Mattel, Inc.                          3,985     73
May Department Stores Co. (The)      14,275    333
McDonald's Corp.                      5,359     97
Media General, Inc. Class A             190     10
Nordstrom, Inc.                       6,000    120
Park Place Entertainment Corp. (AE)   1,182      9
Petsmart, Inc. (AE)                     910     17
Pittston Brink's Group                  493     10
Pixar, Inc. (AE)                      1,600     82
Procter & Gamble Co.                  7,325    648
RadioShack Corp. (AE)                 3,207     67
Saks, Inc. (AE)                         600      7
Sears Roebuck and Co.                14,600    383
Service Corp. International (AE)     26,800     84
ServiceMaster Co. (The)               6,935     71
Staples, Inc. (AE)                    1,159     18
Starwood Hotels & Resorts Worldwide,
 Inc.                                 1,794     42
Talbots, Inc.                           790     22
Tech Data Corp. (AE)                    890     28
Ticketmaster Class B (AE)               371      9
TJX Cos., Inc.                        6,900    142
USA Interactive (AE)                 11,750    297
VF Corp.                              2,598     96
Viacom, Inc. Class B (AE)             8,885    396
Wallace Computer Services, Inc.       1,167     21
Walt Disney Co.                      29,127    486
Washington Post Class B                  70     51
Waste Management, Inc.               28,728    661
Westwood One, Inc. (AE)                 273     10
Williams-Sonoma, Inc. (AE)              120      3
Yum! Brands, Inc. (AE)                1,922     43
                                            ------
                                             9,732
                                            ------
Consumer Staples - 3.5%
Albertson's, Inc.                       957     21
Anheuser-Busch Cos., Inc.             2,585    136
Campbell Soup Co.                     4,500     95
Conagra Foods, Inc.                  17,694    429
Dial Corp. (The)                      1,776     38
Dole Food Co.                           352     10
General Mills, Inc.                   4,200    174
Hershey Foods Corp.                     250     16
HJ Heinz Co.                          7,900    254
Hormel Foods Corp.                    2,795     68
Kraft Foods, Inc. Class A             6,100    241
Kroger Co. (AE)                       5,254     78
Monsanto Co.                         14,342    237
Pepsi Bottling Group, Inc.              570     15
PepsiAmericas, Inc.                   3,665     56
PepsiCo, Inc.                         3,361    148
Philip Morris Cos., Inc.             10,441    425
RJ Reynolds Tobacco Holdings, Inc.    2,108     85

Equity Income Fund

Statement of Net Assets, continued -- October 31, 2002


                                             Market
                                      Number Value
                                        of   (000)
                                      Shares   $
-------------------------------------------------------------------------------
Ruddick Corp.                            406      6
Safeway, Inc. (AE)                       510     12
Sara Lee Corp.                         8,500    194
Smithfield Foods, Inc. (AE)              402      6
Supervalu, Inc.                        5,903     99
Tyson Foods, Inc. Class A                270      3
                                             ------
                                              2,846
                                             ------
Financial Services - 31.7%
ACE, Ltd.                                430     13
Aflac, Inc.                            9,083    276
AG Edwards, Inc.                       1,135     37
Allmerica Financial Corp.              1,651     14
Allstate Corp. (The)                   9,607    382
AMBAC Financial Group, Inc.               66      4
American Express Co.                   3,504    127
American Financial Group, Inc.           825     19
American International Group          11,758    735
AmSouth Bancorp                        3,765     74
Annaly Mortgage Management, Inc.       3,571     63
AON Corp.                              2,073     38
Apartment Investment & Management Co.
 Class A (o)                           1,781     63
Arden Realty, Inc. (o)                   120      3
Associated Banc-Corp                     335     11
Astoria Financial Corp.                  240      6
Bank of America Corp.                 27,197  1,897
Bank of New York Co., Inc. (The)       9,247    240
Bank One Corp.                        13,777    531
BB&T Corp.                             3,651    132
Berkshire Hathaway, Inc. Class B (AE)    210    517
CarrAmerica Realty Corp. (o)           3,105     74
Charter One Financial, Inc.            2,539     77
Chubb Corp.                            7,669    433
Cigna Corp.                            2,022     73
Citigroup, Inc.                       69,782  2,577
CNA Financial Corp. (AE)                 805     21
Colonial BancGroup, Inc. (The)           392      5
Comerica, Inc.                         5,982    261
Commerce Bancshares, Inc.                 70      3
Compass Bancshares, Inc.                 744     24
Crescent Real Estate Equities Co. (o)    845     12
Deluxe Corp.                           3,185    147
Duke Realty Corp. (o)                  4,721    115
Equifax, Inc.                            131      3
Equity Office Properties Trust (o)     5,049    122
Equity Residential (o)                   400      9
Fannie Mae                             5,131    343
Federated Investors, Inc. Class B      2,266     61
Fidelity National Financial, Inc.      1,312     40
First Data Corp.                      11,000    384
FirstMerit Corp.                         141      3
FleetBoston Financial Corp.           35,171    823
Franklin Resources, Inc.              10,500    346
Freddie Mac                           11,959    736
Fulton Financial Corp.                   895     16

Equity Income Fund

Statement of Net Assets, continued -- October 31, 2002


                                                 Market
                                          Number Value
                                            of   (000)
                                          Shares   $
-------------------------------------------------------------------------------
Golden State Bancorp, Inc.                 6,675    246
Golden West Financial Corp.                  884     61
Goldman Sachs Group, Inc.                  7,758    555
Greenpoint Financial Corp.                 1,288     56
H&R Block, Inc.                              780     35
Hartford Financial Services Group, Inc.    9,685    383
Hibernia Corp. Class A                     1,831     36
Highwoods Properties, Inc. (o)               873     17
Household International, Inc.             25,385    603
iStar Financial, Inc. (o)                  1,021     29
Jefferson-Pilot Corp.                      1,882     76
John Hancock Financial Services, Inc.      1,150     34
JP Morgan Chase & Co.                     29,573    614
Keycorp                                    5,468    134
Lehman Brothers Holdings, Inc.             8,713    464
Lincoln National Corp.                     3,074     94
Loews Corp.                                2,635    114
Marsh & McLennan Cos., Inc.               19,300    902
MBIA, Inc.                                   965     42
MBNA Corp.                                31,050    631
Mellon Financial Corp.                    21,200    600
Merrill Lynch & Co., Inc.                 22,042    836
Metlife, Inc.                              1,778     42
Moody's Corp.                                 71      3
Morgan Stanley                            18,129    706
National City Corp.                        4,266    116
National Commerce Financial Corp.            664     16
Nationwide Financial Services                181      5
Old National Bancorp                         149      4
Old Republic International Corp.           2,688     80
Platinum Underwriters Holdings, Ltd. (AE)  6,500    163
PMI Group, Inc. (The)                        412     12
PNC Financial Services Group, Inc.        10,443    425
Popular, Inc.                                332     11
Principal Financial Group                    470     13
Protective Life Corp.                        473     14
Providian Financial Corp.                    895      4
Prudential Financial, Inc. (AE)            2,312     68
Regions Financial Corp.                    1,630     55
Ryder System, Inc.                           120      3
Simon Property Group, Inc. (o)             3,562    122
SLM Corp.                                  6,500    668
SouthTrust Corp.                           3,692     95
St Paul Cos.                              35,956  1,179
State Street Corp.                           110      5
Sungard Data Systems, Inc. (AE)            1,631     36
SunTrust Banks, Inc.                         958     58
TCF Financial Corp.                          260     11
Torchmark Corp.                              593     21
Travelers Property Casualty Corp.
 Class A (AE)                                297      4
Travelers Property Casualty Corp.
 Class B (AE)                             13,559    183
Trizec Properties, Inc. (o)                  723      7
Union Planters Corp.                       1,788     51
UnumProvident Corp.                        5,855    120

Equity Income Fund

Statement of Net Assets, continued -- October 31, 2002


                                                 Market
                                          Number Value
                                            of   (000)
                                          Shares   $
------------------------------------------------------------------------------------
US Bancorp                                24,814    523
Wachovia Corp.                            22,785    793
Washington Federal, Inc.                      90      2
Washington Mutual, Inc.                   14,032    502
Wells Fargo & Co.                         21,186  1,069
WR Berkley Corp.                           2,000     74
XL Capital, Ltd. Class A                     102      8
Zions Bancorp                                 80      3
                                                 ------
                                                 25,726
                                                 ------
Health Care - 6.5%
Bausch & Lomb, Inc.                        3,500    109
Baxter International, Inc.                 7,500    188
Becton Dickinson & Co.                     1,941     57
Boston Scientific Corp. (AE)              23,225    874
Bristol-Myers Squibb Co.                  12,511    308
Chiron Corp. (AE)                            420     17
CR Bard, Inc.                                694     39
CuraGen Corp. (AE)                           644      2
DaVita, Inc. (AE)                            452     11
Forest Laboratories, Inc. (AE)               210     21
Genentech, Inc. (AE)                         331     11
Guidant Corp. (AE)                        25,421    752
HCA, Inc.                                  7,700    335
ICOS Corp. (AE)                              432     11
Laboratory Corp. of America Holdings (AE)    150      4
Medimmune, Inc. (AE)                         589     15
Merck & Co., Inc.                          6,390    347
Mid Atlantic Medical Services (AE)           180      7
Mylan Laboratories                           815     26
Novartis AG - ADR                          8,700    330
Oxford Health Plans (AE)                   2,161     77
Pfizer, Inc.                              14,941    475
Pharmacia Corp.                            1,204     52
Renal Care Group, Inc. (AE)                   80      3
Schering-Plough Corp.                     15,853    338
Steris Corp. (AE)                          1,052     28
Tenet Healthcare Corp. (AE)               14,700    423
Varian Medical Systems, Inc. (AE)             70      3
Watson Pharmaceuticals, Inc. (AE)          2,451     67
Wyeth                                     11,220    376
                                                 ------
                                                  5,306
                                                 ------
Integrated Oils - 6.0%
Amerada Hess Corp.                         2,014    103
BP PLC - ADR                              10,400    400
ChevronTexaco Corp.                       20,766  1,403
ConocoPhillips                            20,056    973
Exxon Mobil Corp.                         47,946  1,613
Marathon Oil Corp.                         8,892    186
Occidental Petroleum Corp.                 7,821    223
Unocal Corp.                                 240      7
                                                 ------
                                                  4,908
                                                 ------

Equity Income Fund

Statement of Net Assets, continued -- October 31, 2002


                                              Market
                                       Number Value
                                         of   (000)
                                       Shares   $
--------------------------------------------------------------------------------
Materials and Processing - 8.6%
Air Products & Chemicals, Inc.          2,404    106
Alcoa, Inc.                             9,893    218
Allegheny Technologies, Inc.              400      3
Archer-Daniels-Midland Co.              6,692     91
Ball Corp.                              1,653     80
Biogen, Inc. (AE)                      22,700    833
Boise Cascade Corp.                     9,100    216
Bowater, Inc.                           6,800    230
Cabot Corp.                             6,200    147
Carpenter Technology                      272      3
Catellus Development Corp. (AE)         3,120     56
Dow Chemical Co. (The)                 24,016    624
Du Pont EI de Nemours & Co.            12,579    519
Eastman Chemical Co.                      150      5
Engelhard Corp.                         6,842    152
Genzyme Corp.-Generall Division (AE)   13,700    382
Georgia-Pacific Corp.                  18,759    229
Harsco Corp.                              121      3
Imperial Chemical Industries PLC - ADR 14,100    219
International Paper Co.                22,180    775
Kaydon Corp.                              800     16
Lafarge North America, Inc.             1,818     54
Lubrizol Corp.                          1,194     35
Lyondell Chemical Co.                   4,400     55
MeadWestvaco Corp.                     10,124    212
Newmont Mining Corp.                      150      4
Pactiv Corp. (AE)                       8,093    161
PPG Industries, Inc.                    1,058     50
Praxair, Inc.                           3,834    209
Precision Castparts Corp.               3,352     65
Rayonier, Inc.                            162      7
Rohm & Haas Co.                         7,700    256
Schulman (A.), Inc.                     2,101     37
Sherwin-Williams Co. (The)              5,542    152
Sigma-Aldrich Corp.                       190      9
Smurfit-Stone Container Corp. (AE)      1,057     14
Sonoco Products Co.                     1,852     44
United States Steel Corp.               2,944     38
Vulcan Materials Co.                    1,076     36
Weyerhaeuser Co.                       12,984    588
York International Corp.                2,192     52
                                              ------
                                               6,985
                                              ------
Miscellaneous - 0.6%
Carlisle Cos., Inc.                     1,140     42
Crane Co.                                 586     11
Eaton Corp.                             1,338     92
General Electric Co.                      815     21
ITT Industries, Inc.                    2,287    149
Lancaster Colony Corp.                    171      8
St. Joe Co. (The)                       3,129     91
Textron, Inc.                           2,106     86
                                              ------
                                                 500
                                              ------

Equity Income Fund

Statement of Net Assets, continued -- October 31, 2002


                                          Market
                                   Number Value
                                     of   (000)
                                   Shares   $
-------------------------------------------------------------------------------
Other Energy - 2.3%
Anadarko Petroleum Corp.           10,330    460
Apache Corp.                          841     45
Aquila, Inc.                        1,328      5
Baker Hughes, Inc.                    341     10
Calpine Corp. (AE)                 14,300     29
EL Paso Corp.                      26,393    205
Halliburton Co.                     1,599     26
Kerr-McGee Corp.                    6,453    281
McDermott International, Inc. (AE)    614      2
Noble Corp. (AE)                      210      7
Pioneer Natural Resources Co. (AE)    620     15
PNM Resources, Inc.                 1,240     27
Schlumberger, Ltd.                 10,480    420
Sunoco, Inc.                          626     19
Tidewater, Inc.                     6,873    194
Transocean, Inc.                      150      3
Williams Cos., Inc.                44,148     83
XTO Energy, Inc.                      561     13
                                          ------
                                           1,844
                                          ------
Producer Durables - 8.6%
3M Co.                              2,003    254
Allied Waste Industries, Inc. (AE)  2,726     22
American Power Conversion (AE)      1,804     23
Ametek, Inc.                          100      4
Andrew Corp. (AE)                   3,230     28
Boeing Co. (The)                    8,437    251
Caterpillar, Inc.                     893     36
Clayton Homes, Inc.                20,800    235
Cooper Industries, Ltd. Class A     6,940    219
Cummins, Inc.                       5,400    129
Deere & Co.                        11,030    512
Emerson Electric Co.                5,960    287
General Dynamics Corp.              6,200    491
Goodrich Corp.                      5,210     79
Honeywell International, Inc.      41,797  1,001
Hubbell, Inc. Class B               1,040     35
Ingersoll-Rand Co. Class A          5,400    211
Lockheed Martin Corp.               1,260     73
Molex, Inc. Class A                   310      7
Motorola, Inc.                     28,700    263
Northrop Grumman Corp.              6,300    650
Pall Corp.                         17,100    297
Pentair, Inc.                          72      2
PerkinElmer, Inc.                  19,800    138
Pitney Bowes, Inc.                    848     28
Raytheon Co.                       17,056    503
Rockwell Collins, Inc.             13,230    298
Stewart & Stevenson Services          352      4
Tektronix, Inc. (AE)                  180      3
Tyco International, Ltd.           35,200    509
United Technologies Corp.           3,968    245
WW Grainger, Inc.                   2,812    136
                                          ------
                                           6,973
                                          ------

Equity Income Fund

Statement of Net Assets, continued -- October 31, 2002


                                               Market
                                        Number Value
                                          of   (000)
                                        Shares   $
-------------------------------------------------------------------------------
Technology - 5.1%
3Com Corp. (AE)                         12,800     54
Acxiom Corp. (AE)                          840     11
Adtran, Inc. (AE)                        2,085     53
Agere Systems, Inc. Class A (AE)        67,700     59
Agilent Technologies, Inc. (AE)          6,800     94
Altera Corp. (AE)                          640      8
Avnet, Inc.                              4,475     42
Avocent Corp. (AE)                         650     13
BMC Software, Inc. (AE)                  8,441    135
Cisco Systems, Inc. (AE)                 8,400     94
CommScope, Inc. (AE)                     1,539     12
Computer Associates International, Inc. 15,857    236
Computer Sciences Corp. (AE)            15,823    511
Compuware Corp. (AE)                     4,059     20
Diebold, Inc.                            4,900    175
Electronics for Imaging (AE)             7,700    140
EMC Corp. (AE)                          13,436     69
Harris Corp.                             3,080     81
Hewlett-Packard Co.                     30,800    487
Hughes Electronics Corp. Class H (AE)   11,530    114
Ingram Micro, Inc. Class A (AE)          4,891     70
Intel Corp.                              2,300     40
International Business Machines Corp.   12,446    982
Intuit, Inc. (AE)                          530     28
Jabil Circuit, Inc. (AE)                 3,601     56
JD Edwards & Co. (AE)                      540      6
Koninklijke Philips Electronics NV      11,900    211
Maxim Integrated Products                  240      8
Oracle Corp. (AE)                        2,333     24
PanAmSat Corp. (AE)                      1,150     22
Peoplesoft, Inc. (AE)                      590     11
Plexus Corp. (AE)                          480      5
Scientific-Atlanta, Inc.                 2,615     32
Solectron Corp. (AE)                     9,860     22
Storage Technology Corp. (AE)            2,951     52
Sun MicroSystems, Inc. (AE)              2,002      6
Symbol Technologies, Inc.                  490      4
Texas Instruments, Inc.                  3,156     50
TIBCO Software, Inc. (AE)               11,700     58
Vishay Intertechnology, Inc. (AE)          430      4
Xilinx, Inc. (AE)                          360      7
                                               ------
                                                4,106
                                               ------
Utilities - 10.0%
Allegheny Energy, Inc.                  14,021     80
Alliant Energy Corp.                     2,431     39
Alltel Corp.                             9,900    492
Ameren Corp.                               130      5
American Electric Power Co., Inc.        8,900    228
AT&T Corp.                              61,664    804
AT&T Wireless Services, Inc. (AE)        6,295     43
BellSouth Corp.                         24,129    631
Centerpoint Energy, Inc.                 3,420     24
Cinergy Corp.                              260      8
Comcast Corp. Class A (AE)               5,905    136

Equity Income Fund

Statement of Net Assets, continued -- October 31, 2002


                                             Market
                                      Number Value
                                        of   (000)
                                      Shares   $
-------------------------------------------------------------------------------
Consolidated Edison, Inc.                232     10
COX Communications, Inc. Class A (AE)  2,782     76
Dominion Resources, Inc.               6,083    292
DTE Energy Co.                         1,042     47
Duke Energy Corp.                      4,662     96
Edison International (AE)             26,082    262
Energy East Corp.                      2,500     53
Entergy Corp.                          1,960     86
Exelon Corp.                           2,934    148
FirstEnergy Corp.                      4,812    156
FPL Group, Inc.                        2,281    135
KeySpan Corp.                          1,690     62
Liberty Media Corp. Class A (AE)      46,766    387
Mirant Corp. (AE)                      4,350      9
Nicor, Inc.                              220      7
NiSource, Inc.                           910     15
NSTAR                                  1,621     68
Pepco Holdings, Inc.                   4,354     90
PG&E Corp. (AE)                       22,247    241
Pinnacle West Capital Corp.            4,370    125
PPL Corp.                                505     17
Progress Energy, Inc.                    411     17
Public Service Enterprise Group, Inc.  2,950     85
Quintiles Transnational Corp. (AE)       362      4
Qwest Communications International     1,466      5
Reliant Resources, Inc. (AE)           2,051      4
SBC Communications, Inc.              58,329  1,496
Sempra Energy                          4,341     96
Southern Co. (The)                     1,560     46
Sprint Corp. - FON Group              11,429    142
TXU Corp.                              3,170     45
US Cellular Corp. (AE)                    91      3
Verizon Communications, Inc.          34,141  1,288
Westar Energy, Inc.                    1,318     14
Xcel Energy, Inc.                      2,924     30
                                             ------
                                              8,147
                                             ------
Total Common Stocks
(cost $87,744)                               78,626
                                             ------

Equity Income Fund

                                      Principal     Market
                                       Amount       Value
                                        (000)       (000)
                                          $           $
-------------------------------------------------------------------------------
Short-Term Investments - 3.3%
Frank Russell Investment Company
 Money Market Fund (C)                    2,341          2,341
United States Treasury Bill (c)(y)(S)
 1.640% due 12/19/02                        300            299
                                                --------------
Total Short-Term Investments
(cost $2,640)                                            2,640
                                                --------------
Total Investments - 100.1%
(identified cost $90,384)                               81,266

Other Assets and Liabilities,
Net - (0.1%)                                              (62)
                                                --------------

Net Assets - 100.0%                                     81,204
                                                ==============

                                                  Unrealized
                                      Notional   Appreciation
                                       Amount   (Depreciation)
Futures Contracts                       (000)       (000)
(Number of Contracts)                     $           $
-------------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 12/02 (11)             1,163             29
S&P 500 Index
   expiration date 12/02 (7)              1,550             13
                                                --------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                        42
                                                ==============


See accompanying notes which are an integral part of the financial statements.

Equity III Fund

Portfolio Management Discussion -- October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------


Objective: To achieve a high level of current income while maintaining the potential for capital appreciation.

Invests in: Primarily income-producing US equity securities.

Strategy: The Fund uses a multi-manager strategy intended to achieve a high level of current income and the potential for capital appreciation with moderate risk. The Fund employed the investment management services of four managers with three separate approaches to value-oriented investment.

                                     [CHART]

Dates          Equity III - Class I ++      Russell 1000/R/ Value **
Inception*            $10,000                      $10,000
1993                  $12,062                      $12,516
1994                  $12,690                      $12,612
1995                  $15,678                      $15,725
1996                  $19,051                      $19,457
1997                  $25,369                      $25,915
1998                  $27,954                      $29,756
1999                  $30,327                      $34,674
2000                  $30,589                      $36,587
2001                  $26,280                      $32,247
2002                  $22,101                      $29,015



Equity III Fund - Class I
Periods Ended Growth of   Total
  10/31/02     $10,000    Return
------------- --------- ------
  1 Year      $  8,410  (15.90)%
  5 Years     $  8,712   (2.72)%(S)
  10 Years    $ 22,101    8.25%(S)


Equity III Fund - Class E ++
Periods Ended Growth of   Total
  10/31/02     $10,000    Return
------------- --------- ------
  1 Year      $  8,389  (16.11)%
  5 Years     $  8,640   (2.88)%(S)
  10 Years    $ 21,919    8.16%(S)

Russell 1000(R) Value Index
Periods Ended Growth of   Total
  10/31/02     $10,000    Return
------------- --------- ------
  1 Year      $  8,998  (10.02)%
  5 Years     $ 11,197    2.29%(S)
  10 Years    $ 29,015   11.24%(S)

Performance Review
For the year ended October 31, 2002, the Equity III Fund Class I and Class E shares lost 15.90% and 16.11%, respectively, underperforming the Fund's benchmark, the Russell 1000(R) Value Index, which lost 10.02%.

Market and Portfolio Highlights
Broad US equity markets experienced a short rally in November and December of 2001, but by the end of the first calendar quarter of 2002, and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth. The Fund's investment approach was not fully rewarded since it tended to favor companies with strong growth potential.

Equity III Fund

Portfolio Management Discussion, continued -- October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

The Fund's emphasis on earnings variability, underweighting of defensive stocks, a fully invested position, and avoidance of an overweight position in midcap value stocks dampened returns during this period. Both sector allocation and stock selection were below-average, with stock selection the primary detractor of Fund performance. The Fund's managers underperformed in ten out of twelve sectors during the period.

Value stocks held firmer than growth issues for most of the fiscal period, but in the last four months, growth stocks staged a return. Barclays Global Investors de-emphasized earnings revisions in their stock selection model, and as a result, performed well in a market that rewarded valuation and earnings quality. However, they were the only positive influence on Fund performance relative to the benchmark. Iridian had disappointing below-average stock selection as it overweighted many companies (Tyco, EDS, Aon Corp., El Paso Corp., Tenet Healthcare, Cigna, Sears, etc.) whose management and accounting practices were questioned. Iridian lagged the benchmark by over 9% during the fiscal period. Westpeak also underperformed relative to the benchmark by over 5% due to unrewarded stock selection, and was terminated when the chief investment strategist announced an immediate retirement. Brandywine and DePrince replaced Westpeak in June and started slowly in a difficult current market environment, underperforming the benchmark by 5% and 3%, respectively, during this period.

Top Ten Equity Holdings                   October 31,
(as a percent of Total Investments)          2002
-----------------------------------------------------
Citigroup, Inc.                               3.2%
Bank of America Corp.                         2.3
Exxon Mobil Corp.                             2.1
SBC Communications, Inc.                      1.8
ChevronTexaco Corp.                           1.7
Verizon Communications, Inc.                  1.6
St Paul Cos.                                  1.4
Wells Fargo & Co.                             1.4
International Business Machines Corp.         1.2
Honeywell International, Inc.                 1.2

                                          October 31,
Portfolio Characteristics                    2002
-----------------------------------------------------
Current P/E Ratio                              16.7x
Portfolio Price/Book Ratio                     1.96x
Market Capitalization--$-Weighted Average  43.05 Bil
Number of Holdings                               440

Money Managers                                  Style
-----------------------------------------------------
Barclays Global Fund Advisors                   Value
Brandywine Asset Management, LLC                Value
DePrince, Race & Zollo, Inc.                    Value
Iridian Asset Management, LLC                   Value

*   Equity III Fund Class I assumes initial investment on November 1, 1992.

** Russell 1000 Value Index includes stocks from the Russell 1000 Index with a less than average growth orientation. The Index represents the universe of stocks from which most price-driven managers typically select. The Russell 1000 Value Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

+ Prior to April 1, 1995, Fund performance results are reported gross of investment management fees. For the period following April 1, 1995, Fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the Fund's Advisor upon request.

++ Equity III Fund Class I performance has been linked with Class E to provide historical perspective. From May 14, 1999 (commencement of sale) through the current period, Class E paid shareholder service fees. Total return would have been lower had these fees been in effect during prior reporting periods.

(S) Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Equity III Fund

Statement of Net Assets -- October 31, 2002


                                                 Market
                                          Number Value
                                            of   (000)
                                          Shares   $
---------------------------------------------------------------------------------
Common Stocks - 98.4%
Auto and Transportation - 1.9%
American Axle & Manufacturing
 Holdings, Inc. (AE)                       1,040     25
AMR Corp. (AE)                               190      1
ArvinMeritor, Inc.                         1,291     20
Burlington Northern Santa Fe Corp.        10,470    269
Cooper Tire & Rubber Co.                   2,620     34
CSX Corp.                                    140      4
Delphi Corp.                               3,660     25
FedEx Corp.                                1,830     97
Ford Motor Co.                            21,007    178
General Motors Corp.                         352     12
JetBlue Airways Corp. (AE)                    50      2
Lear Corp. (AE)                              300     11
Paccar, Inc.                                 310     14
Skywest, Inc.                                640     10
Southwest Airlines Co.                     1,770     26
TRW, Inc.                                  2,800    149
Union Pacific Corp.                        1,350     80
                                                 ------
                                                    957
                                                 ------
Consumer Discretionary - 12.1%
AOL Time Warner, Inc. (AE)                14,860    219
Banta Corp.                                  460     14
BearingPoint, Inc. (AE)                    7,300     57
BJ's Wholesale Club, Inc. (AE)             4,370     88
Black & Decker Corp.                         250     12
Blyth, Inc.                                1,120     32
Career Education Corp. (AE)                  350     14
Carnival Corp.                             8,800    230
CEC Entertainment, Inc. (AE)                 170      5
Cendant Corp. (AE)                        26,500    305
Clear Channel Communications, Inc. (AE)      310     11
Clorox Co.                                 7,030    316
Colgate-Palmolive Co.                         90      5
Darden Restaurants, Inc.                   1,725     33
DoubleClick, Inc. (AE)                     1,070      7
Dow Jones & Co., Inc.                      3,800    133
Eastman Kodak Co.                          2,000     66
EchoStar Communications Corp.
 Class A (AE)                                420      9
Expedia, Inc. Class A (AE)                    60      4
Family Dollar Stores                         310     10
Federated Department Stores (AE)           1,868     57
Fortune Brands, Inc.                       1,140     57
Gannett Co., Inc.                            420     32
Gemstar-TV Guide International, Inc. (AE)    580      2
Gillette Co. (The)                         2,150     64
GTECH Holdings Corp. (AE)                    780     20
Harrah's Entertainment, Inc. (AE)          1,150     48
Hearst-Argyle Television, Inc. (AE)          170      4
Home Depot, Inc.                          16,830    486
Interpublic Group Cos., Inc.              11,600    139
JC Penney Co., Inc. Holding Co.            6,900    131
Jones Apparel Group, Inc. (AE)             1,780     62

Equity III Fund

Statement of Net Assets, continued -- October 31, 2002


                                            Market
                                     Number Value
                                       of   (000)
                                     Shares   $
-------------------------------------------------------------------------------
Kimberly-Clark Corp.                  8,480    437
Knight-Ridder, Inc.                     920     55
Ltd Brands                           10,160    159
Mattel, Inc.                          2,600     48
May Department Stores Co. (The)       8,930    209
McDonald's Corp.                      3,490     63
Media General, Inc. Class A              90      5
Nordstrom, Inc.                       3,300     66
Park Place Entertainment Corp. (AE)     770      6
Petsmart, Inc. (AE)                     590     11
Pittston Brink's Group                  320      7
Pixar, Inc. (AE)                        900     46
Procter & Gamble Co.                  4,590    406
RadioShack Corp. (AE)                 2,090     44
Saks, Inc. (AE)                         390      4
Sears Roebuck and Co.                 9,100    239
Service Corp. International (AE)     14,800     47
ServiceMaster Co. (The)               4,510     46
Staples, Inc. (AE)                      760     12
Starwood Hotels & Resorts Worldwide,
 Inc.                                 1,170     27
Talbots, Inc.                           520     14
Tech Data Corp. (AE)                    580     19
Ticketmaster Class B (AE)               260      6
TJX Cos., Inc.                        3,900     80
USA Interactive (AE)                  6,650    168
VF Corp.                              1,690     62
Viacom, Inc. Class B (AE)             5,746    256
Wallace Computer Services, Inc.         660     12
Walt Disney Co.                      17,530    293
Washington Post Class B                  50     36
Waste Management, Inc.               17,500    403
Westwood One, Inc. (AE)                 180      7
Williams-Sonoma, Inc. (AE)               80      2
Yum! Brands, Inc. (AE)                1,250     28
                                            ------
                                             5,995
                                            ------
Consumer Staples - 3.6%
Albertson's, Inc.                       620     14
Anheuser-Busch Cos., Inc.             1,680     89
Campbell Soup Co.                     2,700     57
Conagra Foods, Inc.                  11,250    273
Dial Corp. (The)                      1,160     25
Dole Food Co.                           230      7
General Mills, Inc.                   2,600    107
Hershey Foods Corp.                     160     10
HJ Heinz Co.                          4,800    154
Hormel Foods Corp.                    1,820     44
Kraft Foods, Inc. Class A             3,500    138
Kroger Co. (AE)                       3,420     51
Monsanto Co.                          8,901    147
Pepsi Bottling Group, Inc.              370     10
PepsiAmericas, Inc.                   2,260     35
PepsiCo, Inc.                         2,191     97
Philip Morris Cos., Inc.              6,290    256
RJ Reynolds Tobacco Holdings, Inc.    1,370     56

Equity III Fund

Statement of Net Assets, continued -- October 31, 2002


                                             Market
                                      Number Value
                                        of   (000)
                                      Shares   $
-------------------------------------------------------------------------------
Ruddick Corp.                            140      2
Safeway, Inc. (AE)                       340      8
Sara Lee Corp.                         4,800    110
Smithfield Foods, Inc. (AE)              260      4
Supervalu, Inc.                        3,750     63
Tyson Foods, Inc. Class A                180      2
                                             ------
                                              1,759
                                             ------
Financial Services - 32.4%
ACE, Ltd.                                280      9
Aflac, Inc.                            5,240    160
AG Edwards, Inc.                         680     22
Allmerica Financial Corp.              1,080      9
Allstate Corp. (The)                   6,120    243
AMBAC Financial Group, Inc.               40      2
American Express Co.                   2,280     83
American Financial Group, Inc.           520     12
American International Group           7,411    464
AmSouth Bancorp                        2,450     48
Annaly Mortgage Management, Inc.       2,320     41
AON Corp.                              1,350     25
Apartment Investment & Management Co.
 Class A (o)                           1,160     41
Arden Realty, Inc. (o)                    80      2
Associated Banc-Corp                     221      7
Astoria Financial Corp.                  160      4
Bank of America Corp.                 17,010  1,188
Bank of New York Co., Inc. (The)       5,680    148
Bank One Corp.                         8,340    322
BB&T Corp.                             2,380     86
Berkshire Hathaway, Inc. Class B (AE)    120    295
CarrAmerica Realty Corp. (o)           2,020     48
Charter One Financial, Inc.            1,658     50
Chubb Corp.                            4,850    274
Cigna Corp.                            1,320     48
Citigroup, Inc.                       43,696  1,616
CNA Financial Corp. (AE)                 520     14
Colonial BancGroup, Inc. (The)           270      3
Comerica, Inc.                         3,750    164
Commerce Bancshares, Inc.                 68      3
Compass Bancshares, Inc.                 470     15
Crescent Real Estate Equities Co. (o)    580      9
Deluxe Corp.                           2,070     96
Duke Realty Corp. (o)                  3,070     75
Equifax, Inc.                             90      2
Equity Office Properties Trust (o)     3,292     79
Equity Residential (o)                   260      6
Fannie Mae                             2,880    193
Federated Investors, Inc. Class B      1,480     40
Fidelity National Financial, Inc.        859     26
First Data Corp.                       6,800    238
FirstMerit Corp.                          90      2
FleetBoston Financial Corp.           21,450    502
Franklin Resources, Inc.               6,500    214
Freddie Mac                            7,520    463
Fulton Financial Corp.                   536     10

Equity III Fund

Statement of Net Assets, continued -- October 31, 2002


                                                 Market
                                          Number Value
                                            of   (000)
                                          Shares   $
-------------------------------------------------------------------------------
Golden State Bancorp, Inc.                 3,780    139
Golden West Financial Corp.                  580     40
Goldman Sachs Group, Inc.                  4,430    317
Greenpoint Financial Corp.                   840     37
H&R Block, Inc.                              510     23
Hartford Financial Services Group, Inc.    6,080    240
Hibernia Corp. Class A                     1,190     23
Highwoods Properties, Inc. (o)               570     11
Household International, Inc.             15,590    370
iStar Financial, Inc. (o)                    670     19
Jefferson-Pilot Corp.                      1,225     49
John Hancock Financial Services, Inc.        750     22
JP Morgan Chase & Co.                     18,350    381
Keycorp                                    3,560     87
Lehman Brothers Holdings, Inc.             5,410    288
Lincoln National Corp.                     2,000     61
Loews Corp.                                1,710     74
Marsh & McLennan Cos., Inc.               12,000    561
MBIA, Inc.                                   625     27
MBNA Corp.                                19,300    392
Mellon Financial Corp.                    13,200    373
Merrill Lynch & Co., Inc.                 13,480    512
Metlife, Inc.                              1,160     28
Moody's Corp.                                 46      2
Morgan Stanley                            11,580    451
National City Corp.                        2,800     76
National Commerce Financial Corp.            420     10
Nationwide Financial Services                110      3
Old National Bancorp                          95      2
Old Republic International Corp.           1,750     52
Platinum Underwriters Holdings, Ltd. (AE)  4,400    110
PMI Group, Inc. (The)                        270      8
PNC Financial Services Group, Inc.         6,720    273
Popular, Inc.                                240      8
Principal Financial Group                    310      9
Protective Life Corp.                        290      8
Providian Financial Corp.                    580      3
Prudential Financial, Inc. (AE)            1,510     44
Regions Financial Corp.                      980     33
Ryder System, Inc.                            80      2
Simon Property Group, Inc. (o)             2,320     79
SLM Corp.                                  4,000    411
SouthTrust Corp.                           2,400     61
St Paul Cos.                              22,340    733
State Street Corp.                            70      3
Sungard Data Systems, Inc. (AE)            1,060     24
SunTrust Banks, Inc.                         620     38
TCF Financial Corp.                          170      7
Torchmark Corp.                              420     15
Travelers Property Casualty Corp.
 Class A (AE)                                191      3
Travelers Property Casualty Corp.
 Class B (AE)                              8,083    109
Trizec Properties, Inc. (o)                  470      5
Union Planters Corp.                       1,165     33
UnumProvident Corp.                        3,810     78

Equity III Fund

Statement of Net Assets, continued -- October 31, 2002


                                                 Market
                                          Number Value
                                            of   (000)
                                          Shares   $
------------------------------------------------------------------------------------
US Bancorp                                15,744    332
Wachovia Corp.                            14,280    497
Washington Federal, Inc.                      77      2
Washington Mutual, Inc.                    8,748    313
Wells Fargo & Co.                         13,581    685
WR Berkley Corp.                           1,300     48
XL Capital, Ltd. Class A                      40      3
Zions Bancorp                                 50      2
                                                 ------
                                                 16,050
                                                 ------
Health Care - 6.6%
Bausch & Lomb, Inc.                        2,200     68
Baxter International, Inc.                 4,600    115
Becton Dickinson & Co.                     1,260     37
Boston Scientific Corp. (AE)              13,869    522
Bristol-Myers Squibb Co.                   7,720    190
Chiron Corp. (AE)                            270     11
CR Bard, Inc.                                430     24
CuraGen Corp. (AE)                           420      2
DaVita, Inc. (AE)                            295      7
Forest Laboratories, Inc. (AE)               130     13
Genentech, Inc. (AE)                         210      7
Guidant Corp. (AE)                        15,830    468
HCA, Inc.                                  4,700    204
ICOS Corp. (AE)                              310      8
Laboratory Corp. of America Holdings (AE)    100      2
Medimmune, Inc. (AE)                         380     10
Merck & Co., Inc.                          4,160    226
Mid Atlantic Medical Services (AE)           120      4
Mylan Laboratories                           531     17
Novartis AG - ADR                          4,800    182
Oxford Health Plans (AE)                   1,400     50
Pfizer, Inc.                               9,330    296
Pharmacia Corp.                              788     34
Renal Care Group, Inc. (AE)                   50      2
Schering-Plough Corp.                      9,850    210
Steris Corp. (AE)                            680     18
Tenet Healthcare Corp. (AE)                9,150    263
Varian Medical Systems, Inc. (AE)             40      2
Watson Pharmaceuticals, Inc. (AE)          1,590     44
Wyeth                                      6,770    227
                                                 ------
                                                  3,263
                                                 ------
Integrated Oils - 6.2%
Amerada Hess Corp.                         1,310     67
BP PLC - ADR                               5,800    223
ChevronTexaco Corp.                       12,746    862
ConocoPhillips                            12,381    600
Exxon Mobil Corp.                         31,220  1,051
Marathon Oil Corp.                         5,790    121
Occidental Petroleum Corp.                 5,090    145
Unocal Corp.                                 160      4
                                                 ------
                                                  3,073
                                                 ------

Equity III Fund

Statement of Net Assets, continued -- October 31, 2002


                                              Market
                                       Number Value
                                         of   (000)
                                       Shares   $
--------------------------------------------------------------------------------
Materials and Processing - 8.7%
Air Products & Chemicals, Inc.          1,560     69
Alcoa, Inc.                             5,760    127
Allegheny Technologies, Inc.              260      2
Archer-Daniels-Midland Co.              4,351     59
Ball Corp.                              1,080     52
Biogen, Inc. (AE)                      14,100    517
Boise Cascade Corp.                     5,500    131
Bowater, Inc.                           4,100    139
Cabot Corp.                             3,600     85
Carpenter Technology                      190      2
Catellus Development Corp. (AE)         2,030     36
Dow Chemical Co. (The)                 14,320    372
Du Pont EI de Nemours & Co.             7,770    321
Eastman Chemical Co.                      120      4
Engelhard Corp.                         4,460     99
Genzyme Corp.-Generall Division (AE)    8,500    237
Georgia-Pacific Corp.                  11,420    139
Harsco Corp.                               80      2
Imperial Chemical Industries PLC - ADR  8,600    133
International Paper Co.                13,410    468
Kaydon Corp.                              520     10
Lafarge North America, Inc.             1,180     35
Lubrizol Corp.                            780     23
Lyondell Chemical Co.                   2,700     34
MeadWestvaco Corp.                      5,776    121
Newmont Mining Corp.                      100      2
Pactiv Corp. (AE)                       5,260    104
PPG Industries, Inc.                      690     32
Praxair, Inc.                           2,330    127
Precision Castparts Corp.               2,180     42
Rayonier, Inc.                            150      6
Rohm & Haas Co.                         4,750    158
Schulman (A.), Inc.                     1,365     24
Sherwin-Williams Co. (The)              3,610     99
Sigma-Aldrich Corp.                       160      7
Smurfit-Stone Container Corp. (AE)        680      9
Sonoco Products Co.                     1,200     28
United States Steel Corp.               2,050     26
Vulcan Materials Co.                      690     23
Weyerhaeuser Co.                        8,060    365
York International Corp.                1,427     34
                                              ------
                                               4,303
                                              ------
Miscellaneous - 0.7%
Carlisle Cos., Inc.                       740     28
Crane Co.                                 450      8
Eaton Corp.                               870     59
General Electric Co.                      530     13
ITT Industries, Inc.                    1,520     99
Lancaster Colony Corp.                    110      5
St. Joe Co. (The)                       2,037     59
Textron, Inc.                           1,370     56
                                              ------
                                                 327
                                              ------

Equity III Fund

Statement of Net Assets, continued -- October 31, 2002


                                          Market
                                   Number Value
                                     of   (000)
                                   Shares   $
-------------------------------------------------------------------------------
Other Energy - 2.2%
Anadarko Petroleum Corp.            6,380    284
Apache Corp.                          544     29
Aquila, Inc.                          860      3
Baker Hughes, Inc.                    220      6
Calpine Corp. (AE)                  8,000     16
EL Paso Corp.                      15,633    121
Halliburton Co.                     1,040     17
Kerr-McGee Corp.                    3,881    169
McDermott International, Inc. (AE)    400      1
Noble Corp. (AE)                      140      5
Pioneer Natural Resources Co. (AE)    400     10
PNM Resources, Inc.                   810     18
Schlumberger, Ltd.                  6,180    248
Sunoco, Inc.                          410     12
Tidewater, Inc.                     3,940    111
Transocean, Inc.                      100      2
Williams Cos., Inc.                25,480     48
XTO Energy, Inc.                      450     11
                                          ------
                                           1,111
                                          ------
Producer Durables - 8.7%
3M Co.                              1,250    159
Allied Waste Industries, Inc. (AE)  1,780     15
American Power Conversion (AE)      1,176     15
Ametek, Inc.                           60      2
Andrew Corp. (AE)                   2,104     18
Boeing Co. (The)                    5,120    152
Caterpillar, Inc.                     580     24
Clayton Homes, Inc.                11,800    134
Cooper Industries, Ltd. Class A     4,280    135
Cummins, Inc.                       3,300     79
Deere & Co.                         6,920    321
Emerson Electric Co.                3,720    179
General Dynamics Corp.              3,900    309
Goodrich Corp.                      3,390     51
Honeywell International, Inc.      25,550    612
Hubbell, Inc. Class B                 680     23
Ingersoll-Rand Co. Class A          3,600    140
Lockheed Martin Corp.                 820     47
Molex, Inc. Class A                   200      5
Motorola, Inc.                     17,900    164
Northrop Grumman Corp.              4,000    413
Pall Corp.                          9,900    172
Pentair, Inc.                          40      1
PerkinElmer, Inc.                  11,100     77
Pitney Bowes, Inc.                    550     18
Raytheon Co.                       10,480    309
Rockwell Collins, Inc.              8,110    183
Stewart & Stevenson Services          240      3
Tektronix, Inc. (AE)                  120      2
Tyco International, Ltd.           21,320    308
United Technologies Corp.           2,350    145
WW Grainger, Inc.                   1,830     89
                                          ------
                                           4,304
                                          ------

Equity III Fund

Statement of Net Assets, continued -- October 31, 2002


                                               Market
                                        Number Value
                                          of   (000)
                                        Shares   $
-------------------------------------------------------------------------------
Technology - 5.1%
3Com Corp. (AE)                          7,200     30
Acxiom Corp. (AE)                          550      7
Adtran, Inc. (AE)                        1,350     34
Agere Systems, Inc. Class A (AE)        37,500     33
Agilent Technologies, Inc. (AE)          3,700     51
Altera Corp. (AE)                          420      5
Avnet, Inc.                              2,920     27
Avocent Corp. (AE)                         420      8
BMC Software, Inc. (AE)                  4,900     78
Cisco Systems, Inc. (AE)                 4,800     54
CommScope, Inc. (AE)                     1,000      8
Computer Associates International, Inc.  9,220    137
Computer Sciences Corp. (AE)             9,920    320
Compuware Corp. (AE)                     2,640     13
Diebold, Inc.                            3,000    107
Electronics for Imaging (AE)             4,400     80
EMC Corp. (AE)                           8,750     45
Harris Corp.                             2,010     53
Hewlett-Packard Co.                     19,042    301
Hughes Electronics Corp. Class H (AE)    6,654     66
Ingram Micro, Inc. Class A (AE)          3,190     46
Intel Corp.                              1,500     26
International Business Machines Corp.    7,890    623
Intuit, Inc. (AE)                          350     18
Jabil Circuit, Inc. (AE)                 2,340     36
JD Edwards & Co. (AE)                      350      4
Koninklijke Philips Electronics NV       7,500    133
Maxim Integrated Products                  160      5
Oracle Corp. (AE)                        1,520     15
PanAmSat Corp. (AE)                        750     15
Peoplesoft, Inc. (AE)                      500      9
Plexus Corp. (AE)                          320      3
Scientific-Atlanta, Inc.                 1,710     21
Solectron Corp. (AE)                     6,420     14
Storage Technology Corp. (AE)            1,920     34
Sun MicroSystems, Inc. (AE)              1,300      4
Symbol Technologies, Inc.                  320      3
Texas Instruments, Inc.                  2,060     33
TIBCO Software, Inc. (AE)                6,500     32
Vishay Intertechnology, Inc. (AE)          280      3
Xilinx, Inc. (AE)                          230      4
                                               ------
                                                2,538
                                               ------
Utilities - 10.2%
Allegheny Energy, Inc.                   8,010     46
Alliant Energy Corp.                     1,580     25
Alltel Corp.                             6,150    306
Ameren Corp.                                80      3
American Electric Power Co., Inc.        5,510    141
AT&T Corp.                              37,281    486
AT&T Wireless Services, Inc. (AE)        4,103     28
BellSouth Corp.                         15,000    392
Centerpoint Energy, Inc.                 2,230     16
Cinergy Corp.                              170      5
Comcast Corp. Class A (AE)               3,850     89

Equity III Fund

Statement of Net Assets, continued -- October 31, 2002


                                             Market
                                      Number Value
                                        of   (000)
                                      Shares   $
---------------------------------------------------------------------------
Consolidated Edison, Inc.                150      6
COX Communications, Inc. Class A (AE)  1,860     51
Dominion Resources, Inc.               3,801    182
DTE Energy Co.                           676     30
Duke Energy Corp.                      3,030     62
Edison International (AE)             14,790    149
Energy East Corp.                      1,500     32
Entergy Corp.                          1,270     56
Exelon Corp.                           1,910     96
FirstEnergy Corp.                      3,070    100
FPL Group, Inc.                        1,490     88
KeySpan Corp.                          1,110     41
Liberty Media Corp. Class A (AE)      28,190    233
Mirant Corp. (AE)                      2,828      6
Nicor, Inc.                              150      5
NiSource, Inc.                           590     10
NSTAR                                    950     40
Pepco Holdings, Inc.                   2,680     55
PG&E Corp. (AE)                       12,860    140
Pinnacle West Capital Corp.            2,850     81
PPL Corp.                                330     11
Progress Energy, Inc.                    270     11
Public Service Enterprise Group, Inc.  1,920     55
Quintiles Transnational Corp. (AE)       240      3
Qwest Communications International       986      3
Reliant Resources, Inc. (AE)           1,340      3
SBC Communications, Inc.              35,420    909
Sempra Energy                          2,820     62
Southern Co. (The)                     1,010     30
Sprint Corp.-FON Group                 7,440     92
TXU Corp.                              2,060     30
US Cellular Corp. (AE)                    60      2
Verizon Communications, Inc.          21,818    824
Westar Energy, Inc.                      860      9
Xcel Energy, Inc.                      1,900     20
                                             ------
                                              5,064
                                             ------
Total Common Stocks
(cost $53,646)                               48,744
                                             ------

Equity III Fund

Statement of Net Assets, continued -- October 31, 2002


                                      Principal     Market
                                       Amount       Value
                                        (000)       (000)
                                          $           $
--------------------------------------------------------------------------------------
Short-Term Investments - 3.9%
Frank Russell Investment Company
 Money Market Fund (C)                    1,649          1,649
United States Treasury Bill (c)(y)(S)
   1.640% due 12/19/02                      300            299
                                                --------------
Total Short-Term Investments
(cost $1,948)                                            1,948
                                                --------------
Total Investments - 102.3%
(identified cost $55,594)                               50,692

Other Assets and Liabilities,
Net - (2.3%)                                           (1,149)
                                                --------------
Net Assets - 100.0%                                     49,543
                                                ==============

                                                  Unrealized
                                      Notional   Appreciation
                                       Amount   (Depreciation)
Futures Contracts                       (000)       (000)
(Number of Contracts)                     $           $
--------------------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 12/02 (17)             1,798             45
S&P 500 Index
   expiration date 12/02 (1)                221             14
                                                --------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                        59
                                                ==============



See accompanying notes which are an integral part of the financial statements.

Select Value Fund

Portfolio Management Discussion -- October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

Objective: To provide capital appreciation.

Invests in: Primarily US equity securities.

Strategy: The Fund employs a multi-manager strategy to invest in stocks with above average growth rates and favorable earnings momentum.

                                     [CHART]

                 Select Value- Class I ++        Russell 1000/R/ Value **
Inception*              $10,000                          $10,000
2001                    $ 8,608                          $ 8,683
2002                    $ 7,599                          $ 7,813



Select Value Fund - Class S
Periods Ended Growth of   Total
  10/31/02     $10,000    Return
------------- --------- ------
  1 Year       $ 8,822  (11.78)%
  Inception    $ 7,584  (14.63)%(S)


Select Value Fund - Class E
Periods Ended Growth of   Total
  10/31/02     $10,000    Return
------------- --------- ------
  1 Year       $ 8,814  (11.86)%
  Inception    $ 7,551  (14.85)%(S)


Select Value Fund - Class C
Periods Ended Growth of   Total
  10/31/02     $10,000    Return
------------- --------- ------
  1 Year       $ 8,718  (12.82)%
  Inception    $ 7,431  (15.62)%(S)


Select Value Fund - Class I
Periods Ended Growth of   Total
  10/31/02     $10,000    Return
------------- --------- ------
  1 Year       $ 8,828  (11.72)%
  Inception    $ 7,599  (14.54)%(S)


Russell 1000(R) Value Index
Periods Ended Growth of   Total
  10/31/02     $10,000    Return
------------- --------- ------
  1 Year       $ 8,998  (10.02)%
  Inception    $ 7,813  (13.15)%(S)

Performance Review
For the year ended October 31, 2002, the Select Value Fund Class I, Class S, Class E, and Class C shares lost 11.72%, 11.78%, 11.86%, and 12.82%, respectively, underperforming the Fund's benchmark, the Russell 1000(R) Value Index, which dropped 10.02%.

Market and Portfolio Highlights
Broad US equity markets experienced a short rally in November and December of 2001; however, by the end of the first quarter of 2002, and throughout most of the remaining fiscal year, a trend of market losses had returned. Corporate accounting and earnings remained under scrutiny as the economy gave mixed signals, such as healthy consumer spending and low interest rates, which contrasted with negative factors such as rising unemployment and a depressed manufacturing sector.

Select Value Fund

Portfolio Management Discussion, continued -- October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------


During the past twelve months, the market environment was difficult for active managers. However, managers who were defensively positioned through exposure to stocks of undervalued, anti-cyclical companies with histories of predictable earnings and low debt levels generally outperformed those managers favoring companies with positive forward-looking earnings growth.

Two of the Fund's three managers outperformed their respective benchmarks during the fiscal period. Iridian was the sole underperformer, with below-average stock selection which led to disappointing results. The manager overweighted many companies (Tyco, EDS, Aon Corp., El Paso Corp., Tenet Healthcare, Cigna, Sears) whose management and accounting practices were questioned. MFS performed well due to its emphasis on defensive stocks, its ability to rotate holdings opportunistically, and its avoidance or underweighting of many of the poor performing stocks during the period. Systematic, which has both large cap and small cap assignments in the Fund, benefited from its stock selection which focused on positive revised earnings. In Systematic's large cap portfolio, this strategy helped determine which stocks to underweight or avoid. The manager also added value through positive stock selection in the health care and other energy sectors. In Systematic's small cap portfolio, the emphasis on positive earnings revisions added to returns, as did strong stock selection in the health care and the materials & processing sectors.

Top Ten Equity Holdings                   October 31,
(as a percent of Total Investments)          2002
-----------------------------------------------------
Citigroup, Inc.                               3.1%
Bank of America Corp.                         2.1
Exxon Mobil Corp.                             2.0
Deere & Co.                                   1.4
Marsh & McLennan Cos., Inc.                   1.3
Pfizer, Inc.                                  1.3
Wachovia Corp.                                1.3
Kimberly-Clark Corp.                          1.2
Freddie Mac                                   1.2
Mellon Financial Corp.                        1.2

                                         October 31,
Portfolio Characteristics                   2002
----------------------------------------------------
Current P/E Ratio                             16.9x
Portfolio Price/Book Ratio                    2.15x
Market Capitalization-$-Weighted Average  39.81 Bil
Number of Holdings                              228

Money Managers                                  Style
-----------------------------------------------------
Iridian Asset Management, LLC                   Value
MFS International Advisors, Inc.                Value
Systematic Financial Management, L.P.           Value

* The Fund commenced operations on January 31, 2001. Index comparison began February 1, 2001.

** The Russell 1000(R) Value Index measures the performance of those Russell
   1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Select Value Fund

Statement of Net Assets -- October 31, 2002


                                                Market
                                         Number Value
                                           of   (000)
                                         Shares   $
-------------------------------------------------------------------------------
Common Stocks - 94.8%
Auto and Transportation - 1.2%
AO Smith Corp.                            4,300     94
Canadian National Railway Co.             3,389    145
CNF, Inc.                                 4,300    138
Delphi Corp.                              7,760     54
Landstar System, Inc. (AE)                1,000     49
Lear Corp. (AE)                          10,100    369
                                                ------
                                                   849
                                                ------
Consumer Discretionary - 12.3%
Abercrombie & Fitch Co. Class A (AE)     23,600    421
Advance Auto Parts (AE)                   1,700     91
AnnTaylor Stores Corp. (AE)               4,300    101
Aramark Corp. Class B (AE)                8,300    175
Best Buy Co., Inc. (AE)                   8,600    177
Blockbuster, Inc. Class A                14,000    336
Carnival Corp.                           13,100    342
Cendant Corp. (AE)                       50,600    582
Clear Channel Communications, Inc. (AE)  13,600    504
Clorox Co.                                6,600    297
Columbia Sportswear Co. (AE)              1,300     52
Eastman Kodak Co.                         3,700    122
Electronics Boutique Holdings Corp. (AE)  2,200     55
Federated Department Stores (AE)         12,900    396
Gannett Co., Inc.                         5,180    393
GTECH Holdings Corp. (AE)                 2,900     75
Home Depot, Inc.                         24,900    719
Kimberly-Clark Corp.                     17,450    899
Liz Claiborne, Inc.                       3,900    116
Movado Group, Inc.                        1,500     26
Nike, Inc. Class B                        2,500    118
Nordstrom, Inc.                           2,400     48
Procter & Gamble Co.                      5,190    459
Reebok International, Ltd. (AE)           3,100     88
Reed Elsevier PLC - ADR                   7,300    265
Republic Services, Inc. (AE)              5,600    115
Sears Roebuck and Co.                    21,310    560
Skechers U.S.A., Inc. Class A (AE)        5,500     54
Sonic Automotive, Inc. (AE)               2,500     39
Take-Two Interactive Software (AE)        1,200     31
Tribune Co.                               3,860    185
Viacom, Inc. Class B (AE)                 8,964    400
Walt Disney Co.                           9,890    165
Waste Management, Inc.                   22,800    525
                                                ------
                                                 8,931
                                                ------
Consumer Staples - 4.5%
Coca-Cola Enterprises, Inc.               6,700    160
Conagra Foods, Inc.                       9,700    235
Dean Foods Co. (AE)                       7,200    270
Diageo PLC - ADR                          2,100     94
Dial Corp. (The)                          6,400    136
Dole Food Co.                             4,000    118
HJ Heinz Co.                              4,000    129
JM Smucker Co. (The)                      3,404    125

Select Value Fund

Statement of Net Assets, continued -- October 31, 2002


                                               Market
                                        Number Value
                                          of   (000)
                                        Shares   $
-------------------------------------------------------------------------------
Kellogg Co.                             14,950    476
Kraft Foods, Inc. Class A                5,100    201
Kroger Co. (AE)                          1,100     16
PepsiCo, Inc.                            6,680    295
Philip Morris Cos., Inc.                12,440    507
RJ Reynolds Tobacco Holdings, Inc.       5,800    235
Sara Lee Corp.                          12,000    274
                                               ------
                                                3,271
                                               ------
Financial Services - 30.4%
Allstate Corp. (The)                    20,300    808
American Express Co.                    17,430    634
American International Group             6,600    413
Annaly Mortgage Management, Inc.         3,400     60
Astoria Financial Corp.                  3,700     97
Bank of America Corp.                   22,260  1,554
Bank One Corp.                           2,100     81
Banknorth Group, Inc.                    2,700     63
BankUnited Financial Corp. Class A (AE)  4,300     70
Bear Stearns Cos., Inc. (The)            5,900    360
Brown & Brown, Inc.                      2,900     88
CBL & Associates Properties, Inc. (o)    3,500    129
Chubb Corp.                              8,490    479
Citigroup, Inc.                         61,600  2,277
Cobalt Corp.                             4,400     72
Countrywide Credit Industries, Inc.      5,100    257
Cullen/Frost Bankers, Inc.               2,100     73
Dime Community Bancshares                4,850    102
Doral Financial Corp.                    4,350    114
Equity Office Properties Trust (o)       4,140    100
Fannie Mae                               8,200    548
First Data Corp.                        10,300    360
FleetBoston Financial Corp.             13,310    311
Franklin Resources, Inc.                 9,700    320
Freddie Mac                             14,100    868
Goldman Sachs Group, Inc.                8,600    616
Greater Bay Bancorp                      2,500     38
Hartford Financial Services Group, Inc. 10,540    416
Household International, Inc.           18,500    440
Innkeepers USA Trust (o)                10,200     79
LaBranche & Co., Inc. (AE)               3,200     86
Legg Mason, Inc.                         2,100     98
Lehman Brothers Holdings, Inc.           9,700    517
Marsh & McLennan Cos., Inc.             20,900    976
MBNA Corp.                              29,050    590
Mellon Financial Corp.                  29,990    848
Merrill Lynch & Co., Inc.               11,910    452
Metlife, Inc.                            8,720    208
MGIC Investment Corp.                    5,200    218
Morgan Stanley                          13,700    533
National City Corp.                      7,700    209
National Commerce Financial Corp.       12,800    313
RenaissanceRe Holdings, Ltd.             3,100    127
Republic Bancorp, Inc.                  10,510    129
Safeco Corp.                             4,620    164
SLM Corp.                                6,100    627

Select Value Fund

Statement of Net Assets, continued -- October 31, 2002


                                              Market
                                       Number Value
                                         of   (000)
                                       Shares   $
----------------------------------------------------------------------------
SouthTrust Corp.                        7,660    196
Sovereign Bancorp, Inc.                30,000    422
St Paul Cos.                           25,770    845
SunTrust Banks, Inc.                    4,150    252
Travelers Property Casualty Corp.       2,830     60
Travelers Property Casualty Corp.
 Class A (AE)                           1,463     19
Travelers Property Casualty Corp.
 Class B (AE)                           2,008     27
Triad Guaranty, Inc. (AE)               2,600     95
Union Planters Corp.                    4,000    113
Wachovia Corp.                         26,360    917
Wells Fargo & Co.                      16,500    833
Whitney Holding Corp.                   1,900     65
XL Capital, Ltd. Class A                3,000    228
                                              ------
                                              21,994
                                              ------
Health Care - 8.9%
Abbott Laboratories                     7,090    297
AdvancePCS (AE)                         9,700    243
AmerisourceBergen Corp.                 4,400    313
Anthem, Inc. (AE)                       7,800    491
Baxter International, Inc.              3,200     80
Boston Scientific Corp. (AE)           14,666    552
Bristol-Myers Squibb Co.                8,700    214
Edwards Lifesciences Corp. (AE)         2,300     59
Eli Lilly & Co.                         3,500    194
Express Scripts, Inc. Class A (AE)      4,400    238
Guidant Corp. (AE)                     21,700    642
HCA, Inc.                               7,300    317
Johnson & Johnson                       4,500    264
Medcath Corp. (AE)                      4,100     46
Merck & Co., Inc.                       4,270    232
Mid Atlantic Medical Services (AE)      1,600     58
Pfizer, Inc.                           30,190    959
Priority Healthcare Corp. Class B (AE)  2,500     61
Schering-Plough Corp.                  11,000    235
Tenet Healthcare Corp. (AE)            13,800    397
Triad Hospitals, Inc. (AE)             10,400    380
Wyeth                                   4,900    164
                                              ------
                                               6,436
                                              ------
Integrated Oils - 4.3%
BP PLC - ADR                            6,880    265
ChevronTexaco Corp.                    11,981    810
ConocoPhillips                          7,900    383
Exxon Mobil Corp.                      42,470  1,430
Unocal Corp.                            7,830    216
                                              ------
                                               3,104
                                              ------
Materials and Processing - 9.3%
Air Products & Chemicals, Inc.          4,220    187
Akzo Nobel NV - ADR                     3,360    100
Alcan, Inc.                            10,000    282
Alcoa, Inc.                            17,840    394
Archer-Daniels-Midland Co.             25,220    343

Select Value Fund

Statement of Net Assets, continued -- October 31, 2002


                                            Market
                                     Number Value
                                       of   (000)
                                     Shares   $
-------------------------------------------------------------------------------
Bemis Co.                             1,500     78
Biogen, Inc. (AE)                    21,100    774
Du Pont EI de Nemours & Co.           8,300    342
Eastman Chemical Co.                 11,900    432
Genzyme Corp.-Generall Division (AE) 12,800    356
International Paper Co.              21,340    745
Lennox International, Inc.            8,100    105
Masco Corp.                          11,800    243
Phelps Dodge Corp. (AE)               1,600     50
Potash Corp. of Saskatchewan          4,800    325
PPG Industries, Inc.                  4,420    208
Praxair, Inc.                         4,040    220
Schulman (A.), Inc.                   3,500     61
Silgan Holdings, Inc. (AE)            2,400     44
Smurfit-Stone Container Corp. (AE)    3,800     49
Syngenta AG - ADR                    25,670    303
Temple-Inland, Inc.                  13,700    562
Weyerhaeuser Co.                     12,000    544
                                            ------
                                             6,747
                                            ------
Miscellaneous - 0.2%
Illinois Tool Works, Inc.               900     55
Walter Industries, Inc.              10,000    110
                                            ------
                                               165
                                            ------
Other Energy - 4.3%
Anadarko Petroleum Corp.             13,810    615
Apache Corp.                          7,400    400
Baker Hughes, Inc.                    2,600     76
Devon Energy Corp.                    4,000    202
ENSCO International, Inc.            21,900    592
Schlumberger, Ltd.                    5,110    205
Tidewater, Inc.                      11,700    330
Valero Energy Corp.                  19,800    697
                                            ------
                                             3,117
                                            ------
Producer Durables - 7.8%
3M Co.                                1,780    226
AGCO Corp.                            2,200     56
Applied Materials, Inc. (AE)         16,400    246
Boeing Co. (The)                      7,600    226
Caterpillar, Inc.                     3,990    163
Chicago Bridge & Iron Co. NV          4,100    111
Cymer, Inc. (AE)                        600     15
Deere & Co.                          21,130    980
General Dynamics Corp.                9,600    760
Honeywell International, Inc.        18,500    443
IKON Office Solutions, Inc.           6,100     43
Lennar Corp.                            900     50
Lexmark International, Inc. (AE)      3,300    196
Motorola, Inc.                       26,800    246
Northrop Grumman Corp.                6,390    659
Novellus Systems, Inc. (AE)           7,500    237
Pall Corp.                            9,930    172
Raytheon Co.                         11,000    325
Teradyne, Inc. (AE)                   4,800     58

Select Value Fund

Statement of Net Assets, continued -- October 31, 2002


                                                Market
                                         Number Value
                                           of   (000)
                                         Shares   $
----------------------------------------------------------------------------------
Tyco International, Ltd.                 22,500    325
United Defense Industries, Inc. (AE)      4,300     98
                                                ------
                                                 5,635
                                                ------
Technology - 3.9%
3Com Corp. (AE)                          12,700     54
Accenture, Ltd. Class A (AE)              5,200     88
Analog Devices, Inc. (AE)                 5,400    145
BMC Software, Inc. (AE)                  21,900    349
Cisco Systems, Inc. (AE)                  8,600     96
Computer Sciences Corp. (AE)             12,900    417
Garmin, Ltd. (AE)                         3,600     75
Intel Corp.                               9,400    163
International Business Machines Corp.     7,100    560
Marvell Technology Group, Ltd. (AE)       6,100     99
Motorola, Inc.                            5,730    192
Network Associates, Inc. (AE)            20,500    326
Sybase, Inc. (AE)                         4,500     58
Texas Instruments, Inc.                   6,180     98
Zoran Corp. (AE)                          3,200     48
                                                ------
                                                 2,768
                                                ------
Utilities - 7.7%
Alltel Corp.                              4,600    229
AT&T Corp.                               48,100    627
BellSouth Corp.                          17,100    447
BT Group PLC - ADR                        2,200     63
Edison International (AE)                17,300    174
Energy East Corp.                         6,200    132
FirstEnergy Corp.                         6,900    224
FPL Group, Inc.                          11,610    685
KeySpan Corp.                            11,700    427
National Fuel Gas Co.                     9,530    192
Nextel Communications, Inc. Class A (AE) 33,700    380
NiSource, Inc.                            5,980     99
Nokia OYJ - ADR                          11,200    186
NSTAR                                     5,930    249
Otter Tail Corp.                          3,700    104
Pinnacle West Capital Corp.               1,900     54
PPL Corp.                                 1,610     56
SBC Communications, Inc.                 19,100    490
Verizon Communications, Inc.             14,400    544
WGL Holdings, Inc.                        2,720     63
Wisconsin Energy Corp.                    4,000     92
                                                ------
                                                 5,517
                                                ------
Total Common Stocks
(cost $74,751)                                  68,534
                                                ------

Select Value Fund

Statement of Net Assets, continued -- October 31, 2002


                                                    Market
                                       Number       Value
                                         of         (000)
                                       Shares         $
-------------------------------------------------------------------------------
Preferred Stocks - 0.3%
Auto and Transportation - 0.2%
General Motors Corp.                      5,300            111
                                                --------------
Technology - 0.1%
Northrop Grumman Corp.                      580             65
                                                --------------
Utilities - 0.0%
TXU Corp.                                 2,500             62
                                                --------------
Total Preferred Stocks
(cost $328)                                                238
                                                --------------

                                      Principal
                                       Amount
                                        (000)
                                          $
-------------------------------------------------------------------------------
Short-Term Investments - 5.1%
   Frank Russell Investment Company
   Money Market Fund (C)                  3,211          3,211
United States Treasury Bill (c)(y)(S)
   1.640% due 12/19/02                      500            499
                                                --------------
Total Short-Term Investments
(cost $3,710)                                            3,710
                                                --------------
Total Investments - 100.2%
(identified cost $78,789)                               72,482

Other Assets and Liabilities,
Net - (0.2%)                                             (132)
                                                --------------
Net Assets - 100.0%                                     72,350
                                                ==============

                                                  Unrealized
                                      Notional   Appreciation
                                       Amount   (Depreciation)
Futures Contracts                       (000)       (000)
(Number of Contracts)                     $           $
-------------------------------------------------------------------------------
Long Positions
S&P Barra Value Index
   expiration date 12/02 (20)             2,115             53
S&P 500 Index
   expiration date 12/02 (7)              1,549             10
                                                --------------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased                                        63
                                                ==============

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities -- October 31, 2002

Amounts in thousands (except per share amounts)




                                      Equity Income   Equity III  Select Value
                                          Fund           Fund         Fund
-------------------------------------------------------------------------------
Assets
Investments, at identified cost         $    90,384  $    55,594   $    78,789
-------------------------------------------------------------------------------
Investments, at market*                      81,266       50,692        72,482
Receivables:
    Dividends and interest                      144           93           125
    Investments sold (regular
     settlement)                                812          507           285
    Fund shares sold                            174           13            62
    From Advisor                                 --           --            11
Investments of securities lending
 collateral in money market funds,
 at cost and market value                         9           36           286
                                      -------------  -----------  ------------
Total assets                                 82,405       51,341        73,251
                                      -------------  -----------  ------------

Liabilities
Payables:
    Investments purchased (regular
     settlement)                                898          589           526
    Fund shares redeemed                        114        1,073             1
    Accrued fees to affiliates                  112           36            50
    Other accrued expenses                       52           47            13
    Daily variation margins on
     futures contracts                           16           17            25
Payable upon return of securities
 loaned                                           9           36           286
                                      -------------  -----------  ------------
Total liabilities                             1,201        1,798           901
                                      -------------  -----------  ------------
Net Assets                              $    81,204  $    49,543   $    72,350
                                      =============  ===========  ============
Net Assets Consist of:
Undistributed net investment income     $        --  $        --   $         7
Accumulated net realized gain
 (loss)                                     (12,228)      (5,357)      (15,224)
Unrealized appreciation
 (depreciation) on:
    Investments                              (9,118)      (4,902)       (6,307)
    Futures contracts                            42           59            63
Shares of beneficial interest                    31           27            97
Additional paid-in capital                  102,477       59,716        93,714
                                      -------------  -----------  ------------
Net Assets                              $    81,204  $    49,543   $    72,350
                                      =============  ===========  ============
Net Asset Value, offering and
  redemption price per share:
    Net asset value per share:
     Class C**                          $     25.83  $        --   $      7.41
     Class C--Net assets                $ 2,700,579  $        --   $ 2,061,414
     Class C--Shares outstanding
       ($.01 par value)                     104,534           --       278,163
    Net asset value per share:
     Class E**                          $     26.11  $     18.61   $      7.46
     Class E--Net assets                $ 1,117,247  $ 1,859,651   $ 3,314,086
     Class E--Shares outstanding
       ($.01 par value)                      42,789       99,931       444,530
    Net asset value per share:
     Class I**                          $        --  $     18.60   $      7.46
     Class I--Net assets                $        --  $47,683,604   $35,169,417
     Class I--Shares outstanding
       ($.01 par value)                          --    2,563,027     4,715,857
    Net asset value per share:
     Class S**                          $     25.96  $        --   $      7.45
     Class S--Net assets                $77,386,596  $        --   $31,805,580
     Class S--Shares outstanding
       ($.01 par value)                   2,981,179           --     4,269,588

*  Securities on loan included in
   investments                          $         8  $        35   $       280


** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

 See accompanying notes which are an integral part of the financial statements.

Statement of Operations -- For the Fiscal Year Ended October 31, 2002

Amounts in thousands



                                        Equity Income  Equity III  Select Value
                                            Fund          Fund         Fund
--------------------------------------------------------------------------------
Investment Income
    Dividends                                $  1,944     $ 1,265      $  1,266
    Dividends from Money Market Fund               67          56           108
    Interest                                       12          14            13
    Securities Lending Income                       1           1             1
                                        -------------  ----------  ------------
Total investment income                         2,024       1,336         1,388
                                        -------------  ----------  ------------

Expenses
    Advisory fees                                 751         367           557
    Administrative fees - Class C                   1          --             1
    Administrative fees - Class E                   1           2             2
    Administrative fees - Class I                  --          32            19
    Administrative fees - Class S                  49          --            18
    Custodian fees                                209         193           179
    Distribution fees - Class C                    14          --            16
    Transfer agent fees                           350          43            --
    Transfer agent fees - Class C                  --          --             5
    Transfer agent fees - Class I                  --          --            15
    Transfer agent fees - Class S                  --          --            33
    Professional fees                              32          39            13
    Registration fees                              33          30            52
    Shareholder servicing fees -
     Class C                                        5          --             5
    Shareholder servicing fees -
     Class E                                        3           8             9
    Trustees' fees                                 14          15            14
    Miscellaneous                                  54          30            86
                                        -------------  ----------  ------------
    Expenses before reductions                  1,516         759         1,024
    Expense reductions                             --          --          (328)
                                        -------------  ----------  ------------
Net expenses                                    1,516         759           696
                                        -------------  ----------  ------------
Net investment income (loss)                      508         577           692
                                        -------------  ----------  ------------

Net Realized and Unrealized Gain
(Loss)
    Net realized gain (loss) on:
     Investments                               (6,415)     (2,352)       (9,390)
     Futures contracts                           (759)       (437)         (944)
                                        -------------  ----------  ------------
Net realized gain (loss)                       (7,174)     (2,789)      (10,334)
                                        -------------  ----------  ------------
    Net change in unrealized
     appreciation (depreciation) on:
     Investments                              (10,001)     (6,413)       (1,445)
     Futures contracts                             54          (5)           59
                                        -------------  ----------  ------------
Net change in unrealized
 appreciation (depreciation)                   (9,947)     (6,418)       (1,386)
                                        -------------  ----------  ------------
Net realized and unrealized gain
 (loss)                                       (17,121)     (9,207)      (11,720)
                                        -------------  ----------  ------------
Net Increase (Decrease) in Net
Assets from Operations                       $(16,613)    $(8,630)     $(11,028)
                                        =============  ==========  ============

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets -- For the Fiscal Years Ended October 31

Amounts in thousands



                                                        Equity Income Fund    Equity III Fund   Select Value Fund
                                                          2002      2001      2002      2001      2002      2001
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations
    Net investment income (loss)                        $    508  $    755  $    577  $  1,195  $    692  $   506
    Net realized gain (loss)                              (7,174)    1,351    (2,789)    2,347   (10,334)  (4,890)
    Net change in unrealized appreciation
     (depreciation)                                       (9,947)  (21,624)   (6,418)  (18,523)   (1,386)  (4,858)
                                                        --------  --------  --------  --------  --------  -------
Net increase (decrease) in net assets from operations    (16,613)  (19,518)   (8,630)  (14,981)  (11,028)  (9,242)
                                                        --------  --------  --------  --------  --------  -------

Distributions
    From net investment income
      Class C                                                 (2)       --        --        --        (3)      (7)
      Class E                                                 (5)       (3)      (25)      (42)      (28)    (216)
      Class I                                                 --        --      (730)   (1,090)     (380)      (2)
      Class S                                               (516)     (737)       --        --      (357)    (198)
    Tax return of capital
      Class C                                                 (1)       --        --        --        --       --
      Class E                                                 (2)       --        --        --        --       --
      Class S                                               (270)       --        --        --        --       --
                                                        --------  --------  --------  --------  --------  -------
Net decrease in net assets from distributions               (796)     (740)     (755)   (1,132)     (768)    (423)
                                                        --------  --------  --------  --------  --------  -------

Share Transactions
    Net increase (decrease) in net assets from share
     transactions                                        (10,781)  (22,535)  (20,621)  (40,070)   18,876   74,935
                                                        --------  --------  --------  --------  --------  -------

Total Net Increase (Decrease) in Net
Assets                                                   (28,190)  (42,793)  (30,006)  (56,183)    7,080   65,270

Net Assets
    Beginning of period                                  109,394   152,187    79,549   135,732    65,270       --
                                                        --------  --------  --------  --------  --------  -------
    End of period                                       $ 81,204  $109,394  $ 49,543  $ 79,549  $ 72,350   65,270
                                                        ========  ========  ========  ========  ========  =======
    Undistributed net investment income included
     in net assets                                      $     --  $     15  $     --  $    107  $      7  $    83

 See accompanying notes which are an integral part of the financial statements.

Financial Highlights -- For the Fiscal Years Ended October 31


For a Share Outstanding Throughout each Period.


                             $                                 $                                $               $
                      Net Asset Value,         $          Net Realized         $          Distributions   Distributions     $
                        Beginning of    Net Investment   and Unrealized  Total Income       from Net        from Net    Return of
                           Period      Income (Loss) (a)  Gain (Loss)   From Operations Investment Income Realized Gain  Capital
---------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund
Class C
October 31, 2002           31.27             (.12)           (5.29)          (5.41)           (.02)              --       (.01)
October 31, 2001           36.72             (.15)           (5.30)          (5.45)             --               --         --
October 31, 2000 (1)       37.02             (.06)            (.03)           (.09)             --             (.19)      (.02)
December 31, 1999 (2)      40.38              .04              .66             .70            (.17)           (3.89)        --
---------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002           31.55              .09            (5.35)          (5.26)           (.12)              --       (.06)
October 31, 2001           36.89              .11            (5.35)          (5.24)           (.10)              --         --
October 31, 2000 (1)       37.20              .15             (.02)            .13            (.23)            (.19)      (.02)
December 31, 1999          41.45              .33             (.44)           (.11)           (.25)           (3.89)        --
December 31, 1998          41.43              .37             4.49            4.86            (.51)           (4.33)        --
December 31, 1997          40.22              .32            12.20           12.52            (.07)          (11.24)        --
---------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002           31.38              .16            (5.33)          (5.17)           (.16)              --       (.09)
October 31, 2001           36.68              .20            (5.31)          (5.11)           (.19)              --         --
October 31, 2000 (1)       36.92              .23             (.03)            .20            (.23)            (.19)      (.02)
December 31, 1999          41.26              .41             (.44)           (.03)           (.42)           (3.89)        --
December 31, 1998          41.08              .55             4.49            5.04            (.53)           (4.33)        --
December 31, 1997          40.22              .69            12.11           12.80            (.70)          (11.24)        --
---------------------------------------------------------------------------------------------------------------------------------
Equity III Fund
Class E
October 31, 2002           22.38              .13            (3.71)          (3.58)           (.19)              --         --
October 31, 2001           26.32              .21            (3.96)          (3.75)           (.19)              --         --
October 31, 2000 (1)       26.18              .20              .15             .35            (.21)              --         --
December 31, 1999 (3)      30.27              .21            (2.12)          (1.91)           (.25)           (1.93)        --
---------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002           22.38              .19            (3.72)          (3.53)           (.25)              --         --
October 31, 2001           26.33              .27            (3.96)          (3.69)           (.26)              --         --
October 31, 2000 (1)       26.18              .25             (.15)            .40            (.25)              --         --
December 31, 1999          29.12              .40             (.41)           (.01)           (.40)           (2.53)        --
December 31, 1998          29.80              .47             2.75            3.22            (.47)           (3.43)        --
December 31, 1997          29.68              .60             8.69            9.29            (.61)           (8.56)        --
---------------------------------------------------------------------------------------------------------------------------------
Select Value Fund
Class C
October 31, 2002            8.51             (.02)           (1.07)          (1.09)           (.01)              --         --
October 31, 2001 (4)       10.00               --(d)         (1.48)          (1.48)           (.01)              --         --
---------------------------------------------------------------------------------------------------------------------------------
Class E
October 31, 2002            8.53              .06            (1.07)          (1.01)           (.06)              --         --
October 31, 2001 (4)       10.00              .05            (1.48)          (1.43)           (.04)              --         --
---------------------------------------------------------------------------------------------------------------------------------
Class I
October 31, 2002            8.54              .08            (1.07)           (.99)           (.09)              --         --
October 31, 2001 (4)       10.00              .09            (1.48)          (1.39)           (.07)              --         --
---------------------------------------------------------------------------------------------------------------------------------
Class S
October 31, 2002            8.53              .07            (1.07)          (1.00)           (.08)              --         --
October 31, 2001 (4)       10.00              .08            (1.48)          (1.40)           (.07)              --         --
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

                                                                %                 %                 %
                                                $       Ratio of Expenses Ratio of Expenses   Ratio of Net
      $              $             %       Net Assets,     to Average        to Average     Investment Income       %
    Total     Net Asset Value,   Total    End of Period    Net Assets,       Net Assets,       to Average       Portfolio
Distributions  End of Period   Return (b)     (000)          Net (c)          Gross (c)      Net Assets (c)   Turnover Rate
---------------------------------------------------------------------------------------------------------------------------
     (.03)         25.83         (17.31)       2,701          2.47              2.47              (.40)          112.82
        --         31.27         (14.84)       1,070          2.36              2.36              (.44)          119.47
     (.21)         36.72           (.17)       1,035          2.31              2.31              (.22)           99.20
    (4.06)         37.02           2.03          995          2.10              2.10               .10           137.94
---------------------------------------------------------------------------------------------------------------------------
     (.18)         26.11         (16.74)       1,117          1.73              1.73               .29           112.82
     (.10)         31.55         (14.22)         943          1.61              1.61               .30           119.47
     (.44)         36.89            .46        1,095          1.56              1.56               .53            99.20
    (4.14)         37.20            .04        1,061          1.35              1.35               .80           137.94
    (4.84)         41.45          12.41          745          1.42              1.42               .90           149.63
   (11.31)         41.43          32.68          338          1.74              1.74               .77           139.33
---------------------------------------------------------------------------------------------------------------------------
     (.25)         25.96         (16.55)      77,386          1.48              1.48               .52           112.82
     (.19)         31.38         (13.97)     107,381          1.37              1.37               .57           119.47
     (.44)         36.68            .66      150,057          1.31              1.31               .79            99.20
    (4.31)         36.92            .25      186,983          1.11              1.11              1.03           137.94
    (4.86)         41.26          12.99      250,491          1.01              1.01              1.30           149.63
   (11.94)         41.08          33.59      226,952          1.04              1.04              1.51           139.33
---------------------------------------------------------------------------------------------------------------------------
     (.19)         18.61         (16.11)       1,860          1.37              1.37               .60           109.87
     (.19)         22.38         (14.30)       3,971          1.18              1.18               .83           118.26
     (.21)         26.32           1.40        6,327          1.17              1.17               .97           108.39
    (2.18)         26.18          (6.13)       7,927          1.03              1.03              1.25           146.28
---------------------------------------------------------------------------------------------------------------------------
     (.25)         18.60         (15.90)      47,683          1.12              1.12               .87           109.87
     (.26)         22.38         (14.09)      75,578           .93               .93              1.08           118.26
     (.25)         26.33           1.59      129,405           .92               .92              1.22           108.39
    (2.93)         26.18            .25      168,361           .79               .79              1.39           146.28
    (3.90)         29.12          11.53      210,491           .74               .74              1.54           135.53
    (9.17)         29.80          33.13      242,112           .78               .78              1.77           128.86
---------------------------------------------------------------------------------------------------------------------------
     (.01)          7.41         (12.82)       2,061          2.00              2.40              (.27)           92.95
     (.01)          8.51         (14.76)       1,844          2.00              2.64               .00            71.75
---------------------------------------------------------------------------------------------------------------------------
     (.06)          7.46         (11.86)       3,314          1.04              1.43               .70            92.95
     (.04)          8.53         (14.33)       3,155          1.25              1.85               .76            71.75
---------------------------------------------------------------------------------------------------------------------------
     (.09)          7.46         (11.72)      35,169           .79              1.22               .95            92.95
     (.07)          8.54         (13.92)      28,983           .79              1.48              1.25            71.75
---------------------------------------------------------------------------------------------------------------------------
     (.08)          7.45         (11.78)      31,806           .87              1.27               .86            92.95
     (.07)          8.53         (14.04)      31,288           .86              1.50              1.18            71.75
---------------------------------------------------------------------------------------------------------------------------

 See accompanying notes which are an integral part of the financial statements.

Footnotes to Financial Highlights -- October 31, 2002

--------------------------------------------------------------------------------

(1) For the ten months ended October 31, 2000.
(2) For the period January 27, 1999 (commencement of sale) to December 31, 1999.
(3) For the period May 14, 1999 (commencement of sale) to December 31, 1999.
(4) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Frank Russell Investment Company

Notes to Statement of Net Assets -- October 31, 2002

--------------------------------------------------------------------------------



Footnotes:
(AE) Nonincome-producing security.
(o) Real Estate Investment Trust (REIT).
(S) Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(y)  Rate noted is yield-to-maturity from date of acquisition.
(c) At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)  Forward commitment.
(p)  Perpetual floating rate security.
(u) Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(O)  In default.
(a) Currency totaling $300,000 were held as collateral in connection with futures contracts purchased (sold).
(*) All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(C)  At net asset value.

Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso        GBP - British pound sterling PHP - Philippine peso
AUD - Australian dollar     HKD - Hong Kong dollar       PLN - Polish zloty
BRL - Brazilian real        HUF - Hungarian forint       RUB - Russian ruble
CAD - Canadian dollar       IDR - Indonesian rupiah      SEK - Swedish krona
CHF - Swiss franc           ILS - Israeli shekel         SGD - Singapore dollar
CLP - Chilean peso          INR - Indian rupee           SKK - Slovakian koruna
CNY - Chinese renminbi yuan ITL - Italian lira           THB - Thai baht
COP - Columbian peso        JPY - Japanese yen           TRL - Turkish lira
CRC - Costa Rica colon      KES - Kenyan schilling       USD - United States dollar
CZK - Czech koruna          KRW - South Korean won       VEB - Venezuelan bolivar
DKK - Danish krone          MXN - Mexican peso           VND - Vietnam dong
EGP - Egyptian pound        MYR - Malaysian kinggit      ZAR - South African rand
EUR - Euro                  PEN - Peruvian nouveau sol

Frank Russell Investment Company

Notes to Financial Statements -- October 31, 2002

--------------------------------------------------------------------------------

1. Organization
   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. Significant Accounting Policies
   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   Security valuation

   United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments purchased by the Funds and maturing within 60 days are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted for using the interest method.

   Federal income taxes

   As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   Dividends and distributions to shareholders

   For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

Frank Russell Investment Company

Notes to Financial Statements, continued -- October 31, 2002

--------------------------------------------------------------------------------


   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

   Expenses

   The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund or Class are allocated among all Funds and/or Classes principally based on their relative net assets.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

 (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

 (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying

Frank Russell Investment Company

Notes to Financial Statements, continued -- October 31, 2002

--------------------------------------------------------------------------------

  securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Equity Income, Equity III and Select Value Funds may enter into swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

Frank Russell Investment Company

Notes to Financial Statements, continued -- October 31, 2002

--------------------------------------------------------------------------------


3. Investment Transactions
   Securities

   During the fiscal year ended October 31, 2002, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                   Purchases      Sales
                    ---------------------------------------
                    Equity Income $108,408,133 $116,348,316
                    Equity III      68,728,160   83,125,726
                    Select Value    87,461,419   67,561,772

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of October 31, 2002, the value of outstanding securities on loan and the value of collateral amounted to as follows:

                                     Value of       Value of
                                Securities on Loan Collateral
                  -------------------------------------------
                  Equity Income           $  8,455   $  8,658
                  Equity III                34,829     35,596
                  Select Value             280,385    285,638

   As of October 31, 2002, the cash collateral received for the securities on loan are invested as follows:

                                      FRIC     Deutsche Bank
                                  Money Market IDA Fund (1)
                    ----------------------------------------
                    Equity Income     $  6,497       $ 2,160
                    Equity III          26,710         8,879
                    Select Value       214,319        71,242

 (1) The Deutsche Bank IDA Fund investment balance includes pending items that account for the difference between the total amount invested and the total cash collateral amount.

4. Related Parties
   Advisor and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of the Investment Company not presented herein). As of October 31, 2002, $809,265,969 of the Money Market Fund's net assets represents investments by these Funds and other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $595,000,000 is invested in the Money Market Fund.

Frank Russell Investment Company

Notes to Financial Statements, continued -- October 31, 2002

--------------------------------------------------------------------------------

   The advisory and administrative fees are based upon the average daily net assets of each Fund and the rates specified in the table below. Prior to April 8, 2002, FRIMCo reduced its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund.

                                         Annual Rate
                                    Advisor Administrator
                      -----------------------------------
                      Equity Income  0.75%      0.05%
                      Equity III     0.55       0.05
                      Select Value   0.70       0.05

   The Advisor has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for the Select Value Fund, and to reimburse the Fund to the extent that Fund level expenses exceed 0.73% of the Fund's average daily net assets on an annual basis. The total amount of the waiver for the fiscal year ended October 31, 2002 was $316,894. There were no reimbursements for the fiscal year ended October 31, 2002.

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the fiscal year ended October 31, 2002, the Fund's custodian fees were reduced by the following amounts under these arrangements:

                          Underlying Funds Amount Paid
                          ----------------------------
                           Equity Income          $ 95
                           Equity III              102
                           Select Value            134

   Analytic services

   Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the Advisor. Total fees for the Funds reported herein for the fiscal year ended October 31, 2002 were $32,083.

   Transfer agent

   The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds reported herein for the fiscal year ended October 31, 2002 were $446,709.

   In addition, FRIMCo has contractually agreed to waive a portion of its transfer agency fees to the extent that those fees would affect "Other Expenses" of certain Funds by one basis point or more. The total transfer agent fee waiver for the fiscal year ended October 31, 2002 were as follows:

                                           TA Fee
                           Fund         Waiver Amount
                           --------------------------
                           Select Value       $11,443

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, an amount for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C and Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

Frank Russell Investment Company

Notes to Financial Statements, continued -- October 31, 2002

--------------------------------------------------------------------------------


   Brokerage commissions

   The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Amounts retained by Frank Russell Securities, Inc. for the fiscal year ended October 31, 2002 were as follows:

                          Underlying Funds     Amount
                          ----------------------------
                          Equity Income        $ 4,916
                          Equity III             6,578
                          Select Value          11,851

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   Board of Trustees

   The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year, $5,000 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, $2,000 for each Joint Audit Committee meeting or Nominating and Governance Committee meeting attended in person. The Trustee will receive a $500 fee for attending the meetings by phone instead of receiving the full fee had the member attended in person. Out of pocket expenses are also paid by the Investment Company. The Lead Trustee is paid a fee of $10,000 per year, and each Committee Chair is paid a fee of $6,000 per year.

5. Federal Income Taxes
   At October 31, 2002, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                         10/31/08    10/31/09   10/31/10     Totals
          ------------------------------------------------------------
          Equity Income $11,599,781 $  451,724 $ 2,518,343 $14,569,848
          Equity III      9,236,773         --          --   9,236,773
          Select Value           --  4,530,474  10,676,285  15,206,759

   At October 31, 2002, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                       Equity Income   Equity III  Select Value
--------------------------------------------------------------------------------
Cost of Investments                     $ 88,000,218  $51,654,950  $ 78,743,144
                                       =============  ===========  ============
Unrealized Appreciation                 $  8,829,658  $ 1,931,253  $  3,150,443
Unrealized Depreciation                  (15,564,080)  (2,894,398)   (9,411,800)
                                       -------------  -----------  ------------
Net Unrealized Appreciation
  (Depreciation)                        $ (6,734,422) $  (963,145) $ (6,261,357)
                                       =============  ===========  ============
Undistributed Ordinary Income           $         --  $        --  $      6,746
Undistributed Long-Term Capital Gains
  (Capital Loss Carryforward)           $(14,569,848) $(9,236,773) $(15,206,759)

Tax Composition of Distributions:

Ordinary Income                         $    522,165  $   755,480  $    767,479
Long-Term Capital Gains                 $         --  $        --  $         --
Tax Return of Capital                   $    273,478  $        --  $         --

Frank Russell Investment Company

Notes to Financial Statements, continued -- October 31, 2002

--------------------------------------------------------------------------------

6. Fund Share Transactions
   Share transactions for the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                                      Shares                     Dollars (000)
                                                 2002            2001           2002          2001
---------------------------------------------------------------------------------------------------------
Equity Income
  Class C
  Proceeds from shares sold                       86,583           9,306      $  2,655      $    319
  Proceeds from reinvestment of distributions        100              --             2            --
  Payments for shares redeemed                   (16,367)         (3,269)         (494)         (113)
                                              ----------      ----------      --------      --------
  Net increase (decrease)                         70,316           6,037         2,163           206
                                              ----------      ----------      --------      --------
  Class E
  Proceeds from shares sold                       22,994          34,360           710         1,224
  Proceeds from reinvestment of distributions        234              88             7             3
  Payments for shares redeemed                   (10,327)        (34,247)         (283)       (1,216)
                                              ----------      ----------      --------      --------
  Net increase (decrease)                         12,901             201           434            11
                                              ----------      ----------      --------      --------
  Class S
  Proceeds from shares sold                      739,870       1,194,923        23,100        41,620
  Proceeds from reinvestment of distributions     23,614          18,288           687           623
  Payments for shares redeemed                (1,204,745)     (1,881,238)      (37,165)      (64,995)
                                              ----------      ----------      --------      --------
  Net increase (decrease)                       (441,261)       (668,027)      (13,378)      (22,752)
                                              ----------      ----------      --------      --------
  Total increase (decrease)                     (358,044)       (661,789)     $(10,781)     $(22,535)
                                              ==========      ==========      ========      ========

Equity III
  Class E
  Proceeds from shares sold                       17,499          18,005      $    396      $    455
  Proceeds from reinvestment of distributions      1,177           1,691            25            42
  Payments for shares redeemed                   (96,188)        (82,674)       (2,192)       (2,049)
                                              ----------      ----------      --------      --------
  Net increase (decrease)                        (77,512)        (62,978)       (1,771)       (1,552)
                                              ----------      ----------      --------      --------
  Class I
  Proceeds from shares sold                      713,419       1,816,884        15,799        46,104
  Proceeds from reinvestment of distributions     27,907          32,910           592           808
  Payments for shares redeemed                (1,554,744)     (3,388,076)      (35,241)      (85,430)
                                              ----------      ----------      --------      --------
  Net increase (decrease)                       (813,418)     (1,538,282)      (18,850)      (38,518)
                                              ----------      ----------      --------      --------
  Total net increase (decrease)                 (890,930)     (1,601,260)     $(20,621)     $(40,070)
                                              ==========      ==========      ========      ========

Frank Russell Investment Company

Notes to Financial Statements, continued -- October 31, 2002

--------------------------------------------------------------------------------

6. Fund Share Transactions (continued)

                                                      Shares                   Dollars (000)
                                                 2002            2001          2002          2001
-------------------------------------------------------------------------------------------------------
Select Value (a)
  Class C
  Proceeds from shares sold                      130,424        223,038      $  1,117      $ 2,153
  Proceeds from reinvestment of distributions        239            181             3            2
  Payments for shares redeemed                   (69,251)        (6,468)         (605)         (55)
                                              ----------      ---------      --------      -------
  Net increase (decrease)                         61,412        216,751           515        2,100
                                              ----------      ---------      --------      -------
  Class E
  Proceeds from shares sold                      179,451        394,890         1,483        3,786
  Proceeds from reinvestment of distributions      3,425            811            28            7
  Payments for shares redeemed                  (108,225)       (25,822)         (825)        (250)
                                              ----------      ---------      --------      -------
  Net increase (decrease)                         74,651        369,879           686        3,543
                                              ----------      ---------      --------      -------
  Class I
  Proceeds from shares sold                    1,688,127      3,434,442        14,913       33,635
  Proceeds from reinvestment of distributions     30,461         19,957           251          180
  Payments for shares redeemed                  (398,266)       (58,864)       (3,014)        (515)
                                              ----------      ---------      --------      -------
  Net increase (decrease)                      1,320,322      3,395,535        12,150       33,300
                                              ----------      ---------      --------      -------
  Class S
  Proceeds from shares sold                    1,861,114      3,961,683        16,038       38,602
  Proceeds from reinvestment of distributions     43,099         24,255           356          216
  Payments for shares redeemed                (1,303,030)      (317,533)      (10,869)      (2,826)
                                              ----------      ---------      --------      -------
  Net increase (decrease)                        601,183      3,668,405         5,525       35,992
                                              ----------      ---------      --------      -------
  Total net increase (decrease)                2,057,568      7,650,570      $ 18,876      $74,935
                                              ==========      =========      ========      =======

 (a) Share transactions for all Classes are for the period January 31, 2001 (commencement of operations) to October 31, 2001.

7. Line of Credit
   Each of the Funds of the Investment Company share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 26, 2002. The Funds did not have any drawdowns for the year ended October 31, 2002.

8. Beneficial Interest
   As of October 31, 2002, the following table includes each shareholder with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                          %    %    %
                        -------------------------------
                        Equity Income    19.3   --   --
                        Equity III       47.7   --   --
                        Select Value     52.4 20.7 16.6

Frank Russell Investment Company

Notes to Financial Statements, continued -- October 31, 2002

--------------------------------------------------------------------------------

9. Dividends
   On December 12, 2002, the Funds declared the following dividends from net investment income and capital gains, respectively, payable on December 17, 2002 to shareholders on record December 13, 2002.

                               Net Investment  Short-Term     Long-Term
                                   Income     Capital Gains Capital Gains
       ------------------------------------------------------------------
       Equity Income - Class C        $0.0200           $--           $--
       Equity Income - Class E         0.0662            --            --
       Equity Income - Class S         0.0823            --            --
       Equity III - Class E            0.0936            --            --
       Equity III - Class I            0.1054            --            --
       Select Value - Class C          0.0082            --            --
       Select Value - Class E          0.0222            --            --
       Select Value - Class I          0.0280            --            --
       Select Value - Class S          0.0264            --            --

Report of Independent Accountants

To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each series of Frank Russell Investment Company (in this report comprised of Equity Income, Equity III and Select Value (the "Funds")) at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

[GRAPHIC]

Seattle, Washington
December 16, 2002

Frank Russell Investment Company
Institutional Funds

Disclosure of Information about Fund Directors -- October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 31 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.


                                                                                                 No. of
                                                                                               Portfolios
                                                                                               in Russell
                          Position(s) Held                                                        Fund
         Name,             with Fund and            Term           Principal Occupation(s)      Complex         Other
         Age,                Length of               of                  During the             Overseen  Directorships Held
        Address             Time Served            Office               Past 5 Years           by Trustee     by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr., Trustee Emeritus    Appointed until    . Currently, Chairman              36     None
 Born July 3, 1932       and Chairman        successor is duly    Emeritus, FRC
                         Emeritus since 1999 elected and        . Currently, Chairman
 909 A Street                                qualified            Emeritus, FRIC and RIF
 Tacoma, Washington                                             . From 1984 to December 1998,
 98402-1616                                                       Chairman of the Board of
                                                                  FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,       Trustee since 1987  Appointed until    . Vice Chairman, FRC;              36     . Trustee, The
 Born April 22, 1939                         successor is duly  . Chairman of the Board,                    SSgA Funds
                                             elected and          Trustee, FRIC and RIF;                    (investment
 909 A Street                                qualified          . CEO and Chairman of the                   company);
 Tacoma, Washington                                               Board, Russell Fund
 98402-1616              Chairman of the     Until successor is   Distributors, Inc. and
                         Board since 1999    chosen and           FRIMCo;
                                             qualified by       . Trustee, President and
                                             trustees             Chairman of the Board, SSgA
                                                                  Funds (investment company)
                                                                  Trustee and Chairman of the
                                                                  Board, Frank Russell Trust
                                                                  Company
                                                                . Until October 2002,
                                                                  President and CEO, FRIC and
                                                                  RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
*Michael J.A. Phillips,  Trustee since       Appointed until    . Chairman of the Board,           36     None
 Born January 20, 1948   January 2, 2002     successor is duly    President and CEO, FRC
                                             elected and        . Trustee, FRIC and RIF
 909 A Street                                qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,        Trustee since 1984  Appointed until    . 1996 to present, President,      36     None
Born October 15, 1931                        successor is duly    Anderson Management Group
                                             elected and          LLC (private investments
909 A Street                                 qualified            consulting)
Tacoma, Washington
98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,       Trustee since 1985  Appointed until    . Retired since 1997               36     None
Born December 1, 1919                        successor is duly  . Until 1997, President, Paul
                                             elected and          Anton and Associates
909 A Street                                 qualified            (Marketing Consultant on
Tacoma, Washington                                                emerging international
98402-1616                                                        markets for small
                                                                  corporations)
----------------------------------------------------------------------------------------------------------------------------

* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

Frank Russell Investment Company
Institutional Funds

Disclosure of Information about Fund Directors, continued -- October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------


                                                                                               No. of
                                                                                             Portfolios
                                                                                             in Russell
                          Position(s) Held                                                      Fund
         Name,             with Fund and          Term           Principal Occupation(s)      Complex         Other
         Age,                Length of             of                  During the             Overseen  Directorships Held
        Address             Time Served          Office               Past 5 Years           by Trustee     by Trustee
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
--------------------------------------------------------------------------------------------------------------------------
William E. Baxter,       Trustee since 1984 Appointed until   . Retired since 1986               36     None
Born June 8, 1925                           successor is duly
909 A Street                                elected and
Tacoma, Washington                          qualified
98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Kristianne Blake,        Trustee since 2000 Appointed until   . President, Kristianne Gates      36     . Trustee,
Born January 22, 1954                       successor is duly   Blake, P.S. (accounting                  WM Group of
909 A Street                                elected and         services)                                Funds
Tacoma, Washington                          qualified                                                    (investment
98402-1616                                                                                               company);
                                                                                                        . Director,
                                                                                                         Avista Corp.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,         Trustee since 1984 Appointed until   . Retired since 1995               36     None
Born October 6, 1930                        successor is duly
909 A Street                                elected and
Tacoma, Washington                          qualified
98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,       Trustee since 1984 Appointed until   . Retired since 1981               36     None
Born May 5, 1926                            successor is duly
909 A Street                                elected and
Tacoma, Washington                          qualified
98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr. Trustee since 2000 Appointed until   . Currently, President,            36     None
Born December 21, 1955                      successor is duly   Simpson Investment Company
909 A Street                                elected and         and several additional
Tacoma, Washington                          qualified           subsidiary companies,
98402-1616                                                      including Simpson Timber
                                                                Company, Simpson Paper
                                                                Company and Simpson Tacoma
                                                                Kraft Company
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Julie W. Weston          Trustee since 2002 Appointed until   . Retired since 2000 1997 to       36     None
Born October 2, 1943                        successor is duly   2000, Arbitrator, The
909 A Street                                elected and         American Arbitration
Tacoma, Washington                          qualified           Association Commercial
98402-1616                                                      Panel 1995 to 1999, Hearing
                                                                Officer, University of
                                                                Washington 1987 to 1997,
                                                                Consulting Attorney
--------------------------------------------------------------------------------------------------------------------------

Frank Russell Investment Company
Institutional Funds

Disclosure of Information about Fund Directors, continued -- October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------



                        Position(s) Held
        Name,            with Fund and            Term                Principal Occupation(s)
        Age,               Length of               of                       During the
       Address            Time Served            Office                    Past 5 Years
------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------
Mark E. Swanson,       Treasurer and Chief Until successor is . Treasurer and Chief Accounting
Born November 26, 1963 Accounting Officer  chosen and           Officer, FRIC and RIF 1996 to present,
                       since 1998          qualified by       . Director, Funds Administration,
909 A Street                               Trustees             FRIMCo and Frank Russell Trust Company
Tacoma, Washington                                            . Treasurer, SSgA Funds (investment
98402-1616                                                      company);
                                                              . Manager, Funds Accounting and Taxes,
                                                                Russell Fund Distributors, Inc.
                                                              . April 1996 to August 1998, Assistant
                                                                Treasurer, FRIC and RIF; November
                                                                1995 to July 1998, Assistant
                                                                Secretary, SSgA Funds; February 1997
                                                                to July 1998, Manager, Funds
                                                                Accounting and Taxes, FRIMCo
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Randall P. Lert,       Director of         Until removed by   . Director of Investments, FRIC and RIF
Born October 3, 1953   Investments since   Trustees           . Chief Investment Officer, Frank
                       1991                                     Russell Trust Company
909 A Street                                                  . Director, FRIMCo and Russell Fund
Tacoma, Washington                                              Distributors, Inc.
98402-1616
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Karl J. Ege,           Secretary and       Until removed by   . Secretary and General Counsel, FRIC,
Born October 8, 1941   General Counsel     Trustees             RIF, FRIMCo
                       since 1994                             . Frank Russell Trust Company and
909 A Street                                                    Russell Fund Distributors, Inc.
Tacoma, Washington                                            . Director, Secretary and General
98402-1616                                                      Counsel, Frank Russell Capital Inc.
                                                              . Director and Secretary, Russell 20-20
                                                                Association
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Mark D. Amberson       Director of Short-  Until removed by   . Director of Short-Term Investment
Born July 20, 1960     Term Investment     Trustees             Funds, FRIC, RIF, FRIMCo and Frank
                       Funds since 2001                         Russell Trust Company
909 A Street                                                  . From 1991 to 2001, Portfolio Manager,
Tacoma, Washington                                              FRIC, RIF, FRIMCo and Frank Russell
98402-1616                                                      Trust Company
------------------------------------------------------------------------------------------------------

Frank Russell Investment Company
Institutional Funds

Matter Submitted to a Vote of Shareholders -- October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Frank Russell Investment Company ("the Investment Company") held at 909 A Street, Tacoma, Washington held on December 13, 2001.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

The result of each vote accompany the description of each matter

   1. Election of Trustees.
   Vote:

                                           For             Abstain
                                    -----------------   -------------
           Kristianne Blake         2,411,474,404.404   8,451,167.148
           Raymond P. Tennison, Jr. 2,411,476,320.327   8,449,251.225

   2. To amend the Equity Income and Equity III Funds' fundamental investment objective such that such Funds will seek to provide capital appreciation.
   Vote:

                                  For       Against    Abstain
                             ------------- ---------- ----------
               Equity Income 1,110,057.494 52,288.333 56,325.990
               Equity III    1,938,339.173    722.982  4,692.000

   3.a To amend the fundamental investment restriction regarding borrowing.
   Vote:

                                  For        Against    Abstain
                             ------------- ----------- ----------
               Equity Income 1,076,413.899 120,100.013 22,157.905
               Equity III    1,738,364.973 200,697.182  4,692.000
               Select Value  6,242,607.336  17,766.080      0.000

   3.b To amend the fundamental investment restriction regarding underwriting.
   Vote:

                                  For       Against    Abstain
                             ------------- ---------- ----------
               Equity Income 1,157,480.666 39,485.357 21,705.794
               Equity III    1,938,339.173    722.982  4,692.000
               Select Value  6,260,373.416      0.000      0.000

   3.c To amend the fundamental investment restriction regarding lending.
   Vote:

                                  For       Against    Abstain
                             ------------- ---------- ----------
               Equity Income 1,166,632.794 29,258.224 22,780.799
               Equity III    1,929,727.173  9,334.982  4,692.000
               Select Value  6,255,463.416  4,910.000      0.000

   3.d To amend the fundamental investment restriction regarding investing in commodities.
   Vote:

                                  For        Against    Abstain
                             ------------- ----------- ----------
               Equity Income 1,042,871.729 154,045.055 21,755.033
               Equity III    1,738,364.973 200,697.182  4,692.000
               Select Value  6,247,871.246  12,502.170      0.000

Frank Russell Investment Company
Institutional Funds

Matter Submitted to a Vote of Shareholders, continued -- October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

   3.e To amend the fundamental investment restriction regarding issuing senior securities.
   Vote:

                                  For        Against    Abstain
                             ------------- ----------- ----------
               Equity Income 1,143,490.441  53,185.010 21,996.366
               Equity III    1,767,610.173 171,451.982  4,692.000
               Select Value  6,247,871.246  12,502.170      0.000

   3.f To amend the fundamental investment restriction regarding industry concentration.
   Vote:

                                  For       Against    Abstain
                             ------------- ---------- ----------
               Equity Income 1,113,294.835 82,504.949 22,872.033
               Equity III    1,909,093.973 29,968.182  4,692.000
               Select Value  6,249,572.416 10,801.000      0.000

   5.a To eliminate the fundamental investment restriction regarding making investments in companies for the purpose of exercising control or management.
   Vote:

                                  For        Against    Abstain
                             ------------- ----------- ----------
               Equity Income 1,056,722.999 141,044.428 20,904.390
               Equity III    1,900,481.973  38,580.182  4,692.000
               Select Value  6,251,462.416   8,911.000      0.000

   5.b To eliminate the fundamental investment restriction regarding purchasing securities on margin and making short sales.
   Vote:

                                  For        Against    Abstain
                             ------------- ----------- ----------
               Equity Income 1,060,668.979 137,099.448 20,903.390
               Equity III    1,901,783.973  37,278.182  4,692.000
               Select Value  6,249,572.416  10,801.000      0.000

   5.c To eliminate the fundamental investment restriction regarding purchasing securities of other investment companies.
   Vote:

                                  For       Against    Abstain
                             ------------- ---------- ----------
               Equity Income 1,160,529.244 36,318.850 21,823.723
               Equity III    1,937,037.173  2,024.982  4,692.000
               Select Value  6,254,482.416  5,891.000      0.000

   5.d To eliminate the fundamental investment restriction regarding investments in options.
   Vote:

                                  For        Against    Abstain
                             ------------- ----------- ----------
               Equity Income 1,074,522.591 123,048.503 21,100.723
               Equity III    1,901,783.973  37,278.182  4,692.000
               Select Value  6,260,373.416       0.000      0.000

   5.e To eliminate the fundamental investment restriction regarding participating in joint trading accounts.
   Vote:

                                  For        Against    Abstain
                             ------------- ----------- ----------
               Equity Income 1,138,143.886  59,691.541 20,836.390
               Equity III    1,774,920.173 164,141.982  4,692.000
               Select Value  6,258,672.246   1,701.170      0.000

Frank Russell Investment Company
Institutional Funds

Matter Submitted to a Vote of Shareholders, continued -- October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

   5.f To eliminate the fundamental investment restriction regarding purchases or sales of portfolio securities involving affiliates.
   Vote:

                                  For       Against    Abstain
                             ------------- ---------- ----------
               Equity Income 1,172,296.729 24,444.365 21,930.723
               Equity III    1,931,029.173  8,032.982  4,692.000
               Select Value  6,252,444.416  7,929.000      0.000

   5.g To eliminate the fundamental investment restriction regarding diversification of investments and regarding acquiring more than certain percentages of the securities of any one issuer.
   Vote:

                                  For        Against    Abstain
                             ------------- ----------- ----------
               Equity Income 1,031,321.942 132,127.885 55,221.990
               Equity III    1,745,674.973 193,387.182  4,692.000
               Select Value  6,244,851.246  15,522.170      0.000

Institutional Funds
Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

--------------------------------------------------------------------------------


Trustees
 Lynn L. Anderson, Chairman
 Paul E. Anderson
 Paul Anton, PhD
 William E. Baxter
 Kristianne Blake
 Lee C. Gingrich
 Eleanor W. Palmer
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Julie W. Weston

Trustees Emeritus
 George F. Russell, Jr.

Officers
 Lynn L. Anderson, Chairman of the Board
 Leonard P. Brennan, President and Chief Executive Officer
 Karl Ege, Secretary and General Counsel
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Mark Amberson, Director of Short Term Investment Funds
 Randall P. Lert, Director of Investments
 Sharon L. Hammel, Director of Portfolio Implementation
 Gregory J. Lyons, Assistant Secretary and Associate General Counsel Deedra S. Walkey, Assistant Secretary
 Mary Beth Rhoden, Assistant Secretary
 Greg S. Korte, Assistant Treasurer
 David J. Craig, Assistant Treasurer
 Stephen J. Meyer, Assistant Treasurer
 Amy L. Osler, Assistant Secretary

Manager, Transfer and Dividend Paying Agent
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

Consultant
 Frank Russell Company
 909 A Street
 Tacoma, WA 98402

Custodian
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

Office of Shareholder Inquiries
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

Legal Counsel
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

Distributor
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

Independent Accountants
 PricewaterhouseCoopers LLP
 1420 5th Avenue
 Suite 1900
 Seattle, WA 98101

Money Managers

Equity Income Fund
 Barclays Global Fund Advisors, San Francisco, CA
 Brandywine Asset Management, LLC, Wilmington, DE
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT

Equity III Fund
 Barclays Global Fund Advisors, San Francisco, CA
 Brandywine Asset Management, LLC, Wilmington, DE
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT

Select Value Fund
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA
 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

[LOGO OF FRANK RUSSELL COMPANY]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED JULY 8, 2003

                               SELECT VALUE FUND
               (a sub-trust of Frank Russell Investment Company)

                       to acquire the assets of each of

                            EQUITY INCOME FUND AND
                                EQUITY III FUND
            (each, a sub-trust of Frank Russell Investment Company)

                                 909 A Street
                           Tacoma, Washington 98402
                                1-800-787-7354

   This Statement of Additional Information relates specifically to the reorganizations of Equity Income Fund and Equity III Fund, each a series of Frank Russell Investment Company (each a "Target Fund") into Select Value Fund, also a series of Frank Russell Investment Company (the "Acquiring Fund"). Pursuant to these reorganizations, the Acquiring Fund would acquire all or substantially all of the assets and all of the liabilities of each Target Fund, and Acquiring Fund shares would be distributed pro rata by each Target Fund to the holders of its shares, in complete liquidation of the Target Fund.

   This Statement of Additional Information consists of this cover page and the following documents, certain of which are incorporated by reference herein as indicated below:


1. The Statement of Additional Information dated February 28, 2003, as supplemented June 25, 2003 of the Target Funds and the Acquiring Fund, included in Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of Frank Russell Investment Company, previously filed on EDGAR on February 27, 2003, (SEC File Nos. 2-71299/811-3153).


2. The audited financial statements of Equity III Fund and the Acquiring Fund included in the Institutional Funds Annual Report of Frank Russell Investment Company for the fiscal year ended October 31, 2002, previously filed on EDGAR on January 6, 2003.

3. The unaudited financial statements of Equity III Fund and the Acquiring Fund included in the Institutional Funds Semi-Annual Report of Frank Russell Investment Company for the six months ended April 30, 2003, previously filed on EDGAR on June [ ], 2003.

4. The audited financial statements of Equity Income Fund and the Acquiring Fund included in the Russell Funds Annual Report of Frank Russell Investment Company for the fiscal year ended October 31, 2002, previously filed on EDGAR on January 6, 2003.

5. The unaudited financial statements of Equity Income Fund and the Acquiring Fund included in the Russell Funds Semi-Annual Report of Frank Russell Investment Company for the six months ended April 30, 2003, previously filed on EDGAR on June [ ], 2003.

6. The pro forma condensed financial statements and schedules of the Target Funds and the Acquiring Fund required by Rule 11-01 of Regulation S-X are filed herein.

   This Statement of Additional Information dated July 8, 2003 is not a prospectus. A Prospectus/Proxy Statement dated July 8, 2003 relating to the above-referenced matters may be obtained from the Acquiring Fund or the Target Funds at the addresses and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                                     SAI-1

Pro Forma Condensed Financial Statements and Notes to the Pro Forma Condensed Financial Statements


   Presented below are three sets of pro forma condensed financial statements relating to the following: (1) Value Fund pro forma to give effect to the Equity Income Reorganization; (2) Value Fund pro forma to give effect to the Equity III Reorganization; and (3) Value Fund pro forma to give effect to both Reorganizations. The pro forma financial statements show you what the Value Fund financial statements would have looked like had the Reorganizations already occurred as of the dates specified in the Notes. For further information regarding the Reorganizations, please carefully read Proposals 1 and 2 of the Proxy Statement.





             Value Fund Pro Forma for Equity Income Reorganization



   Pro Forma Condensed Statement of Assets and Liabilities--October 31, 2002
                                  (Unaudited)



    Amounts in thousands (except per share amounts and shares outstanding)


                                                                        Equity     Pro Forma     Value
                                                             Value      Income    Adjustments  Pro Forma
                                                          ----------  ----------  ----------- -----------
Investments, at identified cost.......................... $   78,789  $   90,384              $   169,173
                                                          ----------  ----------              -----------
Investments, at market................................... $   72,482  $   81,266              $   153,748
Other assets.............................................        769       1,139                    1,908
                                                          ----------  ----------              -----------
Total Assets.............................................     73,251      82,405                  155,656
Total Liabilities/a/.....................................        901       1,201          39        2,141
                                                          ----------  ----------  ----------  -----------
Net Assets............................................... $   72,350  $   81,204  $      (39) $   153,515
                                                          ==========  ==========  ==========  ===========
Net Assets Consist of:
Undistributed net investment income...................... $        7  $       --              $         7
Accumulated net realized gain (loss).....................    (15,224)    (12,228)             $   (27,452)
Unrealized appreciation (depreciation)...................     (6,244)     (9,076)             $   (15,320)
Shares of beneficial interest............................         97          31              $       128
Additional paid-in capital...............................     93,714     102,477         (39) $   196,152
                                                          ----------  ----------  ----------  -----------
Net Assets............................................... $   72,350  $   81,204  $      (39) $   153,515
                                                          ==========  ==========  ==========  ===========
Net Asset Value, offering and redemption price per share:
Class C:
   Net asset value per share............................. $     7.41  $    25.83         n/a  $      7.41
   Net assets/b/......................................... $    2,061  $    2,701  $       (2) $     4,760
   Shares outstanding ($.01 par value)/c/................    278,163     104,534     259,650      642,347
Class E:
   Net asset value per share............................. $     7.46  $    26.11         n/a  $      7.46
   Net assets/b/......................................... $    3,314  $    1,118  $       (1) $     4,431
   Shares outstanding ($.01 par value)/c/................    444,530      42,789     106,880      594,199
Class I:
   Net asset value per share............................. $     7.46  $       --         n/a  $      7.46
   Net assets/b/......................................... $   35,169  $       --  $       --  $    35,169
   Shares outstanding ($.01 par value)/c/................  4,715,857          --          --    4,715,857
Class S:
   Net asset value per share............................. $     7.45  $    25.96         n/a  $      7.45
   Net assets/b/......................................... $   31,805  $   77,387  $      (37) $   109,155
   Shares outstanding ($.01 par value)/c/................  4,269,588   2,981,179   7,401,357   14,652,124

--------

a Pro Forma Liabilities have been adjusted to reflect anticipated costs of the Reorganizations that will be borne directly by the Funds.


b Pro Forma Net Assets have been adjusted to reflect anticipated costs of the Reorganizations that will be borne directly by the Funds.


c Pro Forma shares outstanding have been adjusted to reflect the impact of the lower Net Asset Value per share of the Value Fund.



 See accompanying notes which are an integral part of the pro forma condensed financial statements.

              Value Fund Pro Forma for Equity III Reorganization



   Pro Forma Condensed Statement of Assets and Liabilities--October 31, 2002
                                  (Unaudited)



    Amounts in thousands (except per share amounts and shares outstanding)


                                                                                   Pro Forma     Value
                                                             Value    Equity III  Adjustments  Pro Forma
                                                          ----------  ----------  ----------- -----------
Investments, at identified cost.......................... $   78,789  $   55,594              $   134,383
                                                          ----------  ----------              -----------
Investments, at market................................... $   72,482  $   50,692              $   123,174
Other assets.............................................        769         649                    1,418
                                                          ----------  ----------              -----------
Total Assets.............................................     73,251      51,341                  124,592
Total Liabilities/a/.....................................        901       1,798          24        2,723
                                                          ----------  ----------  ----------  -----------
Net Assets............................................... $   72,350  $   49,543  $      (24) $   121,869
                                                          ==========  ==========  ==========  ===========
Net Assets Consist of:
Undistributed net investment income...................... $        7  $       --              $         7
Accumulated net realized gain (loss).....................    (15,224)     (5,357)                 (20,581)
Unrealized appreciation (depreciation)...................     (6,244)     (4,843)                 (11,087)
Shares of beneficial interest............................         97          27                      124
Additional paid-in capital...............................     93,714      59,716         (24)     153,406
                                                          ----------  ----------  ----------  -----------
Net Assets............................................... $   72,350  $   49,543  $      (24) $   121,869
                                                          ==========  ==========  ==========  ===========
Net Asset Value, offering and redemption price per share:
Class C:
   Net asset value per share............................. $     7.41         n/a         n/a  $      7.41
   Net assets/b/......................................... $    2,061  $       --  $       --  $     2,061
   Shares outstanding ($.01 par value)/c/................    278,163          --          --      278,163
Class E:
   Net asset value per share............................. $     7.46  $    18.61         n/a  $      7.46
   Net assets/b/......................................... $    3,314  $    1,860  $       (1) $     5,173
   Shares outstanding ($.01 par value)/c/................    444,530      99,931     149,217      693,678
Class I:
   Net asset value per share............................. $     7.46  $    18.60         n/a  $      7.46
   Net assets/b/......................................... $   35,169  $   47,684  $      (23) $    82,830
   Shares outstanding ($.01 par value)/c/................  4,715,857   2,563,027   3,825,854   11,104,738
Class S:
   Net asset value per share............................. $     7.45         n/a         n/a  $      7.45
   Net assets/b/......................................... $   31,806  $       --  $       --  $    31,806
   Shares outstanding ($.01 par value)/c/................  4,269,588          --          --    4,269,588

--------

a Pro Forma Liabilities have been adjusted to reflect anticipated costs of the Reorganizations that will be borne directly by the Funds.


b Pro Forma Net Assets have been adjusted to reflect anticipated costs of the Reorganizations that will be borne directly by the Funds.


c Pro Forma shares outstanding have been adjusted to reflect the impact of the lower Net Asset Value per share of the Value Fund.



 See accompanying notes which are an integral part of the pro forma condensed financial statements.

                 Value Fund Pro Forma for both Reorganizations



   Pro Forma Condensed Statement of Assets and Liabilities--October 31, 2002
                                  (Unaudited)



    Amounts in thousands (except per share amounts and shares outstanding)



                                                                         Equity     Pro Forma     Value
                                                  Value    Equity III    Income    Adjustments  Pro Forma
                                               ----------  ----------  ----------  ----------- -----------
Investments, at identified cost............... $   78,789  $   55,594  $   90,384              $   224,767
                                               ----------  ----------  ----------              -----------
Investments, at market........................ $   72,482  $   50,692  $   81,266              $   204,440
Other assets..................................        769         649       1,139                    2,557
                                               ----------  ----------  ----------              -----------
Total Assets..................................     73,251      51,341      82,405                  206,997
Total Liabilities/a/..........................        901       1,798       1,201          63        3,963
                                               ----------  ----------  ----------  ----------  -----------
Net Assets.................................... $   72,350  $   49,543  $   81,204  $      (63) $   203,034
                                               ==========  ==========  ==========  ==========  ===========
Net Assets Consist of:
Undistributed net investment income........... $        7  $       --  $       --              $         7
Accumulated net realized gain (loss)..........    (15,224)     (5,357)    (12,228)                 (32,809)
Unrealized appreciation (depreciation)........     (6,244)     (4,843)     (9,076)                 (20,163)
Shares of beneficial interest.................         97          27          31                      155
Additional paid-in capital....................     93,714      59,716     102,477         (63)     255,844
                                               ----------  ----------  ----------  ----------  -----------
Net Assets.................................... $   72,350  $   49,543  $   81,204  $      (63) $   203,034
                                               ==========  ==========  ==========  ==========  ===========
Net Asset Value, offering and redemption price
  per share:
Class C:
   Net asset value per share.................. $     7.41  $       --  $    25.83         n/a  $      7.41
   Net assets/b/.............................. $    2,061  $       --  $    2,701  $       (2) $     4,760
   Shares outstanding ($.01 par value)/c/.....    278,163          --     104,534     259,650      642,347
Class E:
   Net asset value per share.................. $     7.46  $    18.61  $    26.11         n/a  $      7.46
   Net assets/b/.............................. $    3,314  $    1,860  $    1,117  $       (2) $     6,289
   Shares outstanding ($.01 par value)/c/.....    444,530      99,931      42,789     256,097      843,347
Class I:
   Net asset value per share.................. $     7.46  $    18.60  $       --         n/a  $      7.46
   Net assets/b/.............................. $   35,169  $   47,684  $       --  $      (23) $    82,830
   Shares outstanding ($.01 par value)/c/.....  4,715,857   2,563,027          --   3,825,854   11,104,738
Class S:
   Net asset value per share.................. $     7.45  $       --  $    25.96         n/a  $      7.45
   Net assets/b/.............................. $   31,805  $       --  $   77,387  $      (37) $   109,155
   Shares outstanding ($.01 par value)/c/.....  4,269,588          --   2,981,179   7,401,357   14,652,124

--------

a Pro Forma Liabilities have been adjusted to reflect anticipated costs of the Reorganizations that will be born directly by the Funds.


b Pro Forma Net Assets have been adjusted to reflect anticipated costs of the Reorganizations that will be born directly by the Funds.


c Pro Forma shares outstanding have been adjusted to reflect the impact of the lower Net Asset Value per share of the Value Fund.




 See accompanying notes which are an integral part of the pro forma condensed financial statements.

             Value Fund Pro Forma for Equity Income Reorganization



Pro Forma Condensed Statement of Operations--For the Fiscal Year Ended October
                             31, 2002 (Unaudited)



                             Amounts in thousands



                                                                 Equity    Pro Forma    Value
                                                        Value    Income   Adjustments Pro Forma
                                                      --------  --------  ----------- ---------
Investment Income.................................... $  1,388  $  2,024     $  --    $  3,412
                                                      --------  --------     -----    --------
Advisory fees/d/.....................................      557       751       (41)      1,267
Other expenses/e/....................................      467       765      (240)        992
                                                      --------  --------     -----    --------
Expenses before reductions...........................    1,024     1,516      (281)      2,259
Expense reductions/f/................................     (328)       --      (334)       (662)
                                                      --------  --------     -----    --------
Net expenses.........................................      696     1,516      (615)      1,597
                                                      --------  --------     -----    --------
Net investment income (loss).........................      692       508       615       1,815
                                                      --------  --------     -----    --------
Net Realized and Unrealized Gain (Loss)..............
Net realized gain (loss).............................  (10,334)   (7,174)       --     (17,508)
Net change in unrealized appreciation (depreciation).   (1,386)   (9,947)       --     (11,333)
                                                      --------  --------     -----    --------
Net realized and unrealized gain (loss)..............  (11,720)  (17,121)       --     (28,841)
                                                      --------  --------     -----    --------
Net Increase (Decrease) in Net Assets from Operations $(11,028) $(16,613)    $ 615    $(27,026)
                                                      ========  ========     =====    ========

--------

d Pro Forma Advisory Fees have been adjusted to reflect a decrease in advisory fees.


e Pro Forma Other Expenses have been reduced to reflect known duplication of services once the reorganizations occur.


f Pro Forma Expense Reductions have been adjusted to reflect the net change in expense waiver related to the existing cap in the Value Fund.



              Value Fund Pro Forma for Equity III Reorganization



Pro Forma Condensed Statement of Operations--For the Fiscal Year Ended October
                             31, 2002 (Unaudited)



                             Amounts in thousands



                                                                            Pro Forma    Value
                                                        Value   Equity III Adjustments Pro Forma
                                                      --------  ---------- ----------- ---------
Investment Income.................................... $  1,388   $ 1,336      $  --    $  2,724
                                                      --------   -------      -----    --------
Advisory fees/d/.....................................      557       367        102       1,026
Other expenses/e/....................................      467       392       (225)        634
                                                      --------   -------      -----    --------
Expenses before reductions...........................    1,024       759       (123)      1,660
Expense reductions/f/................................     (328)       --         52        (276)
                                                      --------   -------      -----    --------
Net expenses.........................................      696       759        (71)      1,384
                                                      --------   -------      -----    --------
Net investment income (loss).........................      692       577         71       1,340
                                                      --------   -------      -----    --------
Net Realized and Unrealized Gain (Loss)..............
Net realized gain (loss).............................  (10,334)   (2,789)        --     (13,123)
Net change in unrealized appreciation (depreciation).   (1,386)   (6,418)        --      (7,804)
                                                      --------   -------      -----    --------
Net realized and unrealized gain (loss)..............  (11,720)   (9,207)        --     (20,927)
                                                      --------   -------      -----    --------
Net Increase (Decrease) in Net Assets from Operations $(11,028)  $(8,630)     $  71    $(19,587)
                                                      ========   =======      =====    ========

--------

d Pro Forma Advisory Fees have been adjusted to reflect an increase in advisory fees.


e Pro Forma Other Expenses have been reduced to reflect known duplication of services once the reorganizations occur.


f Pro Forma Expense Reductions have been adjusted to reflect the net change in expense waiver related to the existing cap in the Value Fund.





 See accompanying notes which are an integral part of the pro forma condensed financial statements.

                 Value Fund Pro Forma for both Reorganizations



Pro Forma Condensed Statement of Operations--For the Fiscal Year Ended October
                             31, 2002 (Unaudited)



                             Amounts in thousands



                                                                            Equity    Pro Forma    Value
                                                        Value   Equity III  Income   Adjustments Pro Forma
                                                      --------  ---------- --------  ----------- ---------
Investment Income.................................... $  1,388   $ 1,336   $  2,024     $  --    $  4,748
                                                      --------   -------   --------     -----    --------
Advisory fees/d/.....................................      557       367        751        61       1,736
Other expenses/e/....................................      467       392        765      (508)      1,116
                                                      --------   -------   --------     -----    --------
Expenses before reductions...........................    1,024       759      1,516      (447)      2,852
Expense reductions/f/................................     (328)       --         --      (238)       (566)
                                                      --------   -------   --------     -----    --------
Net expenses.........................................      696       759      1,516      (685)      2,286
                                                      --------   -------   --------     -----    --------
Net investment income (loss).........................      692       577        508       685       2,462
                                                      --------   -------   --------     -----    --------
Net Realized and Unrealized Gain (Loss)..............
Net realized gain (loss).............................  (10,334)   (2,789)    (7,174)       --     (20,297)
Net change in unrealized appreciation (depreciation).   (1,386)   (6,418)    (9,947)       --     (17,751)
                                                      --------   -------   --------     -----    --------
Net realized and unrealized gain (loss)..............  (11,720)   (9,207)   (17,121)       --     (38,048)
                                                      --------   -------   --------     -----    --------
Net Increase (Decrease) in Net Assets from Operations $(11,028)  $(8,630)  $(16,613)    $ 685    $(35,586)
                                                      ========   =======   ========     =====    ========

--------

d Pro Forma Advisory Fees have been adjusted to reflect the net increase in advisory fees, caused by a 15 bp increase with respect to Equity III Fund and a 5 bp decrease in the advisory fees of Equity Income Fund.


e Pro Forma Other Expenses have been reduced to reflect known duplication of services once the reorganizations occur.


f Pro Forma Expense Reductions have been adjusted to reflect the increased expense waiver related to the existing cap in the Value Fund.







 See accompanying notes which are an integral part of the pro forma condensed financial statements.

Note 1.  General



   The accompanying pro Forma condensed financial statements are presented to show the effect of the proposed Reorganizations of Equity III and Equity Income Funds into the Value Fund. The Pro Forma Condensed Statement of Assets and Liabilities is presented as if such Reorganizations had taken place as of October 31, 2002. The Pro Forma Condensed Statement of Operations is presented as if such Reorganizations had taken place at the beginning of the fiscal year ended October 31, 2002.



   Under the terms of the Plan of Reorganization, the Reorganizations of the Equity III and Equity Income Funds into the Value Fund will be treated as a tax-free business combination and, accordingly, the historical cost basis of investments of Equity III and Equity Income Funds will be carried forward to Value Fund. In addition, shareholders of Class E and I of Equity III Fund and shareholders of Class C, E and S of Equity Income Fund will receive shares of the corresponding class of shares of Value Fund with an equal value.



   The accompanying pro Forma condensed financial statements have been presented for Value Fund pro Forma for 1) the Equity Income Reorganization; 2) the Equity III Reorganization; and 3) both possible Reorganizations.



   The accompanying pro Forma condensed financial statements should be read in conjunction with the financial statements and statements of net assets of Equity III, Equity Income and Value Funds which are included in their respective annual reports dated October 31, 2002.



Note 2.  Reorganization Expenses



   Expenses of the Reorganizations have been reflected in the pro Forma financial statements. Each Fund will bear its direct operational expenses with respect to the Reorganizations.

        Pro Forma Statement of Net Assets--October 31, 2002 (Unaudited)


                                                       Equity Income                       Value Fund
                                          Value Fund      Fund(b)     Equity III Fund(b)    Pro Forma
                                        -------------- -------------- ------------------ ---------------
                                        Number Market  Number Market  Number   Market    Number  Market
                                          of    Value    of    Value    of      Value      of     Value
                                        Shares (000) $ Shares (000) $ Shares   (000) $   Shares  (000) $
                                        ------ ------- ------ ------- ------   -------   ------- -------
Common Stocks - 96.13%
Auto and Transportation - 1.65%
American Axle & Manufacturing Holdings,
  Inc. (AE)............................                 1,597     38   1,040      25       2,637     63
AMR Corp. (AE).........................                   271      1     190       1         461      2
AO Smith Corp..........................  4,300    94                                       4,300     94
ArvinMeritor, Inc......................                 1,981     30   1,291      20       3,272     50
Burlington Northern Santa Fe Corp......                17,451    449  10,470     269      27,921    718
Canadian National Railway Co...........  3,389   145                                       3,389    145
CNF, Inc...............................  4,300   138                                       4,300    138
Cooper Tire & Rubber Co................                 4,024     52   2,620      34       6,644     86
CSX Corp...............................                   110      3     140       4         250      7
Delphi Corp............................  7,760    54    5,605     39   3,660      25      17,025    118
FedEx Corp.............................                 2,811    150   1,830      97       4,641    247
Ford Motor Co..........................                34,241    290  21,007     178      55,248    468
General Motors Corp....................                   543     18     352      12         895     30
JetBlue Airways Corp (AE)..............                    80      3      50       2         130      5
Landstar System, Inc (AE)..............  1,000    49                                       1,000     49
Lear Corp. (AE)........................ 10,100   369      456     17     300      11      10,856    397
Paccar, Inc............................                   480     21     310      14         790     35
Skywest, Inc...........................                   980     15     640      10       1,620     25
Southwest Airlines Co..................                 2,723     40   1,770      26       4,493     66
TRW, Inc...............................                 4,964    265   2,800     149       7,764    414
Union Pacific Corp.....................                 2,071    122   1,350      80       3,421    202
                                                 ---           -----             ---              -----
                                                 849           1,553             957              3,359
                                                 ---           -----             ---              -----
Consumer Discretionary - 12.10%
Abercrombie & Fitch Co. Class A (AE)... 23,600   421                                      23,600    421
Advance Auto Parts (AE)................  1,700    91                                       1,700     91
AnnTaylor Stores Corp. (AE)............  4,300   101                                       4,300    101
AOL Time Warner, Inc. (AE).............                23,979    354  14,860     219      38,839    573
Aramark Corp. Class B (AE).............  8,300   175                                       8,300    175
Banta Corp.............................                   734     23     460      14       1,194     37
BearingPoint, Inc. (AE)................                12,900    101   7,300      57      20,200    158
Best Buy Co., Inc. (AE)................  8,600   177                                       8,600    177
BJ's Wholesale Club, Inc. (AE).........                 7,800    158   4,370      88      12,170    246
Black & Decker Corp....................                   330     15     250      12         580     27
Blockbuster, Inc. Class A.............. 14,000   336                                      14,000    336
Blyth, Inc.............................                 1,722     49   1,120      32       2,842     81
Career Education Corp. (AE)............                   480     19     350      14         830     33
Carnival Corp.......................... 13,100   342   14,900    389   8,800     230      36,800    961
CEC Entertainment, Inc. (AE)...........                   260      7     170       5         430     12
Cendant Corp. (AE)..................... 50,600   582   44,600    513  26,500     305     121,700  1,400
Clear Channel Communications, Inc. (AE) 13,600   504      470     17     310      11      14,380    532
Clorox Co..............................  6,600   297   11,190    503   7,030     316      24,820  1,116
Colgate-Palmolive Co...................                   143      8      90       5         233     13
Columbia Sportswear Co. (AE)...........  1,300    52                                       1,300     52
Darden Restaurants, Inc................                 2,525     48   1,725      33       4,250     81
DoubleClick, Inc. (AE).................                 1,640     11   1,070       7       2,710     18
Dow Jones & Co., Inc...................                 6,200    218   3,800     133      10,000    351

   Pro Forma Statement of Net Assets Continued--October 31, 2002 (Unaudited)


                                                         Equity Income    Equity III     Value Fund
                                            Value Fund      Fund (b)       Fund (b)      Pro Forma
                                          -------------- -------------- -------------- --------------
                                          Number Market  Number Market  Number Market  Number Market
                                            of    Value    of    Value    of    Value    of    Value
                                          Shares (000) $ Shares (000) $ Shares (000) $ Shares (000) $
                                          ------ ------- ------ ------- ------ ------- ------ -------
Eastman Kodak Co.........................  3,700   122    3,200   105    2,000    66    8,900    293
EchoStar Communications Corp.
  Class A (AE)...........................                   640    13      420     9    1,060     22
Electronics Boutique Holdings Corp. (AE).  2,200    55                                  2,200     55
Expedia, Inc. Class A (AE)...............                    91     6       60     4      151     10
Family Dollar Stores.....................                   483    15      310    10      793     25
Federated Department Stores (AE)......... 12,900   396    2,865    88    1,868    57   17,633    541
Fortune Brands, Inc......................                 1,752    88    1,140    57    2,892    145
Gannett Co., Inc.........................  5,180   393      651    49      420    32    6,251    474
Gemstar-TV Guide International, Inc. (AE)                   892     3      580     2    1,472      5
Gillette Co. (The).......................                 3,306    99    2,150    64    5,456    163
GTECH Holdings Corp. (AE)................  2,900    75    1,204    31      780    20    4,884    126
Harrah's Entertainment, Inc. (AE)........                 1,760    74    1,150    48    2,910    122
Hearst-Argyle Television, Inc. (AE)......                   260     6      170     4      430     10
Home Depot, Inc.......................... 24,900   719   27,409   792   16,830   486   69,139  1,997
Interpublic Group Cos., Inc..............                19,520   234   11,600   139   31,120    373
JC Penney Co., Inc. Holding Co...........                11,300   215    6,900   131   18,200    346
Jones Apparel Group, Inc. (AE)...........                 2,738    95    1,780    62    4,518    157
Kimberly-Clark Corp...................... 17,450   899   13,680   705    8,480   437   39,610  2,041
Knight-Ridder, Inc.......................                 1,412    85      920    55    2,332    140
Liz Claiborne, Inc.......................  3,900   116                                  3,900    116
Ltd Brands...............................                16,568   260   10,160   159   26,728    419
Mattel, Inc..............................                 3,985    73    2,600    48    6,585    121
May Department Stores Co. (The)..........                14,275   333    8,930   209   23,205    542
McDonald's Corp..........................                 5,359    97    3,490    63    8,849    160
Media General, Inc. Class A..............                   190    10       90     5      280     15
Movado Group, Inc........................  1,500    26                                  1,500     26
Nike, Inc. Class B.......................  2,500   118                                  2,500    118
Nordstrom, Inc...........................  2,400    48    6,000   120    3,300    66   11,700    234
Park Place Entertainment Corp. (AE)......                 1,182     9      770     6    1,952     15
Petsmart, Inc. (AE)......................                   910    17      590    11    1,500     28
Pittston Brink's Group...................                   493    10      320     7      813     17
Pixar, Inc. (AE).........................                 1,600    82      900    46    2,500    128
Procter & Gamble Co......................  5,190   459    7,325   648    4,590   406   17,105  1,513
RadioShack Corp. (AE)....................                 3,207    67    2,090    44    5,297    111
Reebok International, Ltd. (AE)..........  3,100    88                                  3,100     88
Reed Elsevier PLC - ADR..................  7,300   265                                  7,300    265
Republic Services, Inc. (AE).............  5,600   115                                  5,600    115
Saks, Inc. (AE)..........................                   600     7      390     4      990     11
Sears Roebuck and Co..................... 21,310   560   14,600   383    9,100   239   45,010  1,182
Service Corp. International (AE).........                26,800    84   14,800    47   41,600    131
ServiceMaster Co. (The)..................                 6,935    71    4,510    46   11,445    117
Skechers U.S.A., Inc. Class A (AE).......  5,500    54                                  5,500     54
Sonic Automotive, Inc. (AE)..............  2,500    39                                  2,500     39
Staples, Inc. (AE).......................                 1,159    18      760    12    1,919     30
Starwood Hotels & Resorts................
Worldwide, Inc...........................                 1,794    42    1,170    27    2,964     69
Take-Two Interactive Software (AE).......  1,200    31                                  1,200     31
Talbots, Inc.............................                   790    22      520    14    1,310     36

   Pro Forma Statement of Net Assets Continued--October 31, 2002 (Unaudited)


                                                  Equity Income    Equity III     Value Fund
                                     Value Fund      Fund (b)       Fund (b)      Pro Forma
                                   -------------- -------------- -------------- --------------
                                   Number Market  Number Market  Number Market  Number Market
                                     of    Value    of    Value    of    Value    of    Value
                                   Shares (000) $ Shares (000) $ Shares (000) $ Shares (000) $
                                   ------ ------- ------ ------- ------ ------- ------ -------
Tech Data Corp. (AE)..............                   890     28     580     19   1,470     47
Ticketmaster Class B (AE).........                   371      9     260      6     631     15
TJX Cos., Inc.....................                 6,900    142   3,900     80  10,800    222
Tribune Co........................  3,860    185                                 3,860    185
USA Interactive (AE)..............                11,750    297   6,650    168  18,400    465
VF Corp...........................                 2,598     96   1,690     62   4,288    158
Viacom, Inc. Class B (AE).........  8,964    400   8,885    396   5,746    256  23,595  1,052
Wallace Computer Services, Inc....                 1,167     21     660     12   1,827     33
Walt Disney Co....................  9,890    165  29,127    486  17,530    293  56,547    944
Washington Post Class B...........                    70     51      50     36     120     87
Waste Management, Inc............. 22,800    525  28,728    661  17,500    403  69,028  1,589
Westwood One, Inc. (AE)...........                   273     10     180      7     453     17
Williams-Sonoma, Inc. (AE)........                   120      3      80      2     200      5
Yum! Brands, Inc. (AE)............                 1,922     43   1,250     28   3,172     71
                                           -----          -----          -----         ------
                                           8,931          9,732          5,995         24,658
                                           -----          -----          -----         ------
Consumer Staples - 3.86%
Albertson's, Inc..................                   957     21     620     14   1,577     35
Anheuser-Busch Cos., Inc..........                 2,585    136   1,680     89   4,265    225
Campbell Soup Co..................                 4,500     95   2,700     57   7,200    152
Coca-Cola Enterprises, Inc........  6,700    160                                 6,700    160
Conagra Foods, Inc................  9,700    235  17,694    429  11,250    273  38,644    937
Dean Foods Co. (AE)...............  7,200    270                                 7,200    270
Diageo PLC - ADR..................  2,100     94                                 2,100     94
Dial Corp. (The)..................  6,400    136   1,776     38   1,160     25   9,336    199
Dole Food Co......................  4,000    118     352     10     230      7   4,582    135
General Mills, Inc................                 4,200    174   2,600    107   6,800    281
Hershey Foods Corp................                   250     16     160     10     410     26
HJ Heinz Co.......................  4,000    129   7,900    254   4,800    154  16,700    537
Hormel Foods Corp.................                 2,795     68   1,820     44   4,615    112
JM Smucker Co. (The)..............  3,404    125                                 3,404    125
Kellogg Co........................ 14,950    476                                14,950    476
Kraft Foods, Inc. Class A.........  5,100    201   6,100    241   3,500    138  14,700    580
Kroger Co. (AE)...................  1,100     16   5,254     78   3,420     51   9,774    145
Monsanto Co.......................                14,342    237   8,901    147  23,243    384
Pepsi Bottling Group, Inc.........                   570     15     370     10     940     25
PepsiAmericas, Inc................                 3,665     56   2,260     35   5,925     91
PepsiCo, Inc......................  6,680    295   3,361    148   2,191     97  12,232    540
Philip Morris Cos., Inc........... 12,440    507  10,441    425   6,290    256  29,171  1,188
RJ Reynolds Tobacco Holdings, Inc.  5,800    235   2,108     85   1,370     56   9,278    376
Ruddick Corp......................                   406      6     140      2     546      8
Safeway, Inc. (AE)................                   510     12     340      8     850     20
Sara Lee Corp..................... 12,000    274   8,500    194   4,800    110  25,300    578
Smithfield Foods, Inc. (AE).......                   402      6     260      4     662     10
Supervalu, Inc....................                 5,903     99   3,750     63   9,653    162
Tyson Foods, Inc. Class A.........                   270      3     180      2     450      5
                                           -----          -----          -----         ------
                                           3,271          2,846          1,759          7,876
                                           -----          -----          -----         ------

   Pro Forma Statement of Net Assets Continued--October 31, 2002 (Unaudited)


                                                       Equity Income    Equity III     Value Fund
                                          Value Fund      Fund (b)       Fund (b)       Pro Forma
                                        -------------- -------------- -------------- ---------------
                                        Number Market  Number Market  Number Market  Number  Market
                                          of    Value    of    Value    of    Value    of     Value
                                        Shares (000) $ Shares (000) $ Shares (000) $ Shares  (000) $
                                        ------ ------- ------ ------- ------ ------- ------- -------
Financial Services - 31.29%
ACE, Ltd...............................                   430     13     280      9      710     22
Aflac, Inc.............................                 9,083    276   5,240    160   14,323    436
AG Edwards, Inc........................                 1,135     37     680     22    1,815     59
Allmerica Financial Corp...............                 1,651     14   1,080      9    2,731     23
Allstate Corp. (The)................... 20,300    808   9,607    382   6,120    243   36,027  1,433
AMBAC Financial Group, Inc.............                    66      4      40      2      106      6
American Express Co.................... 17,430    634   3,504    127   2,280     83   23,214    844
American Financial Group, Inc..........                   825     19     520     12    1,345     31
American International Group...........  6,600    413  11,758    735   7,411    464   25,769  1,612
AmSouth Bancorp........................                 3,765     74   2,450     48    6,215    122
Annaly Mortgage Management, Inc........  3,400     60   3,571     63   2,320     41    9,291    164
AON Corp...............................                 2,073     38   1,350     25    3,423     63
Apartment Investment & Management Co.
  Class A (o)..........................                 1,781     63   1,160     41    2,941    104
Arden Realty, Inc. (o).................                   120      3      80      2      200      5
Associated Banc-Corp...................                   335     11     221      7      556     18
Astoria Financial Corp.................  3,700     97     240      6     160      4    4,100    107
Bank of America Corp................... 22,260  1,554  27,197  1,897  17,010  1,188   66,467  4,639
Bank of New York Co., Inc. (The).......                 9,247    240   5,680    148   14,927    388
Bank One Corp..........................  2,100     81  13,777    531   8,340    322   24,217    934
Banknorth Group, Inc...................  2,700     63                                  2,700     63
BankUnited Financial Corp. Class A (AE)  4,300     70                                  4,300     70
BB&T Corp..............................                 3,651    132   2,380     86    6,031    218
Bear Stearns Cos., Inc. (The)..........  5,900    360                                  5,900    360
Berkshire Hathaway, Inc. Class B (AE)..                   210    517     120    295      330    812
Brown & Brown, Inc.....................  2,900     88                                  2,900     88
CarrAmerica Realty Corp. (o)...........                 3,105     74   2,020     48    5,125    122
CBL & Associates Properties, Inc. (o)..  3,500    129                                  3,500    129
Charter One Financial, Inc.............                 2,539     77   1,658     50    4,197    127
Chubb Corp.............................  8,490    479   7,669    433   4,850    274   21,009  1,186
Cigna Corp.............................                 2,022     73   1,320     48    3,342    121
Citigroup, Inc......................... 61,600  2,277  69,782  2,577  43,696  1,616  175,078  6,470
CNA Financial Corp. (AE)...............                   805     21     520     14    1,325     35
Cobalt Corp............................  4,400     72                                  4,400     72
Colonial BancGroup, Inc. (The).........                   392      5     270      3      662      8
Comerica, Inc..........................                 5,982    261   3,750    164    9,732    425
Commerce Bancshares, Inc...............                    70      3      68      3      138      6
Compass Bancshares, Inc................                   744     24     470     15    1,214     39
Countrywide Credit Industries, Inc.....  5,100    257                                  5,100    257
Crescent Real Estate Equities Co. (o)..                   845     12     580      9    1,425     21
Cullen/Frost Bankers, Inc..............  2,100     73                                  2,100     73
Deluxe Corp............................                 3,185    147   2,070     96    5,255    243
Dime Community Bancshares..............  4,850    102                                  4,850    102
Doral Financial Corp...................  4,350    114                                  4,350    114
Duke Realty Corp. (o)..................                 4,721    115   3,070     75    7,791    190
Equifax, Inc...........................                   131      3      90      2      221      5
Equity Office Properties Trust (o).....  4,140    100   5,049    122   3,292     79   12,481    301
Equity Residential (o).................                   400      9     260      6      660     15

   Pro Forma Statement of Net Assets Continued--October 31, 2002 (Unaudited)


                                                         Equity Income    Equity III     Value Fund
                                            Value Fund      Fund (b)       Fund (b)      Pro Forma
                                          -------------- -------------- -------------- --------------
                                          Number Market  Number Market  Number Market  Number Market
                                            of    Value    of    Value    of    Value    of    Value
                                          Shares (000) $ Shares (000) $ Shares (000) $ Shares (000) $
                                          ------ ------- ------ ------- ------ ------- ------ -------
Fannie Mae...............................  8,200   548    5,131   343    2,880   193   16,211  1,084
Federated Investors, Inc. Class B........                 2,266    61    1,480    40    3,746    101
Fidelity National Financial, Inc.........                 1,312    40      859    26    2,171     66
First Data Corp.......................... 10,300   360   11,000   384    6,800   238   28,100    982
FirstMerit Corp..........................                   141     3       90     2      231      5
FleetBoston Financial Corp............... 13,310   311   35,171   823   21,450   502   69,931  1,636
Franklin Resources, Inc..................  9,700   320   10,500   346    6,500   214   26,700    880
Freddie Mac.............................. 14,100   868   11,959   736    7,520   463   33,579  2,067
Fulton Financial Corp....................                   895    16      536    10    1,431     26
Golden State Bancorp, Inc................                 6,675   246    3,780   139   10,455    385
Golden West Financial Corp...............                   884    61      580    40    1,464    101
Goldman Sachs Group, Inc.................  8,600   616    7,758   555    4,430   317   20,788  1,488
Greater Bay Bancorp......................  2,500    38                                  2,500     38
Greenpoint Financial Corp................                 1,288    56      840    37    2,128     93
H&R Block, Inc...........................                   780    35      510    23    1,290     58
Hartford Financial Services Group, Inc... 10,540   416    9,685   383    6,080   240   26,305  1,039
Hibernia Corp. Class A...................                 1,831    36    1,190    23    3,021     59
Highwoods Properties, Inc. (o)...........                   873    17      570    11    1,443     28
Household International, Inc............. 18,500   440   25,385   603   15,590   370   59,475  1,413
Innkeepers USA Trust (o)................. 10,200    79                                 10,200     79
iStar Financial, Inc. (o)................                 1,021    29      670    19    1,691     48
Jefferson-Pilot Corp.....................                 1,882    76    1,225    49    3,107    125
John Hancock Financial Services, Inc.....                 1,150    34      750    22    1,900     56
JP Morgan Chase & Co.....................                29,573   614   18,350   381   47,923    995
Keycorp..................................                 5,468   134    3,560    87    9,028    221
LaBranche & Co., Inc. (AE)...............  3,200    86                                  3,200     86
Legg Mason, Inc..........................  2,100    98                                  2,100     98
Lehman Brothers Holdings, Inc............  9,700   517    8,713   464    5,410   288   23,823  1,269
Lincoln National Corp....................                 3,074    94    2,000    61    5,074    155
Loews Corp...............................                 2,635   114    1,710    74    4,345    188
Marsh & McLennan Cos., Inc............... 20,900   976   19,300   902   12,000   561   52,200  2,439
MBIA, Inc................................                   965    42      625    27    1,590     69
MBNA Corp................................ 29,050   590   31,050   631   19,300   392   79,400  1,613
Mellon Financial Corp.................... 29,990   848   21,200   600   13,200   373   64,390  1,821
Merrill Lynch & Co., Inc................. 11,910   452   22,042   836   13,480   512   47,432  1,800
Metlife, Inc.............................  8,720   208    1,778    42    1,160    28   11,658    278
MGIC Investment Corp.....................  5,200   218                                  5,200    218
Moody's Corp.............................                    71     3       46     2      117      5
Morgan Stanley........................... 13,700   533   18,129   706   11,580   451   43,409  1,690
National City Corp.......................  7,700   209    4,266   116    2,800    76   14,766    401
National Commerce Financial Corp......... 12,800   313      664    16      420    10   13,884    339
Nationwide Financial Services............                   181     5      110     3      291      8
Old National Bancorp.....................                   149     4       95     2      244      6
Old Republic International Corp..........                 2,688    80    1,750    52    4,438    132
Platinum Underwriters Holdings, Ltd. (AE)                 6,500   163    4,400   110   10,900    273
PMI Group, Inc. (The)....................                   412    12      270     8      682     20
PNC Financial Services Group, Inc........                10,443   425    6,720   273   17,163    698
Popular, Inc.............................                   332    11      240     8      572     19
Principal Financial Group................                   470    13      310     9      780     22

   Pro Forma Statement of Net Assets Continued--October 31, 2002 (Unaudited)


                                                 Equity Income    Equity III     Value Fund
                                    Value Fund      Fund (b)       Fund (b)      Pro Forma
                                  -------------- -------------- -------------- --------------
                                  Number Market  Number Market  Number Market  Number Market
                                    of    Value    of    Value    of    Value    of    Value
                                  Shares (000) $ Shares (000) $ Shares (000) $ Shares (000) $
                                  ------ ------- ------ ------- ------ ------- ------ -------
Protective Life Corp.............                   473     14     290      8     763     22
Providian Financial Corp.........                   895      4     580      3   1,475      7
Prudential Financial, Inc. (AE)..                 2,312     68   1,510     44   3,822    112
Regions Financial Corp...........                 1,630     55     980     33   2,610     88
RenaissanceRe Holdings, Ltd......  3,100    127                                 3,100    127
Republic Bancorp, Inc............ 10,510    129                                10,510    129
Ryder System, Inc................                   120      3      80      2     200      5
Safeco Corp......................  4,620    164                                 4,620    164
Simon Property Group, Inc. (o)...                 3,562    122   2,320     79   5,882    201
SLM Corp.........................  6,100    627   6,500    668   4,000    411  16,600  1,706
SouthTrust Corp..................  7,660    196   3,692     95   2,400     61  13,752    352
Sovereign Bancorp, Inc........... 30,000    422                                30,000    422
St Paul Cos...................... 25,770    845  35,956  1,179  22,340    733  84,066  2,757
State Street Corp................                   110      5      70      3     180      8
Sungard Data Systems, Inc. (AE)..                 1,631     36   1,060     24   2,691     60
SunTrust Banks, Inc..............  4,150    252     958     58     620     38   5,728    348
TCF Financial Corp...............                   260     11     170      7     430     18
Torchmark Corp...................                   593     21     420     15   1,013     36
Travelers Property Casualty Corp.  2,830     60                                 2,830     60
Travelers Property Casualty Corp.
  Class A (AE)...................  1,463     19     297      4     191      3   1,951     26
Travelers Property Casualty Corp.
  Class B (AE)...................  2,008     27  13,559    183   8,083    109  23,650    319
Triad Guaranty, Inc. (AE)........  2,600     95                                 2,600     95
Trizec Properties, Inc. (o)......                   723      7     470      5   1,193     12
Union Planters Corp..............  4,000    113   1,788     51   1,165     33   6,953    197
UnumProvident Corp...............                 5,855    120   3,810     78   9,665    198
US Bancorp.......................                24,814    523  15,744    332  40,558    855
Wachovia Corp.................... 26,360    917  22,785    793  14,280    497  63,425  2,207
Washington Federal, Inc..........                    90      2      77      2     167      4
Washington Mutual, Inc...........                14,032    502   8,748    313  22,780    815
Wells Fargo & Co................. 16,500    833  21,186  1,069  13,581    685  51,267  2,587
Whitney Holding Corp.............  1,900     65                                 1,900     65
WR Berkley Corp..................                 2,000     74   1,300     48   3,300    122
XL Capital, Ltd. Class A.........  3,000    228     102      8      40      3   3,142    239
Zions Bancorp....................                    80      3      50      2     130      5
                                         ------         ------         ------         ------
                                         21,994         25,726         16,050         63,770
                                         ------         ------         ------         ------
Health Care - 7.36%
Abbott Laboratories..............  7,090    297                                 7,090    297
AdvancePCS (AE)..................  9,700    243                                 9,700    243
AmerisourceBergen Corp...........  4,400    313                                 4,400    313
Anthem, Inc. (AE)................  7,800    491                                 7,800    491
Bausch & Lomb, Inc...............                 3,500    109   2,200     68   5,700    177
Baxter International, Inc........  3,200     80   7,500    188   4,600    115  15,300    383
Becton Dickinson & Co............                 1,941     57   1,260     37   3,201     94
Boston Scientific Corp. (AE)..... 14,666    552  23,225    874  13,869    522  51,760  1,948
Bristol-Myers Squibb Co..........  8,700    214  12,511    308   7,720    190  28,931    712
Chiron Corp. (AE)................                   420     17     270     11     690     28

   Pro Forma Statement of Net Assets Continued--October 31, 2002 (Unaudited)


                                                         Equity Income    Equity III     Value Fund
                                            Value Fund      Fund (b)       Fund (b)       Pro Forma
                                          -------------- -------------- -------------- ---------------
                                          Number Market  Number Market  Number Market  Number  Market
                                            of    Value    of    Value    of    Value    of     Value
                                          Shares (000) $ Shares (000) $ Shares (000) $ Shares  (000) $
                                          ------ ------- ------ ------- ------ ------- ------- -------
CR Bard, Inc.............................                   694     39     430     24    1,124     63
CuraGen Corp. (AE).......................                   644      2     420      2    1,064      4
DaVita, Inc. (AE)........................                   452     11     295      7      747     18
Edwards Lifesciences Corp. (AE)..........  2,300     59                                  2,300     59
Eli Lilly & Co...........................  3,500    194                                  3,500    194
Express Scripts, Inc. Class A (AE).......  4,400    238                                  4,400    238
Forest Laboratories, Inc. (AE)...........                   210     21     130     13      340     34
Genentech, Inc. (AE).....................                   331     11     210      7      541     18
Guidant Corp. (AE)....................... 21,700    642  25,421    752  15,830    468   62,951  1,862
HCA, Inc.................................  7,300    317   7,700    335   4,700    204   19,700    856
ICOS Corp. (AE)..........................                   432     11     310      8      742     19
Johnson & Johnson........................  4,500    264                                  4,500    264
Laboratory Corp. of America Holdings (AE)                   150      4     100      2      250      6
Medcath Corp. (AE).......................  4,100     46                                  4,100     46
Medimmune, Inc. (AE).....................                   589     15     380     10      969     25
Merck & Co., Inc.........................  4,270    232   6,390    347   4,160    226   14,820    805
Mid Atlantic Medical Services (AE).......  1,600     58     180      7     120      4    1,900     69
Mylan Laboratories.......................                   815     26     531     17    1,346     43
Novartis AG - ADR........................                 8,700    330   4,800    182   13,500    512
Oxford Health Plans (AE).................                 2,161     77   1,400     50    3,561    127
Pfizer, Inc.............................. 30,190    959  14,941    475   9,330    296   54,461  1,730
Pharmacia Corp...........................                 1,204     52     788     34    1,992     86
Priority Healthcare Corp. Class B (AE)...  2,500     61                                  2,500     61
Renal Care Group, Inc. (AE)..............                    80      3      50      2      130      5
Schering-Plough Corp..................... 11,000    235  15,853    338   9,850    210   36,703    783
Steris Corp. (AE)........................                 1,052     28     680     18    1,732     46
Tenet Healthcare Corp. (AE).............. 13,800    397  14,700    423   9,150    263   37,650  1,083
Triad Hospitals, Inc. (AE)............... 10,400    380                                 10,400    380
Varian Medical Systems, Inc. (AE)........                    70      3      40      2      110      5
Watson Pharmaceuticals, Inc. (AE)........                 2,451     67   1,590     44    4,041    111
Wyeth....................................  4,900    164  11,220    376   6,770    227   22,890    767
                                                  -----          -----          -----          ------
                                                  6,436          5,306          3,263          15,005
                                                  -----          -----          -----          ------
Integrated Oils - 5.44%
Amerada Hess Corp........................                 2,014    103   1,310     67    3,324    170
BP PLC - ADR.............................  6,880    265  10,400    400   5,800    223   23,080    888
ChevronTexaco Corp....................... 11,981    810  20,766  1,403  12,746    862   45,493  3,075
ConocoPhillips...........................  7,900    383  20,056    973  12,381    600   40,337  1,956
Exxon Mobil Corp......................... 42,470  1,430  47,946  1,613  31,220  1,051  121,636  4,094
Marathon Oil Corp........................                 8,892    186   5,790    121   14,682    307
Occidental Petroleum Corp................                 7,821    223   5,090    145   12,911    368
Unocal Corp..............................  7,830    216     240      7     160      4    8,230    227
                                                  -----          -----          -----          ------
                                                  3,104          4,908          3,073          11,085
                                                  -----          -----          -----          ------
Materials & Processing - 8.85%
Air Products & Chemicals, Inc............  4,220    187   2,404    106   1,560     69    8,184    362
Akzo Nobel NV - ADR......................  3,360    100                                  3,360    100
Alcan, Inc............................... 10,000    282                                 10,000    282
Alcoa, Inc............................... 17,840    394   9,893    218   5,760    127   33,493    739

   Pro Forma Statement of Net Assets Continued--October 31, 2002 (Unaudited)


                                                      Equity Income    Equity III     Value Fund
                                         Value Fund      Fund (b)       Fund (b)      Pro Forma
                                       -------------- -------------- -------------- --------------
                                       Number Market  Number Market  Number Market  Number Market
                                         of    Value    of    Value    of    Value    of    Value
                                       Shares (000) $ Shares (000) $ Shares (000) $ Shares (000) $
                                       ------ ------- ------ ------- ------ ------- ------ -------
Allegheny Technologies, Inc...........                   400      3     260      2     660      5
Archer-Daniels-Midland Co............. 25,220    343   6,692     91   4,351     59  36,263    493
Ball Corp.............................                 1,653     80   1,080     52   2,733    132
Bemis Co..............................  1,500     78                                 1,500     78
Biogen, Inc. (AE)..................... 21,100    774  22,700    833  14,100    517  57,900  2,124
Boise Cascade Corp....................                 9,100    216   5,500    131  14,600    347
Bowater, Inc..........................                 6,800    230   4,100    139  10,900    369
Cabot Corp............................                 6,200    147   3,600     85   9,800    232
Carpenter Technology..................                   272      3     190      2     462      5
Catellus Development Corp. (AE).......                 3,120     56   2,030     36   5,150     92
Dow Chemical Co. (The)................                24,016    624  14,320    372  38,336    996
Du Pont EI de Nemours & Co............  8,300    342  12,579    519   7,770    321  28,649  1,182
Eastman Chemical Co................... 11,900    432     150      5     120      4  12,170    441
Engelhard Corp........................                 6,842    152   4,460     99  11,302    251
Genzyme Corp. - Generall Division (AE) 12,800    356  13,700    382   8,500    237  35,000    975
Georgia-Pacific Corp..................                18,759    229  11,420    139  30,179    368
Harsco Corp...........................                   121      3      80      2     201      5
Imperial Chemical Industries PLC - ADR                14,100    219   8,600    133  22,700    352
International Paper Co................ 21,340    745  22,180    775  13,410    468  56,930  1,988
Kaydon Corp...........................                   800     16     520     10   1,320     26
Lafarge North America, Inc............                 1,818     54   1,180     35   2,998     89
Lennox International, Inc.............  8,100    105                                 8,100    105
Lubrizol Corp.........................                 1,194     35     780     23   1,974     58
Lyondell Chemical Co..................                 4,400     55   2,700     34   7,100     89
Masco Corp............................ 11,800    243                                11,800    243
MeadWestvaco Corp.....................                10,124    212   5,776    121  15,900    333
Newmont Mining Corp...................                   150      4     100      2     250      6
Pactiv Corp. (AE).....................                 8,093    161   5,260    104  13,353    265
Phelps Dodge Corp. (AE)...............  1,600     50                                 1,600     50
Potash Corp. of Saskatchewan..........  4,800    325                                 4,800    325
PPG Industries, Inc...................  4,420    208   1,058     50     690     32   6,168    290
Praxair, Inc..........................  4,040    220   3,834    209   2,330    127  10,204    556
Precision Castparts Corp..............                 3,352     65   2,180     42   5,532    107
Rayonier, Inc.........................                   162      7     150      6     312     13
Rohm & Haas Co........................                 7,700    256   4,750    158  12,450    414
Schulman (A.), Inc....................  3,500     61   2,101     37   1,365     24   6,966    122
Sherwin-Williams Co. (The)............                 5,542    152   3,610     99   9,152    251
Sigma-Aldrich Corp....................                   190      9     160      7     350     16
Silgan Holdings, Inc. (AE)............  2,400     44                                 2,400     44
Smurfit-Stone Container Corp. (AE)....  3,800     49   1,057     14     680      9   5,537     72
Sonoco Products Co....................                 1,852     44   1,200     28   3,052     72
Syngenta AG - ADR..................... 25,670    303                                25,670    303
Temple-Inland, Inc.................... 13,700    562                                13,700    562
United States Steel Corp..............                 2,944     38   2,050     26   4,994     64
Vulcan Materials Co...................                 1,076     36     690     23   1,766     59
Weyerhaeuser Co....................... 12,000    544  12,984    588   8,060    365  33,044  1,497
York International Corp...............                 2,192     52   1,427     34   3,619     86
                                               -----          -----          -----         ------
                                               6,747          6,985          4,303         18,035
                                               -----          -----          -----         ------

   Pro Forma Statement of Net Assets Continued--October 31, 2002 (Unaudited)


                                                  Equity Income    Equity III     Value Fund
                                     Value Fund      Fund (b)       Fund (b)      Pro Forma
                                   -------------- -------------- -------------- --------------
                                   Number Market  Number Market  Number Market  Number Market
                                     of    Value    of    Value    of    Value    of    Value
                                   Shares (000) $ Shares (000) $ Shares (000) $ Shares (000) $
                                   ------ ------- ------ ------- ------ ------- ------ -------
Miscellaneous - 0.49%
Carlisle Cos., Inc................                 1,140     42     740     28   1,880     70
Crane Co..........................                   586     11     450      8   1,036     19
Eaton Corp........................                 1,338     92     870     59   2,208    151
General Electric Co...............                   815     21     530     13   1,345     34
Illinois Tool Works, Inc..........    900     55                                   900     55
ITT Industries, Inc...............                 2,287    149   1,520     99   3,807    248
Lancaster Colony Corp.............                   171      8     110      5     281     13
St. Joe Co. (The).................                 3,129     91   2,037     59   5,166    150
Textron, Inc......................                 2,106     86   1,370     56   3,476    142
Walter Industries, Inc............ 10,000    110                                10,000    110
                                           -----          -----          -----          -----
                                             165            500            327            992
                                           -----          -----          -----          -----
Other Energy - 2.98%
Anadarko Petroleum Corp........... 13,810    615  10,330    460   6,380    284  30,520  1,359
Apache Corp.......................  7,400    400     841     45     544     29   8,785    474
Aquila, Inc.......................                 1,328      5     860      3   2,188      8
Baker Hughes, Inc.................  2,600     76     341     10     220      6   3,161     92
Calpine Corp. (AE)................                14,300     29   8,000     16  22,300     45
Devon Energy Corp.................  4,000    202                                 4,000    202
EL Paso Corp......................                26,393    205  15,633    121  42,026    326
ENSCO International, Inc.......... 21,900    592                                21,900    592
Halliburton Co....................                 1,599     26   1,040     17   2,639     43
Kerr-McGee Corp...................                 6,453    281   3,881    169  10,334    450
McDermott International, Inc. (AE)                   614      2     400      1   1,014      3
Noble Corp. (AE)..................                   210      7     140      5     350     12
Pioneer Natural Resources Co. (AE)                   620     15     400     10   1,020     25
PNM Resources, Inc................                 1,240     27     810     18   2,050     45
Schlumberger, Ltd.................  5,110    205  10,480    420   6,180    248  21,770    873
Sunoco, Inc.......................                   626     19     410     12   1,036     31
Tidewater, Inc.................... 11,700    330   6,873    194   3,940    111  22,513    635
Transocean, Inc...................                   150      3     100      2     250      5
Valero Energy Corp................ 19,800    697                                19,800    697
Williams Cos., Inc................                44,148     83  25,480     48  69,628    131
XTO Energy, Inc...................                   561     13     450     11   1,011     24
                                           -----          -----          -----          -----
                                           3,117          1,844          1,111          6,072
                                           -----          -----          -----          -----
Producer Durables - 8.30%
3M Co.............................  1,780    226   2,003    254   1,250    159   5,033    639
AGCO Corp.........................  2,200     56                                 2,200     56
Allied Waste Industries, Inc. (AE)                 2,726     22   1,780     15   4,506     37
American Power Conversion (AE)....                 1,804     23   1,176     15   2,980     38
Ametek, Inc.......................                   100      4      60      2     160      6
Andrew Corp. (AE).................                 3,230     28   2,104     18   5,334     46
Applied Materials, Inc. (AE)...... 16,400    246                                16,400    246
Boeing Co. (The)..................  7,600    226   8,437    251   5,120    152  21,157    629
Caterpillar, Inc..................  3,990    163     893     36     580     24   5,463    223
Chicago Bridge & Iron Co. NV......  4,100    111                                 4,100    111
Clayton Homes, Inc................                20,800    235  11,800    134  32,600    369
Cooper Industries, Ltd. Class A...                 6,940    219   4,280    135  11,220    354

   Pro Forma Statement of Net Assets Continued--October 31, 2002 (Unaudited)


                                                       Equity Income    Equity III     Value Fund
                                          Value Fund      Fund (b)       Fund (b)       Pro Forma
                                        -------------- -------------- -------------- ---------------
                                        Number Market  Number Market  Number Market  Number  Market
                                          of    Value    of    Value    of    Value    of     Value
                                        Shares (000) $ Shares (000) $ Shares (000) $ Shares  (000) $
                                        ------ ------- ------ ------- ------ ------- ------- -------
Cummins, Inc...........................                 5,400    129   3,300     79    8,700    208
Cymer, Inc. (AE).......................    600     15                                    600     15
Deere & Co............................. 21,130    980  11,030    512   6,920    321   39,080  1,813
Emerson Electric Co....................                 5,960    287   3,720    179    9,680    466
General Dynamics Corp..................  9,600    760   6,200    491   3,900    309   19,700  1,560
Goodrich Corp..........................                 5,210     79   3,390     51    8,600    130
Honeywell International, Inc........... 18,500    443  41,797  1,001  25,550    612   85,847  2,056
Hubbell, Inc. Class B..................                 1,040     35     680     23    1,720     58
IKON Office Solutions, Inc.............  6,100     43                                  6,100     43
Ingersoll-Rand Co. Class A.............                 5,400    211   3,600    140    9,000    351
Lennar Corp............................    900     50                                    900     50
Lexmark International, Inc. (AE).......  3,300    196                                  3,300    196
Lockheed Martin Corp...................                 1,260     73     820     47    2,080    120
Molex, Inc. Class A....................                   310      7     200      5      510     12
Motorola, Inc.......................... 26,800    246  28,700    263  17,900    164   73,400    673
Northrop Grumman Corp..................  6,390    659   6,300    650   4,000    413   16,690  1,722
Novellus Systems, Inc. (AE)............  7,500    237                                  7,500    237
Pall Corp..............................  9,930    172  17,100    297   9,900    172   36,930    641
Pentair, Inc...........................                    72      2      40      1      112      3
PerkinElmer, Inc.......................                19,800    138  11,100     77   30,900    215
Pitney Bowes, Inc......................                   848     28     550     18    1,398     46
Raytheon Co............................ 11,000    325  17,056    503  10,480    309   38,536  1,137
Rockwell Collins, Inc..................                13,230    298   8,110    183   21,340    481
Stewart & Stevenson Services...........                   352      4     240      3      592      7
Tektronix, Inc. (AE)...................                   180      3     120      2      300      5
Teradyne, Inc. (AE)....................  4,800     58                                  4,800     58
Tyco International, Ltd................ 22,500    325  35,200    509  21,320    308   79,020  1,142
United Defense Industries, Inc. (AE)...  4,300     98                                  4,300     98
United Technologies Corp...............                 3,968    245   2,350    145    6,318    390
WW Grainger, Inc.......................                 2,812    136   1,830     89    4,642    225
                                                -----          -----          -----          ------
                                                5,635          6,973          4,304          16,912
                                                -----          -----          -----          ------
Technology - 4.62%
3Com Corp. (AE)........................ 12,700     54  12,800     54   7,200     30   32,700    138
Accenture, Ltd. Class A (AE)...........  5,200     88                                  5,200     88
Acxiom Corp. (AE)......................                   840     11     550      7    1,390     18
Adtran, Inc. (AE)......................                 2,085     53   1,350     34    3,435     87
Agere Systems, Inc. Class A (AE).......                67,700     59  37,500     33  105,200     92
Agilent Technologies, Inc. (AE)........                 6,800     94   3,700     51   10,500    145
Altera Corp. (AE)......................                   640      8     420      5    1,060     13
Analog Devices, Inc. (AE)..............  5,400    145                                  5,400    145
Avnet, Inc.............................                 4,475     42   2,920     27    7,395     69
Avocent Corp. (AE).....................                   650     13     420      8    1,070     21
BMC Software, Inc. (AE)................ 21,900    349   8,441    135   4,900     78   35,241    562
Cisco Systems, Inc. (AE)...............  8,600     96   8,400     94   4,800     54   21,800    244
CommScope, Inc. (AE)...................                 1,539     12   1,000      8    2,539     20
Computer Associates International, Inc.                15,857    236   9,220    137   25,077    373
Computer Sciences Corp. (AE)........... 12,900    417  15,823    511   9,920    320   38,643  1,248
Compuware Corp. (AE)...................                 4,059     20   2,640     13    6,699     33

   Pro Forma Statement of Net Assets Continued--October 31, 2002 (Unaudited)


                                                     Equity Income    Equity III     Value Fund
                                        Value Fund      Fund (b)       Fund (b)       Pro Forma
                                      -------------- -------------- -------------- ---------------
                                      Number Market  Number Market  Number Market  Number  Market
                                        of    Value    of    Value    of    Value    of     Value
                                      Shares (000) $ Shares (000) $ Shares (000) $ Shares  (000) $
                                      ------ ------- ------ ------- ------ ------- ------- -------
Diebold, Inc.........................                 4,900    175   3,000    107    7,900    282
Electronics for Imaging (AE).........                 7,700    140   4,400     80   12,100    220
EMC Corp. (AE).......................                13,436     69   8,750     45   22,186    114
Garmin, Ltd. (AE)....................  3,600     75                                  3,600     75
Harris Corp..........................                 3,080     81   2,010     53    5,090    134
Hewlett-Packard Co...................                30,800    487  19,042    301   49,842    788
Hughes Electronics Corp. Class H (AE)                11,530    114   6,654     66   18,184    180
Ingram Micro, Inc. Class A (AE)......                 4,891     70   3,190     46    8,081    116
Intel Corp...........................  9,400    163   2,300     40   1,500     26   13,200    229
International Business Machines Corp.  7,100    560  12,446    982   7,890    623   27,436  2,165
Intuit, Inc. (AE)....................                   530     28     350     18      880     46
Jabil Circuit, Inc. (AE).............                 3,601     56   2,340     36    5,941     92
JD Edwards & Co. (AE)................                   540      6     350      4      890     10
Koninklijke Philips Electronics NV...                11,900    211   7,500    133   19,400    344
Marvell Technology Group, Ltd. (AE)..  6,100     99                                  6,100     99
Maxim Integrated Products............                   240      8     160      5      400     13
Motorola, Inc........................  5,730    192                                  5,730    192
Network Associates, Inc. (AE)........ 20,500    326                                 20,500    326
Oracle Corp. (AE)....................                 2,333     24   1,520     15    3,853     39
PanAmSat Corp. (AE)..................                 1,150     22     750     15    1,900     37
Peoplesoft, Inc. (AE)................                   590     11     500      9    1,090     20
Plexus Corp. (AE)....................                   480      5     320      3      800      8
Scientific-Atlanta, Inc..............                 2,615     32   1,710     21    4,325     53
Solectron Corp. (AE).................                 9,860     22   6,420     14   16,280     36
Storage Technology Corp. (AE)........                 2,951     52   1,920     34    4,871     86
Sun MicroSystems, Inc. (AE)..........                 2,002      6   1,300      4    3,302     10
Sybase, Inc. (AE)....................  4,500     58                                  4,500     58
Symbol Technologies, Inc.............                   490      4     320      3      810      7
Texas Instruments, Inc...............  6,180     98   3,156     50   2,060     33   11,396    181
TIBCO Software, Inc. (AE)............                11,700     58   6,500     32   18,200     90
Vishay Intertechnology, Inc. (AE)....                   430      4     280      3      710      7
Xilinx, Inc. (AE)....................                   360      7     230      4      590     11
Zoran Corp. (AE).....................  3,200     48                                  3,200     48
                                              -----          -----          -----           -----
                                              2,768          4,106          2,538           9,412
                                              -----          -----          -----           -----
Utilities - 9.19%
Allegheny Energy, Inc................                14,021     80   8,010     46   22,031    126
Alliant Energy Corp..................                 2,431     39   1,580     25    4,011     64
Alltel Corp..........................  4,600    229   9,900    492   6,150    306   20,650  1,027
Ameren Corp..........................                   130      5      80      3      210      8
American Electric Power Co., Inc.....                 8,900    228   5,510    141   14,410    369
AT&T Corp............................ 48,100    627  61,664    804  37,281    486  147,045  1,917
AT&T Wireless Services, Inc. (AE)....                 6,295     43   4,103     28   10,398     71
BellSouth Corp....................... 17,100    447  24,129    631  15,000    392   56,229  1,470
BT Group PLC - ADR...................  2,200     63                                  2,200     63
Centerpoint Energy, Inc..............                 3,420     24   2,230     16    5,650     40
Cinergy Corp.........................                   260      8     170      5      430     13
Comcast Corp. Class A (AE)...........                 5,905    136   3,850     89    9,755    225
Consolidated Edison, Inc.............                   232     10     150      6      382     16

   Pro Forma Statement of Net Assets Continued--October 31, 2002 (Unaudited)


                                                        Equity Income    Equity III     Value Fund
                                           Value Fund      Fund (b)       Fund (b)       Pro Forma
                                         -------------- -------------- -------------- ---------------
                                         Number Market  Number Market  Number Market  Number  Market
                                           of    Value    of    Value    of    Value    of     Value
                                         Shares (000) $ Shares (000) $ Shares (000) $ Shares  (000) $
                                         ------ ------- ------ ------- ------ ------- ------- -------
COX Communications, Inc. Class A (AE)...                 2,782     76   1,860     51    4,642     127
Dominion Resources, Inc.................                 6,083    292   3,801    182    9,884     474
DTE Energy Co...........................                 1,042     47     676     30    1,718      77
Duke Energy Corp........................                 4,662     96   3,030     62    7,692     158
Edison International (AE)............... 17,300    174  26,082    262  14,790    149   58,172     585
Energy East Corp........................  6,200    132   2,500     53   1,500     32   10,200     217
Entergy Corp............................                 1,960     86   1,270     56    3,230     142
Exelon Corp.............................                 2,934    148   1,910     96    4,844     244
FirstEnergy Corp........................  6,900    224   4,812    156   3,070    100   14,782     480
FPL Group, Inc.......................... 11,610    685   2,281    135   1,490     88   15,381     908
KeySpan Corp............................ 11,700    427   1,690     62   1,110     41   14,500     530
Liberty Media Corp. Class A (AE)........                46,766    387  28,190    233   74,956     620
Mirant Corp. (AE).......................                 4,350      9   2,828      6    7,178      15
National Fuel Gas Co....................  9,530    192                                  9,530     192
Nextel Communications, Inc. Class A (AE) 33,700    380                                 33,700     380
Nicor, Inc..............................                   220      7     150      5      370      12
NiSource, Inc...........................  5,980     99     910     15     590     10    7,480     124
Nokia OYJ - ADR......................... 11,200    186                                 11,200     186
NSTAR...................................  5,930    249   1,621     68     950     40    8,501     357
Otter Tail Corp.........................  3,700    104                                  3,700     104
Pepco Holdings, Inc.....................                 4,354     90   2,680     55    7,034     145
PG&E Corp. (AE).........................                22,247    241  12,860    140   35,107     381
Pinnacle West Capital Corp..............  1,900     54   4,370    125   2,850     81    9,120     260
PPL Corp................................  1,610     56     505     17     330     11    2,445      84
Progress Energy, Inc....................                   411     17     270     11      681      28
Public Service Enterprise Group, Inc....                 2,950     85   1,920     55    4,870     140
Quintiles Transnational Corp. (AE)......                   362      4     240      3      602       7
Qwest Communications International......                 1,466      5     986      3    2,452       8
Reliant Resources, Inc. (AE)............                 2,051      4   1,340      3    3,391       7
SBC Communications, Inc................. 19,100    490  58,329  1,496  35,420    909  112,849   2,895
Sempra Energy...........................                 4,341     96   2,820     62    7,161     158
Southern Co. (The)......................                 1,560     46   1,010     30    2,570      76
Sprint Corp.-FON Group..................                11,429    142   7,440     92   18,869     234
TXU Corp................................                 3,170     45   2,060     30    5,230      75
US Cellular Corp. (AE)..................                    91      3      60      2      151       5
Verizon Communications, Inc............. 14,400    544  34,141  1,288  21,818    824   70,359   2,656
Westar Energy, Inc......................                 1,318     14     860      9    2,178      23
WGL Holdings, Inc.......................  2,720     63                                  2,720      63
Wisconsin Energy Corp...................  4,000     92                                  4,000      92
Xcel Energy, Inc........................                 2,924     30   1,900     20    4,824      50
                                                ------         ------         ------          -------
                                                 5,517          8,147          5,064           18,728
                                                ------         ------         ------          -------

Total Common Stocks.....................        68,534         78,626         48,744          195,904
                                                ------         ------         ------          -------

   Pro Forma Statement of Net Assets Continued--October 31, 2002 (Unaudited)


                                                     Equity Income      Equity III         Value Fund
                                    Value Fund         Fund (b)          Fund (b)          Pro Forma
                                 ----------------  ----------------  ----------------  -----------------
                                  Number   Market   Number   Market   Number   Market   Number   Market
                                    of      Value     of      Value     of      Value     of      Value
                                  Shares   (000) $  Shares   (000) $  Shares   (000) $  Shares   (000) $
                                 --------- ------- --------- ------- --------- ------- --------- -------
Preferred Stock - 0.12%
Auto and Transportation - 0.06%
General Motors Corp.............     5,300    111                                          5,300     111

Technology - 0.03%
Northrop Grumman Corp...........       580     65                                            580      65

Utilities - 0.03%
TXU Corp........................     2,500     62                                          2,500      62

Total Preferred Stocks..........              238                                                    238
                                           ------                                                -------

Short-Term Investments - 4.07%
Frank Russell Investment Company
  Money Market Fund, due on
  demand........................ 3,211,000  3,211  2,340,879  2,341  1,649,000  1,649  7,200,879   7,201
United States Treasury Bill (c).   500,000    499    300,000    299    300,000    299  1,100,000   1,097
                                           ------            ------            ------            -------

Total Short-Term Investments....            3,710             2,640             1,948              8,298
                                           ------            ------            ------            -------

Total Investments - 100.66%.....
  (identified cost $224,767)....           72,482            81,266            50,692            204,440
Other Assets and Liabilities,
  Net - (0.66%) (a).............             (132)              (62)           (1,149)            (1,406)
                                           ------            ------            ------            -------

Net Assets - 100.00%............           72,350            81,204            49,543            203,034



Footnotes:

   (a) Pro Forma Other Assets & Liabilities have been adjusted to reflect the anticipated liability related to the costs of the merger, estimated at $62,945.


   (b) As of 10/31/02 all securities held by Equity Income Fund and Equity III Fund would comply with the principal investment strategy and fundamental investment restrictions of Value Fund. However, securities may be sold in the ordinary course.

  (AE) Nonincome-producing security.
    (c) At amortized cost, which approximates market.
    (o) Real Estate Investment Trust (REIT).
Abbreviations:
   ADR- American Depositary Receipt.
   144A- Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

                                     PART C
                                OTHER INFORMATION


Item 15. Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

                    Section 6.4 Indemnification of Trustees, Trustees Emeritus, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees, Trustees Emeritus and officers (including persons who serve at the Trust's request as directors, officers, trustees or trustees emeritus of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee, Trustee Emeritus or officer, director, trustee or trustee emeritus, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or
          (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

          Insurance is provided to officers and Trustees of the Registrant pursuant to Section I.A of Registrant's Mutual Fund and Directors and Officers Errors and Omissions Professional Liability Insurance policy, which reads as follows:

          "Section I.A. Insurance Agreements. The Insurer will pay to or on behalf of the Insured(s) in accordance with the terms hereof all Loss in excess of the Deductible set forth in Item 4(a) of the Declarations up to the available Limit of Liability set forth in Item 3 thereof, which is incurred by the Insured(s) as the result of any Claim first made against them during the Policy Period or the Discovery Period, if purchased, except such Loss which the Insured Company pays to the Insured(s) as indemnification."

                  "Insured(s)" means any past, present or future partner, officer, director, trustee or employee of the Insured Company while acting in his/her capacity as such and, in the event of the death, incapacity or bankruptcy of an Insured, the estate, heirs, legal representatives or assigned of such person.

                  "Loss" means that amount, including Defense Costs, which the Insured(s) or the Insured Company shall become legally obligated to pay or for which the Insured Company legally indemnifies the Insured(s) as the result of a Claim first made against the Insured(s) and/or the Insured Company during the Policy Period or the Discovery Period, if purchased; provided, however, that Loss shall not include salaries, wages, fees, overhead or benefit expenses associated with any Insured(s); nor shall Loss include punitive or exemplary damages, criminal or civil fines or penalties imposed by law, taxes, the multiple portion of any multiple damages or matters uninsurable under the law pursuant to which this Policy is construed.

                  "Claim" means any judicial or administrative proceeding, including any appeal therefrom, against (1) the Insured Company or any Insured(s) for a Wrongful Act as a result of which the Insured Company or such Insured(s) may be subjected to a binding adjudication of liability for damages or other relief or (2) any Insured(s) solely by reason of their status as partners, officers, directors, trustees or employees of the Insured Company.

                  "Policy Period" means that period from the inception date set forth in Item 2 of the Declarations to the expiration date set forth therein or to any earlier cancellation date pursuant to
                  Section IX(D) hereof; provided, however, that the Discovery Period, if purchased in accordance with Section III(A) hereof, shall be deemed to be part of and not in addition to the Policy Period.

                  "Insured Company" means each entity named in Item 1 of the Declarations, and shall include any Subsidiary of such Insured Company as of the inception date of this Policy which has been expressly identified as such in the Application and which has not been excluded by the Insurer.

                  Undefined terms referenced in the description of the Registrant's Mutual Fund and Directors and Officers Errors and Omissions Professional Liability Insurance policy are defined elsewhere in the Policy.

Item 16. Exhibits

 (1) 1.1 Amended and Restated Master Trust Agreement dated August 19, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     1.2 Amendment No. 1 to Amended and Restated Master Trust Agreement dated October 8, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     1.3 Amendment No. 2 to Amended and Restated Master Trust Agreement dated November 25, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (2) 2.1 Bylaws dated August 8, 1984 (incorporated by reference to Item 24(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (3) Not applicable.

 (4) 4.1 Form of Agreement and Plan of Reorganization of the Equity Income Fund and Equity III Fund (included as Exhibit A to the Prospectus/Proxy Statement which is part of this Registration Statement on Form N-14)

 (5) 5.1 Form of Shares of Beneficial Interest for the Equity III Fund (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     5.2 Form of Shares of Beneficial Interest for the Equity Income Fund (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (6) 6.1 Advisory Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(a)(1) filed under Post-Effective Amendment No. 42 dated February 28, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     6.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     6.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference from

          Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     6.4 Form of Letter Agreement adding the Russell Multi-Manager Principal Protected Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     6.5 Form of Portfolio Management Contract with Money Managers and Frank Russell Investment Company (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (7) 7.1 Distribution Agreement with Russell Fund Distributors, Inc. dated January 1, 1999 due to change in control (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     7.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors, Inc. adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     7.3 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     7.4 Form of Letter Agreement to the Distribution Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     7.5 Form of Letter Agreement to the Distribution Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     7.6 Form of Letter Agreement to the Distribution Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A

          (SEC File Nos. 2-71299/811-3153))

     7.7 Form of Letter Agreement to the Distribution Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     7.8 Form of Letter Agreements regarding fee waivers and reimbursements (incorporated by reference from Post-Effective Amendment No. 66 dated February 27, 2003 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

 (8) 8.1  Bonus or Profit Sharing Plans (none)

 (9) 9.1 Custodian Contract with State Street Bank and Trust Company dated October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A
          (SEC File Nos. 2-71299/811-3153))

     9.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A
          (SEC File Nos. 2-71299/811-3153))

     9.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.10 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36 dated February 13, 1997 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.14 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.15 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding the Select Growth Fund and the Select Value Fund

          (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.16 Amendment to Custodian Contract between FRIC and State Street Bank and Trust Company ("Custodian") dated July 2, 2001 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     9.17 Form of Amendment to Custodian Contract between FRIC and the custodian adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(10) 10.1 Rule 12b-1 Distribution Plan (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     10.2 Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(11) 11.1 Opinion and Consent of Counsel

(12) 12.1 Opinion and Consent of Dechert LLP regarding tax matters (to be filed by amendment within a reasonable time after the closing of the Reorganizations)

(13) 13.1 Administrative Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(d)(1) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A
          (SEC File Nos. 2-71299/811-3153))

     13.2 Form of Letter Agreement to the Administrative Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds. (incorporated by reference to Item 23(4)(d)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.3 Form of Letter Agreement to the Administrative Agreement adding Select Growth Fund and Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.4 Form of Letter Agreement to the Administrative Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.5 Form of Letter Agreement to the Administrative Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16,
           2002) 6.10 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.6 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.7 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.8 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.9 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.10 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36 dated February 13, 1997 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.11 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.12 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration

           Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.13 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.14 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.15 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.16 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.17 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.18 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class A to the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Money Market Funds (incorporated by reference to Post-Effective Amendment No. 66 dated February 28, 2003 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.19 Transfer and Dividend Disbursing Agency Agreement dated April 1, 1988 with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.20 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and Dividend Disbursing Agency

           Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.21 Letter Agreement and Amended Schedule A dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.22 Letter Agreement and Amended Schedule A dated August 11, 1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.23 Letter Agreement dated April 10, 1996 adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.24 Letter Agreement and Amended Schedule A dated November 5, 1996 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36 dated February 13, 1997 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.25 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.26 Letter Agreement to Transfer and Dividend Disbursing Agreement dated December 1, 1998 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.27 Form of Letter Agreement to Transfer and Dividend Disbursing Agency Agreement for reimbursement for lost shareholder search expenses (incorporated by reference to Item 23(8)(a)(9) filed under Post-Effective Amendment No. 43 dated April 16, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.28 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to
           Item 23(8)(a)(10) filed under Post-Effective Amendment No. 44 dated September 2, 1999 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.29 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.30 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.31 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.32 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.33 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.34 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement adding Class A (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.35 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.36 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by


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

           reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.37 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.38 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.39 Letter Agreements regarding fee waivers & reimbursements (incorporated by reference to Post-Effective Amendment No. 66 dated February 28, 2003 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.40 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.41 First Amendment to Credit Agreement dated as of December 28, 2000 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.42 Second Amendment to Credit Agreement dated as of December 27, 2001 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.43 Form of Third Amendment to Credit Agreement dated as of December 26, 2002 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 64 dated January 15, 2003 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.44 Shareholder Services Plan (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.45 Form of Special Servicing Agreement with Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.46 Form of Side Letter relating to Special Servicing Agreement with the Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 66 dated February 28, 2003 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.47 Joint Insurance Agreement Between FRIC and Russell Insurance Funds dated August 5, 1996 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

     13.48 Amended and Restated Joint Insurance Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant's Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(14) 14.1  Other Opinions - Consent of PricewaterhouseCoopers LLP, independent auditors of the registrant

(15) 15.1  Omitted Financial Statements - None

(16) 16.1  Powers of Attorney - None

(17) 17.1  Forms of proxy related to the Special Meeting of Shareholders of
           Equity III Fund and Equity Income Fund

Item 17.  Undertakings

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after the closing.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Frank Russell Investment Company, has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 26th day of June, 2003.


                                          FRANK RUSSELL INVESTMENT COMPANY
                                                     Registrant


                                          By:  /s/  Leonard P. Brennan
                                             -----------------------------------
                                                Leonard P. Brennan, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on June 26, 2003.

Signatures                                Signatures
----------                                ----------


/s/  Leonard P. Brennan                   /S/  Mark E. Swanson
-----------------------------------       --------------------------------------
Leonard P. Brennan, President and         Mark E. Swanson, Treasurer, in his
Chief Executive Officer                   capacity as Chief Accounting Officer


              *                                            *
-----------------------------------       --------------------------------------
Lynn L. Anderson, Trustee                 Paul E. Anderson, Trustee


              *                                            *
-----------------------------------       --------------------------------------
William E. Baxter, Trustee                Kristianne Blake, Trustee


              *                                            *
-----------------------------------       --------------------------------------
Daniel P. Connealy, Trustee               Lee C. Gingrich, Trustee


              *                                            *
-----------------------------------       --------------------------------------
Eleanor W. Palmer, Trustee                Michael J. A. Phillips, Trustee


              *                                            *
-----------------------------------       --------------------------------------
Raymond P. Tennison, Jr., Trustee         Julie W. Weston, Trustee



/s/  Mary Beth Rhoden
-----------------------------------
*By Mary Beth Rhoden
 Attorney-in-fact


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